      As filed with the Securities and Exchange Commission April 29, 2005.
                                                              File No. 333-50465
                                                                       811-07622
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                  [ ]
                                     ------
         Post-Effective Amendment No.   20                            [X]
                                      ------

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  216                                           [X]
                       -----

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

       ___  immediately upon filing pursuant to paragraph (b) of Rule 485
       _X_  on May 2, 2005, pursuant to paragraph (b) of Rule 485
       ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ___  on _______________, pursuant to paragraph (a)(1) of Rule 485
       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

PUTNAM HARTFORD CAPITAL ACCESS
SEPARATE ACCOUNT TEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-521-0538                                    [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase Series I and Series IR of Putnam Hartford Capital Access variable annuity. Please read it carefully before you purchase your variable annuity.


Putnam Hartford Capital Access variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases Class IB shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust

- PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Capital Opportunities Fund of Putnam Variable Trust

- PUTNAM DISCOVERY GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Discovery Growth Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM EQUITY INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Equity Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IB shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IB shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- PUTNAM GLOBAL EQUITY SUB-ACCOUNT which purchases Class IB shares of Putnam VT Global Equity Fund of Putnam Variable Trust (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Health Sciences Fund of Putnam Variable Trust (Closed to Contracts issued on or after May 3, 2004)

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IB shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL EQUITY SUB-ACCOUNT which purchases Class IB shares of Putnam VT International Equity Fund of Putnam Variable Trust (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IB shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MID CAP VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT Mid Cap Value Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IB shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust


- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Research Fund of Putnam Variable Trust


- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust (Closed to Contracts issued on or after May 3, 2004)

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IB shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IB shares of Putnam VT Voyager Fund of Putnam Variable Trust

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and includes Financial Statements for Hartford and the Separate Account. Like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency


This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 2, 2005
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2005

                                                                               3
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLES                                                                    6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    8
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                  9
--------------------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                                 9
--------------------------------------------------------------------------------
  The Separate Account                                                        9
--------------------------------------------------------------------------------
  The Funds                                                                  10
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              13
--------------------------------------------------------------------------------
THE CONTRACT                                                                 13
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               13
--------------------------------------------------------------------------------
  Charges and Fees                                                           18
--------------------------------------------------------------------------------
  The Hartford's Principal First                                             19
--------------------------------------------------------------------------------
  Death Benefit                                                              20
--------------------------------------------------------------------------------
  Surrenders                                                                 24
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              26
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     28
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            29
--------------------------------------------------------------------------------
  Legal Matters                                                              30
--------------------------------------------------------------------------------
  More Information                                                           31
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   31
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     37
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           38
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           42
--------------------------------------------------------------------------------
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   45
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      46
--------------------------------------------------------------------------------

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.


BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner, joint Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: This account holds our company assets, including any assets not allocated to a Separate Account. The assets in the General Account are available to the creditors of Hartford.

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that an individual age
70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected you make take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

                                          CONTRACT   CONTRACT
                                          YEARS 1-7  YEARS 8+
-------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
-------------------------------------------------------------
    Sales Charge Imposed on Purchases
     (as a percentage of Premium
     Payments)                                None      None
-------------------------------------------------------------
    Contingent Deferred Sales Charge (as
     a percentage of Premium Payments)        None      None
-------------------------------------------------------------


CONTRACT OWNER PERIODIC EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (1)                  $30    $30
------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a
  percentage of average daily
  Sub-Account Value)
    Mortality and Expense Risk Charge      1.50%  1.25%
------------------------------------------------------
    Total Separate Account Annual
     Expenses                              1.50%  1.25%
------------------------------------------------------
OPTIONAL CHARGES (as a percentage of
  average daily Sub-Account Value)
    The Hartford's Principal First
     Charge                                0.50%  0.50%
------------------------------------------------------
    Optional Death Benefit Charge          0.15%  0.15%
------------------------------------------------------
    Earnings Protection Benefit Charge     0.20%  0.20%
------------------------------------------------------
    Total Separate Account Annual
     Expenses with all optional charges    2.35%  2.10%
------------------------------------------------------

(1) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.79%      1.65%
--------------------------------------------------------------

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR THE ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1) If you Surrender your Contract at the end of the applicable time period:



1 year                                              $ 418
---------------------------------------------------------
3 years                                             $1,263
---------------------------------------------------------
5 years                                             $2,123
10 years                                            $4,256
---------------------------------------------------------



(2) If you annuitize at the end of the applicable time period:



1 year                                              $ 410
---------------------------------------------------------
3 years                                             $1,256
---------------------------------------------------------
5 years                                             $2,115
---------------------------------------------------------
10 years                                            $4,248
---------------------------------------------------------



(3) If you do not Surrender your Contract:



1 year                                              $ 418
---------------------------------------------------------
3 years                                             $1,263
---------------------------------------------------------
5 years                                             $2,123
---------------------------------------------------------
10 years                                            $4,256
---------------------------------------------------------



CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:


- MORTALITY AND EXPENSE RISK CHARGE -- During Contract Years 1-7, a mortality and expense risk charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Sub-Accounts. In Contract Year 8 or at the Annuity Commencement Date, whichever comes sooner, the mortality and expense risk charge drops to 1.25% of your Contract Value invested in the Sub-Accounts.



- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses accompanying this prospectus for more complete information.



- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.


- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.


WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, die before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- The Contract Value of your Contract;

- Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.
Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with a Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be based on the investment allocation of your Contract in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            2/15/05        A+  Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                        2/15/05       AA-  Financial strength
---------------------------------------------------------------------------------
 Fitch                                    2/15/05       AA   Financial strength
---------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Separate Account was established on March 1, 1993 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective. The fund pursues its goal by investing mainly in U.S. government bonds, although it may also invest in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities and may invest up to 20% of net assets in mortgage-backed securities of private issuers rated AAA or its equivalent, at the time of purchase, by a nationally recognized securities rating agency, or if unrated, that the fund determines to be of comparable quality.

PUTNAM VT CAPITAL APPRECIATION FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT DISCOVERY GROWTH FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.


PUTNAM VT EQUITY INCOME FUND -- Seeks capital growth and current income.


PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation. The fund pursues its goal by investing in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT HEALTH SCIENCES FUND (Closed to Contracts issued on or after May 3,
2004) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MID CAP VALUE FUND -- Seeks capital appreciation and, as a secondary objective, current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in midsized companies of a size similar to those in the Russell Midcap Value Index.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund pursues its goal by investing mainly in instruments that are high quality and have short-term maturity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management thinks have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which Putnam Management places on the company, or whose earnings Putnam Management believes are likely to grow over time.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND (Closed to Contracts issued on or after May 3, 2004) -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.


You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.


Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?


The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.



When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.


To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:


- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by



- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by



- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.


We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.


CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.



You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request


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will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.



Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.



For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.



Hartford attempts to curb frequent transfers in the following ways:



X  20 Transfer Rule;



X  Abusive Trading Policy; and


X  Third Party Transfer Service Agreements.


THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account


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transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.



We actively monitor Contract Owner's compliance with this policy. Our computer system will automatically send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, the computer system will not allow you to do another Sub-Account transfer by telephone, voice recording unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.



We may make changes to this policy at any time.



ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.



Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:



- the dollar amount of the transfer;



- the total assets of the Funds involved in the transfer;



- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.



THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. We do not currently require Contract Owners or others to sign these agreements. However, if we believe that these agreements may help curb frequent transfers, or for any other reason, we may, without notice, begin requiring these agreements again. In the event such separate agreements are required, the terms and conditions of these agreements may vary from one agreement to the next but all of these agreements, without exception, would be more restrictive than our regular policies that restrict excessive Sub-Account transfers.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?



INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.



SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Trading Policy do not apply to all Contract Owners and do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule and the Abusive Trading Policy do not apply to certain Contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit its Contract Owners' Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers


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  allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.



Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule. There are also some Third Party Transfer Service Agreements that are customized for certain brokers that contain transfer limitations that are also more restrictive than the 20 Transfer Rule.



POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:



- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.



- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.



Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.



Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.



WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?



We print the prospectus for the variable annuity together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-521-0538

- Electronically, if available, by the Internet through our website at www.putnaminv.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will

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be carried out at the close of the New York Stock Exchange the next Valuation
Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.


Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract during Contract Years 1-7, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. After Contract Year 7 or at the Annuity Commencement Date, whichever comes sooner, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?


We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.


PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

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CHARGES AGAINST THE FUNDS


ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.


THE HARTFORD'S PRINCIPAL FIRST CHARGE


The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.


OPTIONAL DEATH BENEFIT CHARGE


If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


EARNINGS PROTECTION BENEFIT CHARGE


If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



REDUCED FEES AND CHARGES


WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.


If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First, we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

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- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

- The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current The Hartford's Principal First charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If you surrender all of your Contract Value or your Contract Value is reduced to zero, but you still have a Benefit Amount, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your beneficiary will continue to receive the remaining payments.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

The Hartford's Principal First may not be available through all broker-dealer firms.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make annuity payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

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Unless the Beneficiary provides us with instructions to reallocate the Death
Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.


If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

EARNINGS PROTECTIONS BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.


ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS



For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations, under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."


The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.


The Beneficiary may elect, under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.


The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          Death Benefit is paid to
                                living                     Contingent Annuitant       the Contract Owner and
                                                                                      not the designated
                                                                                      Beneficiary.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner.
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives a
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives a payout at death, if
                                                                any.
----------------------------------------------------------------------------------------------


THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.


SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the surrender with no premium payments made during the prior two contract years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

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To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed-dollar amount or variable-dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

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For variable dollar amount Annuity Payouts, these percentages represent Annuity
Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION


If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be based on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout

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the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.


The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.


COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract".


OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------


We may discontinue, modify or amend any of these Programs or any other Programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs.


INVESTEASE-Registered Trademark- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs. If you enroll,

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you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA
Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from any Sub-Account into a different Sub-Account. The Earnings/ Interest DCA Program allows you to regularly transfer earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financials Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are Registered Representatives of Broker-Dealers that have entered into distribution agreements with HSD.


Upfront commissions paid by Hartford will not be more than 7% of Premium Payments. Trail commissions will not be more than 1% of Contract Value. From time to time Hartford may also pay or permit other promotional incentives, in cash or credit or other compensation.



ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") -- In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and 12b-1 fees, the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the variable annuity contracts ("Contracts") based on a number of factors. This additional compensation is not paid directly by you.



With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets i.e., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to, exceed, in the aggregate 0.12% of the average net assets of the Contracts attributable to a particular Financial Intermediary. A listing of Financial Intermediaries to whom the distributor makes such Additional Payments is provided below. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed $12 million per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.



DISTRIBUTION ARRANGEMENTS -- Contracts issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively "Hartford Life") are continuously offered and sold by selected broker-dealers who have selling agreements with Hartford Life. Except as discussed below, Hartford Life bears all the expenses of providing services pursuant to Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.



In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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to Financial Intermediaries in connection with the sale and distribution of the
Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses. Such Additional Payments are generally made for the placement of the Contracts on a Financial Intermediary's list of annuity products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the annuity products and payments for providing training and information relating to the annuity product and (2) "marketing support" fees for providing assistance in promoting the sale of the annuity product. (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various annuity product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one annuity product over another annuity product. Please consult your Financial Intermediary for more information.



As of December 31, 2004 Hartford Life has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to A.G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, AMSouth Investment Services, Inc., Bancwest Investment Services, Inc., Cadaret Grant & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Cuso Financial Services, L.P., Duerr Financial Corporation, Edward D. Jones & Co., L.P., FFP Securities, Inc., Fifth Third Securities, First Citizens Investor Services, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., Heim & Young Securities, The Huntington Investment Company, Infinex Financial Group, ING Advisors Network, Investacorp, Inc., Investment Professionals, Inc., James T. Borello & Co., Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., Legg Mason Wood Walker, Incorporated, Lincoln Financial, Linsco/Private Ledger Corp., M&T Securities, Merrill Lynch Pierce Fenner & Smith, First Montauk Securities Corp., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Incorporated, Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., NFP Securities, Inc., Parker/Hunter Incorporated, Pension Planners, PFIC Securities Corporation, Piper Jaffray & Co., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James Financial Services, RBC Dain Rauscher Inc., Securities America, Inc., Sigma Financial Corporation, Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, TFS Securities, Inc., The Investment Center, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., Uvest Financial Services Group Inc., Wachovia Securities, LLC., Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WM Financial Services, Inc., Woodbury Financial Services, Inc., XCU Capital Corporation, Inc. Hartford Life may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.



The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.



For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $50 million in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.


LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.


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The SEC's Division of Enforcement and the New York Attorney General's Office are
investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in either regulator initiating any formal action against The Hartford Financial Services Group, Inc. ("The Hartford"). However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The potential timing of any such action is difficult to predict. Based on The Hartford's discussions with the SEC and the New York Attorney General's Office and its own analysis, Hartford Life, Inc. ("Hartford Life"), an indirect subsidiary of The Hartford, recorded a charge of $66 million to establish a reserve for these matters during the first quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the timing and outcome of any payments relating to these types of regulatory investigations, as well as the tax-deductibility, if any, and any potential deferred acquisition cost effects (though no deferred acquisition cost effects are included in this estimate) that may be applicable, it is possible that the ultimate cost to Hartford Life of these matters may exceed or be below the reserve amount, perhaps by a significant amount. It is reasonably possible that the Company, an indirect subsidiary of Hartford Life, may ultimately be liable for all or a portion of the ultimate cost to Hartford Life. However, the ultimate liability of the Company, if any, is not reasonably estimable at this time.



In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.

Telephone: 1-800-521-0538


FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.


FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic


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corporations, domestic partnerships, trust or estates that are subject to United
States federal income tax, regardless of the source of their income.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



  1. NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a


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Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



 vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.


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    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.



  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



 ii. The 10% penalty tax will not apply to the following distributions:



    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



    3. Distributions attributable to a recipient's becoming disabled.



    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.



    5. Distributions made under certain annuities issued in connection with structured settlement agreements.



    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



    f. REQUIRED DISTRIBUTIONS.



  i. Death of Contract Owner or Primary Annuitant



    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



 ii. Alternative Election to Satisfy Distribution Requirements



    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



 iii. Spouse Beneficiary



    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



    g. ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered intofor tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.


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    h. PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



  3. DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.



  4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be


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treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:



    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution.



    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.



Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is
(1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------


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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS



This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.



The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.



Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.



We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.



1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.



2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



- after the participating employee attains age 59 1/2;



- upon severance from employment;



- upon death or disability; or



- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.



If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.



3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt


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employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.



Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.



All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.



In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:



- attains age 70 1/2,



- has a severance from employment as defined in the Code (including death of the participating employee), or



- suffers an unforeseeable financial emergency as defined in the Code.



4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408



TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.



SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.



ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.



5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.



(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72 (t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:



- Made on or after the date on which the employee reaches age 59 1/2;



- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;



- Attributable to the employee's becoming disabled (as defined in the Code);



- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;



- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or



- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:



- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or



- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.



If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.



An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2; or



- the calendar year in which the individual retires from service with the employer sponsoring the plan.



The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.



The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:



- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or



- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.



Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the entire value of all benefits provided under a Contract as of the close of business on the last day of the previous calendar year. The death benefit and any optional benefits purchased under the Contract may affect the amount of the minimum required distribution that must be taken. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments if the payment structure satisfies certain rules set forth in Income Tax Regulations.



If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.



If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



In 2002 and in 2004, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.



(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.



Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.



For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.



Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.



Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.



6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.



For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.



Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.


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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   Multiplied by
 $105,000   Interest Accumulation Value for a total of
 $  9,722   to be deducted from the Interest Accumulation Value equals
 --------
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   Multiplied by
 $105,000   Interest Accumulation Value for a total of
 $ 11,413   to be deducted from the Interest Accumulation Value equals
 --------
 $ 93,587   the New Interest Accumulation Value

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000)

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-521-0538.



                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM AMERICAN
  GOVERNMENT INCOME FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $12.439  $12.434  $11.594  $11.045  $10.000       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.580  $12.439  $12.434  $11.594  $11.045       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           100      121      295      104       25       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.476       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.454       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             6       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM CAPITAL
  APPRECIATION FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 7.579  $ 6.165  $ 8.060  $ 9.503  $10.000       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.564  $ 7.579  $ 6.165  $ 8.060  $ 9.503       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            15       43       28       14        4       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.540       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.321       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM CAPITAL
  OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $12.899  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $15.009  $12.899       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            19       10       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $13.224       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.798       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM DISCOVERY GROWTH
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 4.836  $ 3.719  $ 5.361  $ 7.862  $10.000       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.125  $ 4.836  $ 3.719  $ 5.361  $ 7.862       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            34       37       15        6       31       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.832       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.979       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

                                                                              47
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $11.762  $ 9.945  $ 9.533  $ 9.348  $ 9.506  $ 9.484  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.653  $11.762  $ 9.945  $ 9.533  $ 9.348  $ 9.506  $ 9.484
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           250      257      284      330      388      354      119
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.503       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.149       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $12.030  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.251  $12.030       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            70       28       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.027       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.064       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET
  ALLOCATION FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 9.802  $ 8.163  $ 9.472  $10.510  $11.214  $10.191  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.535  $ 9.802  $ 8.163  $ 9.472  $10.510  $11.214  $10.191
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            89      118      166      246      296      226      121
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.229       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.725       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 7.876  $ 6.187  $ 8.093  $11.697  $16.903  $10.425  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.821  $ 7.876  $ 6.187  $ 8.093  $11.697  $16.903  $10.425
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           219      296      366      492      640      359       65
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 5.944       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.465       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $10.250  $ 8.168  $10.235  $11.099  $10.440  $10.443  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.219  $10.250  $ 8.168  $10.235  $11.099  $10.440  $10.443
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)         1,577    1,943    2,232    2,679    2,819    2,276      645
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.775       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.459       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            19       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

48

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM GROWTH
  OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 4.328  $ 3.570  $ 5.140  $ 7.684  $10.000       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.338  $ 4.328  $ 3.570  $ 5.140  $ 7.684       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           125      147      106      161      176       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.448       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.363       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $10.106  $ 8.665  $11.043  $13.969  $10.202  $10.785  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.665  $10.106  $ 8.665  $11.043  $13.969  $10.202  $10.785
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           303      363      477      633      745      524      193
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.428       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.614       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $10.402  $ 8.345  $ 8.533  $ 8.357  $ 9.272  $ 8.895  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.328  $10.402  $ 8.345  $ 8.533  $ 8.357  $ 9.272  $ 8.895
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           500      563      680      672      527      557      184
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.782       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.525       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM INCOME FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $12.178  $11.839  $11.139  $10.538  $ 9.925  $10.297  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.529  $12.178  $11.839  $11.139  $10.538  $ 9.925  $10.297
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           269      304      435      462      459      507      184
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.709       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.838       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL
  EQUITY FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $10.728  $ 8.473  $10.447  $13.358  $14.995  $ 9.511  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.280  $10.728  $ 8.473  $10.447  $13.358  $14.995  $ 9.511
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           315      411      575      885      891      559      110
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 8.238       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.204       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             4       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL
  GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $10.479  $ 7.717  $ 9.084  $11.645  $11.666  $ 9.524  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.489  $10.479  $ 7.717  $ 9.084  $11.645  $11.666  $ 9.524
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           109      135      189      233      283      178       78
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.675       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.276       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW
  OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 9.024  $ 6.877  $ 8.083  $11.504  $19.041  $ 9.530  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.077  $ 9.024  $ 6.877  $ 8.083  $11.504  $19.041  $ 9.530
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            61       83      118      176      255      110        7
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.897       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.589       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 7.742  $ 6.182  $ 8.243  $11.124  $13.879  $10.838  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.591  $ 7.742  $ 6.182  $ 8.243  $11.124  $13.879  $10.838
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           678      795      947    1,350    1,611    1,175      230
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.191       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.683       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             9       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM MID CAP VALUE FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $12.780  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.535  $12.780       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            22        9       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.892       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.330       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 1.100  $ 1.111  $ 1.115  $ 1.090  $ 1.046  $ 1.014  $ 1.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 1.091  $ 1.100  $ 1.111  $ 1.115  $ 1.090  $ 1.046  $ 1.014
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)         2,708    3,939    8,200   11,923   45,987   19,053   12,480
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 0.995       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 0.980       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

50

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 7.868  $ 6.031  $ 8.811  $12.803  $17.612  $10.572  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.550  $ 7.868  $ 6.031  $ 8.811  $12.803  $17.612  $10.572
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           570      733      859    1,154    1,312      725      107
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.788       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.036       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $13.552  $10.384  $12.490  $12.272  $10.179  $10.301  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $15.410  $13.552  $10.384  $12.490  $12.272  $10.179  $10.301
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           195      198      227      248      175      119       22
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.232       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.609       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING
  GROWTH FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 5.268  $ 3.940  $ 5.902  $11.033  $22.902  $10.276  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.633  $ 5.268  $ 3.940  $ 5.902  $11.033  $22.902  $10.276
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           230      280      318      452      583      210       48
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 3.312       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 3.443       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $11.449  $ 9.273  $12.100  $15.134  $15.674  $12.481  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.131  $11.449  $ 9.273  $12.100  $15.134  $15.674  $12.481
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           128      173      222      282      285      218       18
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.457       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.769       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $17.330  $11.755  $14.601  $12.547  $10.235  $10.000       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $21.547  $17.330  $11.755  $14.601  $12.547  $10.235       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           151      170      190      205       69       24       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $15.964       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $18.925       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM
  FUND OF BOSTON
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $11.300  $ 9.801  $10.903  $11.017  $10.202  $10.398  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.046  $11.300  $ 9.801  $10.903  $11.017  $10.202  $10.398
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           540      721      837      899      911      816      178
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $10.765       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.265       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH
  AND INCOME FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 8.808  $ 7.163  $ 9.579  $12.518  $10.813  $11.064  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.551  $ 8.808  $ 7.163  $ 9.579  $12.518  $10.813  $11.064
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           131      160      175      285      347      322      148
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.287       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.515       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 8.554  $ 6.520  $ 9.538  $14.560  $15.411  $10.247  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.994  $ 8.554  $ 6.520  $ 9.538  $14.560  $15.411  $10.247
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           220      274      333      468      612      267       61
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 5.085       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.717       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 9.359  $ 7.606  $10.509  $13.749  $16.723  $10.742  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.684  $ 9.359  $ 7.606  $10.509  $13.749  $16.723  $10.742
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           927    1,245    1,476    1,942    2,331    1,521      272
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.178       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.214       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             6       --       --       --       --       --       --
-------------------------------------------------------------------------------------------



(a) Inception date January 30, 2004.

To obtain a Statement of Additional Information for Series I and Series IR of Putnam Hartford Capital Access variable annuity, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

---------------------------------------------------
                                     Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
            SERIES I AND SERIES IR OF PUTNAM HARTFORD CAPITAL ACCESS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 2, 2005
Date of Statement of Additional Information: May 2, 2005


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD") HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.



Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2004: $9,009,429; 2003: $14,162,418; and 2002: $18,772,820.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "Erv" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES



(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.



                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM AMERICAN
  GOVERNMENT INCOME FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $12.439  $12.434  $11.594  $11.045  $10.000       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.580  $12.439  $12.434  $11.594  $11.045       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           100      121      295      104       25       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.366  $12.380  $11.561  $11.030  $10.000       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.488  $12.366  $12.380  $11.561  $11.030       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5        4      130       29        8       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $11.598  $11.617  $10.853  $10.356       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.706  $11.598  $11.617  $10.853       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           110      131      127       41       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.543  $11.578  $11.324       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.633  $11.543  $11.578       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             6       10       18       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $11.543  $11.578  $10.834  $10.352       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.633  $11.543  $11.578  $10.834       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             6       10       18        3       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.576       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.590       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.518  $11.571  $11.324       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.590  $11.518  $11.571       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1        1       12       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.476  $11.534  $11.290       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.542  $11.476  $11.534       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            85      143        4       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.119       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.118       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.541       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.534       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.486  $11.561  $11.323       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.534  $11.486  $11.561       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5        3        1       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.476       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.454       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             6       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM CAPITAL
APPRECIATION FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 7.579  $ 6.165  $ 8.060  $ 9.503  $10.000       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.564  $ 7.579  $ 6.165  $ 8.060  $ 9.503       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            15       43       28       14        4       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 7.543  $ 6.145  $ 8.046  $ 9.501       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.511  $ 7.543  $ 6.145  $ 8.046       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            32       25       14        6       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 7.531  $ 6.138  $ 8.041  $ 9.571       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.493  $ 7.531  $ 6.138  $ 8.041       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            61       64       25       13       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.496  $ 6.119  $ 5.720       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.440  $ 7.496  $ 6.119       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            44       25       32       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 7.496  $ 6.119  $ 8.027  $ 9.568       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.440  $ 7.496  $ 6.119  $ 8.027       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            44       25       32        5       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.580       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.392       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            43       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.464  $ 6.102  $ 5.708       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.392  $ 7.464  $ 6.102       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            43       35       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.452  $ 6.095  $ 5.703       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.374  $ 7.452  $ 6.095       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            46       63       15       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.563       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.361       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            19       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.573       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.369       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            10       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.459  $ 6.110  $ 5.720       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.369  $ 7.459  $ 6.110       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            10        1       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.540       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.321       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM CAPITAL
  OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $12.899  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $15.009  $12.899       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            19       10       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.886  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.972  $12.886       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             7        7       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.881  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.959  $12.881       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            25       15       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.869  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.922  $12.869       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            13        1       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.869  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.922  $12.869       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            13        1       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $13.258       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.885       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             7       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.856  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.885  $12.856       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             7        1       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.851  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.872  $12.851       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            35       14       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $13.243       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.848       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            24       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $13.238       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.835       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            12       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.839  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.835  $12.839       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            12       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $13.224       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.798       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM DISCOVERY GROWTH
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 4.836  $ 3.719  $ 5.361  $ 7.862  $10.000       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.125  $ 4.836  $ 3.719  $ 5.361  $ 7.862       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            34       37       15        6       31       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 4.813  $ 3.707  $ 3.567       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.093  $ 4.813  $ 3.707       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            90      106       49       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 4.805  $ 3.703  $ 5.348  $ 7.859       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.082  $ 4.805  $ 3.703  $ 5.348       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           154      123       23        7        2       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.782  $ 3.691  $ 5.339  $ 7.857       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.050  $ 4.782  $ 3.691  $ 5.339       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            23       11        5        4       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 4.782  $ 3.691  $ 5.339  $ 7.857       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.050  $ 4.782  $ 3.691  $ 5.339       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            23       11        5        4       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.857       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.021       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            45       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.762  $ 3.680  $ 3.498       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.021  $ 4.762  $ 3.680       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            45       27       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.755  $ 3.676  $ 3.495       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.011  $ 4.755  $ 3.676       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            45       43       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.846       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.003       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             8       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.853       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.008       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.759  $ 3.685  $ 3.506       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.008  $ 4.759  $ 3.685       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3        1       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.832       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.979       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $11.762  $ 9.945  $ 9.533  $ 9.348  $ 9.506  $ 9.484  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.653  $11.762  $ 9.945  $ 9.533  $ 9.348  $ 9.506  $ 9.484
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           250      257      284      330      388      354      119
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $11.687  $ 9.897  $ 9.501  $ 9.331  $ 9.503  $ 9.291       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.554  $11.687  $ 9.897  $ 9.501  $ 9.331  $ 9.503       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5        3       91       80       69       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.517  $10.605  $10.186  $10.291       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.438  $12.517  $10.605  $10.186       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            80       82       50       21       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.457  $10.570  $10.059       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.354  $12.457  $10.570       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5        5        2       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.457  $10.570  $10.167  $10.287       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.354  $12.457  $10.570  $10.167       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5        5        2       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.612       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.306       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             4       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.430  $10.564  $10.059       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.306  $12.430  $10.564       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             4        3        2       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.384  $10.530  $10.029       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.250  $12.384  $10.530       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           223      212       41       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.257       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.913       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.574       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.241       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            23       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.395  $10.555  $10.059       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.241  $12.395  $10.555       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            23       21        2       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.503       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.149       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $12.030  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.251  $12.030       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            70       28       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.018  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.218  $12.018       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            50       29       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.013  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.207  $12.013       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           212      155       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.001  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.174  $12.001       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            34        4       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.001  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.174  $12.001       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            34        4       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.059       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.141       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            46       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.989  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.141  $11.989       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            46       31       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.985  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.130  $11.985       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            56       32       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.045       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.108       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            50       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.041       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.097       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            30       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.973  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.097  $11.973       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            30       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.027       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.064       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET
  ALLOCATION FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 9.802  $ 8.163  $ 9.472  $10.510  $11.214  $10.191  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.535  $ 9.802  $ 8.163  $ 9.472  $10.510  $11.214  $10.191
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            89      118      166      246      296      226      121
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 9.739  $ 8.123  $ 9.440  $10.490  $11.210  $10.198       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.453  $ 9.739  $ 8.123  $ 9.440  $10.490  $11.210       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --        6        4        4       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 9.266  $ 7.731  $ 8.990  $10.023       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.939  $ 9.266  $ 7.731  $ 8.990       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            33       34       28       27       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.221  $ 7.706  $ 7.467       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.877  $ 9.221  $ 7.706       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 9.221  $ 7.706  $ 8.973  $10.019       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.877  $ 9.221  $ 7.706  $ 8.973       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.309       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.841       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.201  $ 7.701  $ 7.467       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.841  $ 9.201  $ 7.701       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.167  $ 7.676  $ 7.444       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.799  $ 9.167  $ 7.676       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           131       58        3       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 8.849       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.341       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.281       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.793       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            49       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.175  $ 7.695  $ 7.467       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.793  $ 9.175  $ 7.695       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            49        6        4       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.229       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.725       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 7.876  $ 6.187  $ 8.093  $11.697  $16.903  $10.425  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.821  $ 7.876  $ 6.187  $ 8.093  $11.697  $16.903  $10.425
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           219      296      366      492      640      359       65
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 7.826  $ 6.157  $ 8.066  $11.675  $16.897       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.752  $ 7.826  $ 6.157  $ 8.066  $11.675       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             6        6       94      116       78       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 5.912  $ 4.653  $ 6.099  $ 8.845       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.607  $ 5.912  $ 4.653  $ 6.099       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            26       38       36       27       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 5.883  $ 4.638  $ 4.471       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.566  $ 5.883  $ 4.638       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5        7        3       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 5.883  $ 4.638  $ 6.088  $ 8.841       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.566  $ 5.883  $ 4.638  $ 6.088       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5        7        3        2       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 5.995       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.542       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 5.871  $ 4.635  $ 4.471       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.542  $ 5.871  $ 4.635       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --        7       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 5.849  $ 4.620  $ 4.457       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.514  $ 5.849  $ 4.620       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            51       59        9       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.422       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.818       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 5.977       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.510       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            12       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 5.854  $ 4.631  $ 4.471       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.510  $ 5.854  $ 4.631       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            12       13        1       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 5.944       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.465       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $10.250  $ 8.168  $10.235  $11.099  $10.440  $10.443  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.219  $10.250  $ 8.168  $10.235  $11.099  $10.440  $10.443
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)         1,577    1,943    2,232    2,679    2,819    2,276      645
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $10.184  $ 8.128  $10.200  $11.078  $10.436       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.131  $10.184  $ 8.128  $10.200  $11.078       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            39       41      527      495      284       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 9.785  $ 7.813  $ 9.810  $10.753       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.689  $ 9.785  $ 7.813  $ 9.810       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           295      321      223      128       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.738  $ 7.788  $ 7.417       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.622  $ 9.738  $ 7.788       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            41       51       64       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 9.738  $ 7.788  $ 9.793  $10.749       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.622  $ 9.738  $ 7.788  $ 9.793       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            41       51       64       33       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.860       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.584       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            53       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.718  $ 7.783  $ 7.417       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.584  $ 9.718  $ 7.783       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            53       43       29       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.682  $ 7.758  $ 7.394       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.539  $ 9.682  $ 7.758       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           468      451      146       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.001       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.791       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             4       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.831       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.533       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            59       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.690  $ 7.776  $ 7.417       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.533  $ 9.690  $ 7.776       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            59       22        8       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.775       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.459       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            19       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM GROWTH
  OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 4.328  $ 3.570  $ 5.140  $ 7.684  $10.000       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.338  $ 4.328  $ 3.570  $ 5.140  $ 7.684       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           125      147      106      161      176       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 4.302  $ 3.554  $ 5.125  $ 7.673  $10.000       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.306  $ 4.302  $ 3.554  $ 5.125  $ 7.673       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3        1      113      129       79       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 4.457  $ 3.684  $ 5.315  $ 8.338       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.459  $ 4.457  $ 3.684  $ 5.315       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            49       76       80       83       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.436  $ 3.672  $ 3.551       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.431  $ 4.436  $ 3.672       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            32       32       40       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 4.436  $ 3.672  $ 5.305  $ 8.335       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.431  $ 4.436  $ 3.672  $ 5.305       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            32       32       40       32       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.487       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.415       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.427  $ 3.670  $ 3.551       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.415  $ 4.427  $ 3.670       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3        3       14       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.410  $ 3.658  $ 3.540       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.396  $ 4.410  $ 3.658       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           131      148       14       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 3.902       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 3.834       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.473       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.393       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            13       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.414  $ 3.667  $ 3.551       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.393  $ 4.414  $ 3.667       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            13        2       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.448       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.363       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $10.106  $ 8.665  $11.043  $13.969  $10.202  $10.785  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.665  $10.106  $ 8.665  $11.043  $13.969  $10.202  $10.785
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           303      363      477      633      745      524      193
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $10.042  $ 8.623  $11.005  $13.943  $10.198  $ 9.485       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.581  $10.042  $ 8.623  $11.005  $13.943  $10.198       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2        2       95      111       65       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 7.389  $ 6.348  $ 8.106  $ 9.353       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.782  $ 7.389  $ 6.348  $ 8.106       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            10       14       14       23       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.353  $ 6.327  $ 6.129       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.733  $ 7.353  $ 6.327       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1        5       17       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 7.353  $ 6.327  $ 8.092  $ 9.349       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.733  $ 7.353  $ 6.327  $ 8.092       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1        5       17        9       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.493       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.705       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.338  $ 6.323  $ 6.128       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.705  $ 7.338  $ 6.323       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2        2       10       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.311  $ 6.303  $ 6.110       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.672  $ 7.311  $ 6.303       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            35       39       15       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 8.151       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.370       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.470       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.668       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.317  $ 6.318  $ 6.128       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.668  $ 7.317  $ 6.318       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1        1        1       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.428       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.614       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $10.402  $ 8.345  $ 8.533  $ 8.357  $ 9.272  $ 8.895  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.328  $10.402  $ 8.345  $ 8.533  $ 8.357  $ 9.272  $ 8.895
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           500      563      680      672      527      557      184
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $10.336  $ 8.304  $ 8.504  $ 8.341  $ 9.269  $ 8.954       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.239  $10.336  $ 8.304  $ 8.504  $ 8.341  $ 9.269       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            18       20       78       80       54       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $11.778  $ 9.467  $ 9.700  $ 9.994       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.801  $11.778  $ 9.467  $ 9.700       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           100       99       34       14       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.722  $ 9.436  $ 9.008       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.720  $11.722  $ 9.436       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             8        8        6       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $11.722  $ 9.436  $ 9.682  $ 9.989       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.720  $11.722  $ 9.436  $ 9.682       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             8        8        6        2       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.884       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.674       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            12       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.697  $ 9.430  $ 9.008       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.674  $11.697  $ 9.430       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            12       11        1       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.654  $ 9.400  $ 8.981       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.621  $11.654  $ 9.400       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           168      165        6       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.078       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.798       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.848       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.613       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            15       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.664  $ 9.422  $ 9.008       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.613  $11.664  $ 9.422       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            15        4       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.782       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.525       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM INCOME FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $12.178  $11.839  $11.139  $10.538  $ 9.925  $10.297  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.529  $12.178  $11.839  $11.139  $10.538  $ 9.925  $10.297
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           269      304      435      462      459      507      184
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.101  $11.781  $11.102  $10.519  $ 9.921  $ 9.938       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.431  $12.101  $11.781  $11.102  $10.519  $ 9.921       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             6        1      170       91        9       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $11.784  $11.478  $10.821  $10.342       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.099  $11.784  $11.478  $10.821       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           181      218      187       83       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.727  $11.440  $11.151       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.023  $11.727  $11.440       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            14       14       36       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $11.727  $11.440  $10.802  $10.338       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.023  $11.727  $11.440  $10.802       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            14       14       36       16       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.811       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.979       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            10       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.702  $11.433  $11.150       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.979  $11.702  $11.433       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            10        8       17       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.659  $11.396  $11.117       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.929  $11.659  $11.396       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           349      341       46       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.110       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.266       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.775       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.921       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           105       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.669  $11.423  $11.150       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.921  $11.669  $11.423       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           105       42        8       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.709       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.838       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL
  EQUITY FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $10.728  $ 8.473  $10.447  $13.358  $14.995  $ 9.511  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.280  $10.728  $ 8.473  $10.447  $13.358  $14.995  $ 9.511
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           315      411      575      885      891      559      110
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $10.660  $ 8.431  $10.412  $13.333  $14.989  $11.152       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.183  $10.660  $ 8.431  $10.412  $13.333  $14.989       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             7       10       11        9       14       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 8.234  $ 6.516  $ 8.051  $10.315       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.406  $ 8.234  $ 6.516  $ 8.051       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            98      101       78        1       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 8.195  $ 6.495  $ 6.518       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.347  $ 8.195  $ 6.495       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             9        9        6       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 8.195  $ 6.495  $ 8.036  $10.312       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.347  $ 8.195  $ 6.495  $ 8.036       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             9        9        6       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 8.310       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.313       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 8.177  $ 6.491  $ 6.518       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.313  $ 8.177  $ 6.491       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5        1       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 8.147  $ 6.470  $ 6.498       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.274  $ 8.147  $ 6.470       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           336      325       57       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.599       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.386       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 8.285       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.268       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            50       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 8.154  $ 6.485  $ 6.517       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.268  $ 8.154  $ 6.485       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            50       13       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 8.238       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.204       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             4       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL
  GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $10.479  $ 7.717  $ 9.084  $11.645  $11.666  $ 9.524  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.489  $10.479  $ 7.717  $ 9.084  $11.645  $11.666  $ 9.524
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           109      135      189      233      283      178       78
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $10.413  $ 7.679  $ 9.054  $11.623  $11.662  $10.948       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.391  $10.413  $ 7.679  $ 9.054  $11.623  $11.662       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --        2       28       16       12       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 9.689  $ 7.149  $ 8.433  $10.482       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.524  $ 9.689  $ 7.149  $ 8.433       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            23        9        7        2       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.642  $ 7.125  $ 7.274       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.452  $ 9.642  $ 7.125       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3        5        7       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 9.642  $ 7.125  $ 8.417  $10.477       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.452  $ 9.642  $ 7.125  $ 8.417       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3        5        7        2       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.759       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.410       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.622  $ 7.121  $ 7.274       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.410  $ 9.622  $ 7.121       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2        1       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.586  $ 7.098  $ 7.252       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.362  $ 9.586  $ 7.098       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           103       84       31       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.307       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.867       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.730       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.355       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            38       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.595  $ 7.115  $ 7.273       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.355  $ 9.595  $ 7.115       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            38       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 9.675       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.276       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW
  OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 9.024  $ 6.877  $ 8.083  $11.504  $19.041  $ 9.530  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.077  $ 9.024  $ 6.877  $ 8.083  $11.504  $19.041  $ 9.530
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            61       83      118      176      255      110        7
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 8.967  $ 6.844  $ 8.056  $11.483  $19.034  $12.306       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.998  $ 8.967  $ 6.844  $ 8.056  $11.483  $19.034       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --        1       43       52       48       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 6.960  $ 5.315  $ 6.259  $ 8.634       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.756  $ 6.960  $ 5.315  $ 6.259       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3        4        5        5       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.927  $ 5.297  $ 5.369       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.708  $ 6.927  $ 5.297       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1        1        7       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 6.927  $ 5.297  $ 6.248  $ 8.630       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.708  $ 6.927  $ 5.297  $ 6.248       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1        1        7        4       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.957       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.680       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.912  $ 5.294  $ 5.369       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.680  $ 6.912  $ 5.294       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --        4       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.886  $ 5.277  $ 5.353       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.647  $ 6.886  $ 5.277       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            22       19       10       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.156       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.582       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.936       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.643       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.893  $ 5.289  $ 5.369       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.643  $ 6.893  $ 5.289       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.897       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.589       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 7.742  $ 6.182  $ 8.243  $11.124  $13.879  $10.838  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.591  $ 7.742  $ 6.182  $ 8.243  $11.124  $13.879  $10.838
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           678      795      947    1,350    1,611    1,175      230
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 7.693  $ 6.152  $ 8.215  $11.103  $13.874  $11.196       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.524  $ 7.693  $ 6.152  $ 8.215  $11.103  $13.874       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            19       21      248      275      218       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 6.167  $ 4.934  $ 6.593  $ 8.888       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.830  $ 6.167  $ 4.934  $ 6.593       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           130      131      116       73       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.138  $ 4.918  $ 4.617       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.787  $ 6.138  $ 4.918       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            17       17       29       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 6.138  $ 4.918  $ 6.581  $ 8.884       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.787  $ 6.138  $ 4.918  $ 6.581       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            17       17       29       22       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.245       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.762       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            12       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.125  $ 4.915  $ 4.617       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.762  $ 6.125  $ 4.915       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            12        8       16       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.102  $ 4.899  $ 4.603       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.734  $ 6.102  $ 4.899       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           411      388       87       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 5.741       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.208       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.226       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.730       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            41       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.107  $ 4.910  $ 4.617       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.730  $ 6.107  $ 4.910       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            41       20        1       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.191       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.683       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             9       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM MID CAP VALUE FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $12.780  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.535  $12.780       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            22        9       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.768  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.498  $12.768       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             8        2       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.763  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.486  $12.763       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            25       14       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.751  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.450  $12.751       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            38        3       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.751  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.450  $12.751       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            38        3       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.926       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.414       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            16       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.738  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.414  $12.738       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            16       14       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.734  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.402  $12.734       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            21       12       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.912       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.378       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            24       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.907       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.366       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             9       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.721  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.366  $12.721       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             9       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.892       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $14.330       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 1.100  $ 1.111  $ 1.115  $ 1.090  $ 1.046  $ 1.014  $ 1.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 1.091  $ 1.100  $ 1.111  $ 1.115  $ 1.090  $ 1.046  $ 1.014
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)         2,708    3,939    8,200   11,923   45,987   19,053   12,480
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 1.093  $ 1.106  $ 1.111  $ 1.088  $ 1.046  $ 1.037       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 1.083  $ 1.093  $ 1.106  $ 1.111  $ 1.088  $ 1.046       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             7       21    1,978    2,361    2,033       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 1.012  $ 1.024  $ 1.030  $ 1.012       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 1.002  $ 1.012  $ 1.024  $ 1.030       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           910    1,246    1,617      493       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 1.007  $ 1.021  $ 1.024       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 0.995  $ 1.007  $ 1.021       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           130       81      332       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 1.007  $ 1.021  $ 1.028  $ 1.012       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 0.995  $ 1.007  $ 1.021  $ 1.028       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           130       81      332      318       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 1.004       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 0.992       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 1.005  $ 1.020  $ 1.024       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 0.992  $ 1.005  $ 1.020       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2        6        3       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 1.001  $ 1.017  $ 1.021       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 0.987  $ 1.001  $ 1.017       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           672      313      357       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 1.024       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 1.010       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 1.001       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 0.987       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           103       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 1.002  $ 1.019  $ 1.024       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 0.987  $ 1.002  $ 1.019       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           103       13        2       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 0.995       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 0.980       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 7.868  $ 6.031  $ 8.811  $12.803  $17.612  $10.572  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.550  $ 7.868  $ 6.031  $ 8.811  $12.803  $17.612  $10.572
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           570      733      859    1,154    1,312      725      107
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 7.818  $ 6.002  $ 8.781  $12.779  $17.606  $11.842       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.483  $ 7.818  $ 6.002  $ 8.781  $12.779  $17.606       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            32       36      255      357      328       34       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 4.746  $ 3.645  $ 5.336  $ 8.580       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.147  $ 4.746  $ 3.645  $ 5.336       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            99      130      116       85       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.723  $ 3.633  $ 3.409       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.115  $ 4.723  $ 3.633       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            21       42       80       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 4.723  $ 3.633  $ 5.326  $ 8.576       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.115  $ 4.723  $ 3.633  $ 5.326       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            21       42       80       21       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.829       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.096       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            20       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.713  $ 3.631  $ 3.409       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.096  $ 4.713  $ 3.631       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            20       20       39       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.696  $ 3.619  $ 3.399       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.075  $ 4.696  $ 3.619       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           343      324       31       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 3.722       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 3.922       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.815       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.072       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           114       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.700  $ 3.628  $ 3.409       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.072  $ 4.700  $ 3.628       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           114       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.788       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.036       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $13.552  $10.384  $12.490  $12.272  $10.179  $10.301  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $15.410  $13.552  $10.384  $12.490  $12.272  $10.179  $10.301
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           195      198      227      248      175      119       22
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $13.466  $10.333  $12.448  $12.249  $10.176  $ 9.993       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $15.289  $13.466  $10.333  $12.448  $12.249  $10.176       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             7        4       93      105       14       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.256  $ 9.410  $11.341  $11.233       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.908  $12.256  $ 9.410  $11.341       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            44       32       29       17       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.197  $ 9.379  $ 8.645       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.821  $12.197  $ 9.379       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            13       22       29       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $12.197  $ 9.379  $11.320  $11.228       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.821  $12.197  $ 9.379  $11.320       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            13       22       29        7       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.338       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.771       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            13       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.171  $ 9.373  $ 8.645       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.771  $12.171  $ 9.373       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            13        9        2       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.126  $ 9.343  $ 8.619       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.713  $12.126  $ 9.343       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           120       83       19       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $14.836       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $16.535       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.301       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.704       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            38       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.137  $ 9.365  $ 8.645       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.704  $12.137  $ 9.365       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            38        1       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $12.232       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $13.609       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING
  GROWTH FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 5.268  $ 3.940  $ 5.902  $11.033  $22.902  $10.276  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.633  $ 5.268  $ 3.940  $ 5.902  $11.033  $22.902  $10.276
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           230      280      318      452      583      210       48
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 5.235  $ 3.921  $ 5.882  $11.012  $22.894  $13.011       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.588  $ 5.235  $ 3.921  $ 5.882  $11.012  $22.894       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             6        7       67       72       69       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 3.298  $ 2.471  $ 3.709  $ 7.686       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 3.518  $ 3.298  $ 2.471  $ 3.709       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            45       48       20       20       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 3.282  $ 2.463  $ 2.304       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 3.496  $ 3.282  $ 2.463       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2        2        9       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 3.282  $ 2.463  $ 3.702  $ 7.683       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 3.496  $ 3.282  $ 2.463  $ 3.702       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2        2        9        2       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 3.341       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 3.484       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             4       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 3.275  $ 2.462  $ 2.304       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 3.484  $ 3.275  $ 2.462       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             4        9       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 3.262  $ 2.454  $ 2.297       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 3.469  $ 3.262  $ 2.454       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            69       63        6       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 1.666       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 1.735       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 3.331       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 3.467       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            11       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 3.265  $ 2.460  $ 2.304       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 3.467  $ 3.265  $ 2.460       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            11       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 3.312       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 3.443       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $11.449  $ 9.273  $12.100  $15.134  $15.674  $12.481  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.131  $11.449  $ 9.273  $12.100  $15.134  $15.674  $12.481
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           128      173      222      282      285      218       18
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $11.376  $ 9.228  $12.060  $15.106  $15.668  $13.106       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.036  $11.376  $ 9.228  $12.060  $15.106  $15.668       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            11       11      115      115       81       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 7.509  $ 6.094  $ 7.968  $10.384       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.941  $ 7.509  $ 6.094  $ 7.968       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           122      125      142       81       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.473  $ 6.074  $ 5.542       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.891  $ 7.473  $ 6.074       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            44       43       38       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 7.473  $ 6.074  $ 7.954  $10.380       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.891  $ 7.473  $ 6.074  $ 7.954       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            44       43       38       34       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.522       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.862       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.457  $ 6.070  $ 5.542       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.862  $ 7.457  $ 6.070       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2        1       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.429  $ 6.051  $ 5.525       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.829  $ 7.429  $ 6.051       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            50       42       10       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.402       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.725       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.500       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.824       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            34       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.436  $ 6.065  $ 5.541       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.824  $ 7.436  $ 6.065       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            34       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.457       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 7.769       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $17.330  $11.755  $14.601  $12.547  $10.235  $10.000       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $21.547  $17.330  $11.755  $14.601  $12.547  $10.235       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           151      170      190      205       69       24       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $17.220  $11.698  $14.552  $12.523  $10.231  $ 9.720       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $21.378  $17.220  $11.698  $14.552  $12.523  $10.231       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            17       15       52       73       19       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $15.587  $10.595  $13.186  $11.781       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $19.342  $15.587  $10.595  $13.186       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            30       28       22       13       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $15.513  $10.559  $10.587       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $19.220  $15.513  $10.559       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             7       15       28       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $15.513  $10.559  $13.162  $11.776       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $19.220  $15.513  $10.559  $13.162       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             7       15       28        7       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $16.103       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $19.151       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             7       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $15.480  $10.553  $10.586       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $19.151  $15.480  $10.553       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             7        6        5       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $15.422  $10.519  $10.555       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $19.070  $15.422  $10.519       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            54       43        4       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $16.703       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $19.838       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             1       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $16.054       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $19.059       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            11       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $15.436  $10.544  $10.586       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $19.059  $15.436  $10.544       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            11        1       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $15.964       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $18.925       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM
  FUND OF BOSTON
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $11.300  $ 9.801  $10.903  $11.017  $10.202  $10.398  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.046  $11.300  $ 9.801  $10.903  $11.017  $10.202  $10.398
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           540      721      837      899      911      816      178
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $11.228  $ 9.753  $10.866  $10.997  $10.199  $10.108       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.951  $11.228  $ 9.753  $10.866  $10.997  $10.199       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            15       14      128       68       27       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $10.822  $ 9.405  $10.483  $10.630       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.513  $10.822  $ 9.405  $10.483       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           151      135      113       60       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $10.770  $ 9.374  $ 9.019       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.441  $10.770  $ 9.374       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            48       49       12       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $10.770  $ 9.374  $10.464  $10.625       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.441  $10.770  $ 9.374  $10.464       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            48       49       12       10       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $10.858       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.399       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            64       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $10.747  $ 9.368  $ 9.019       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.399  $10.747  $ 9.368       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            64       46        1       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $10.708  $ 9.338  $ 8.992       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.351  $10.708  $ 9.338       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           128      127       30       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $11.833       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $12.406       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $10.826       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.344       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            47       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $10.717  $ 9.360  $ 9.019       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.344  $10.717  $ 9.360       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            47       11        1       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $10.765       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $11.265       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH
  AND INCOME FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 8.808  $ 7.163  $ 9.579  $12.518  $10.813  $11.064  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.551  $ 8.808  $ 7.163  $ 9.579  $12.518  $10.813  $11.064
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           131      160      175      285      347      322      148
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 8.752  $ 7.128  $ 9.546  $12.494  $10.809       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $10.469  $ 8.752  $ 7.128  $ 9.546  $12.494       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       53       56       34       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 7.280  $ 5.932  $ 7.948  $10.009       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.703  $ 7.280  $ 5.932  $ 7.948       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            29       23       13        9       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.245  $ 5.912  $ 5.581       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.648  $ 7.245  $ 5.912       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2        2        5       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 7.245  $ 5.912  $ 7.934  $10.005       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.648  $ 7.245  $ 5.912  $ 7.934       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2        2        5        1       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.351       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.617       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.229  $ 5.909  $ 5.581       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.617  $ 7.229  $ 5.909       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2        2        1       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.203  $ 5.890  $ 5.564       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.581  $ 7.203  $ 5.890       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            44       34       13       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 8.291       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.706       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.329       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.575       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.209  $ 5.904  $ 5.581       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.575  $ 7.209  $ 5.904       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2        2        1       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 7.287       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 8.515       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             3       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 8.554  $ 6.520  $ 9.538  $14.560  $15.411  $10.247  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.994  $ 8.554  $ 6.520  $ 9.538  $14.560  $15.411  $10.247
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           220      274      333      468      612      267       61
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 8.499  $ 6.489  $ 9.506  $14.533  $15.405  $10.924       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.916  $ 8.499  $ 6.489  $ 9.506  $14.533  $15.405       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            12       13      250      280      191       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 5.011  $ 3.827  $ 5.610  $ 8.902       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.843  $ 5.011  $ 3.827  $ 5.610       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            75       73       77       77       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.987  $ 3.815  $ 3.673       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.806  $ 4.987  $ 3.815       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            37       37       40       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 4.987  $ 3.815  $ 5.600  $ 8.898       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.806  $ 4.987  $ 3.815  $ 5.600       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            37       37       40       32       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 5.129       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.785       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            24       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.976  $ 3.812  $ 3.672       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.785  $ 4.976  $ 3.812       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            24       12       21       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.958  $ 3.800  $ 3.661       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.761  $ 4.958  $ 3.800       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           159      106       36       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.325       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 4.871       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 5.114       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.757       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            16       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.962  $ 3.809  $ 3.672       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.757  $ 4.962  $ 3.809       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            16        2        5       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 5.085       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.717       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             2       --       --       --       --       --       --
-------------------------------------------------------------------------------------------

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
                           ----------------------------------------------------------------
SUB-ACCOUNT                 2004     2003     2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period            $ 9.359  $ 7.606  $10.509  $13.749  $16.723  $10.742  $10.000
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.684  $ 9.359  $ 7.606  $10.509  $13.749  $16.723  $10.742
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           927    1,245    1,476    1,942    2,331    1,521      272
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 9.299  $ 7.569  $10.474  $13.724  $16.717  $11.888       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 9.608  $ 9.299  $ 7.569  $10.474  $13.724  $16.717       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            29       31      475      519      409       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 6.150  $ 5.008  $ 6.934  $ 9.212       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.351  $ 6.150  $ 5.008  $ 6.934       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           264      282      196      166       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.121  $ 4.992  $ 4.849       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.311  $ 6.121  $ 4.992       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            28       32       37       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period            $ 6.121  $ 4.992  $ 6.921  $ 9.208       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.311  $ 6.121  $ 4.992  $ 6.921       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            28       32       37       10       --       --       --
-------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.232       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.288       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            57       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.108  $ 4.989  $ 4.848       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.288  $ 6.108  $ 4.989       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)            57       39       40       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.085  $ 4.973  $ 4.834       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.262  $ 6.085  $ 4.973       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           518      517      125       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT AND THE
    HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 4.982       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 5.020       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             5       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.213       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.258       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           124       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.091  $ 4.984  $ 4.848       --       --       --       --
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.258  $ 6.091  $ 4.984       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)           124       40       11       --       --       --       --
-------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT, EARNINGS
    PROTECTION BENEFIT
    AND THE HARTFORD'S
    PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit
      Value at beginning
      of period            $ 6.178       --       --       --       --       --       --(a)
-------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period               $ 6.214       --       --       --       --       --       --
-------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period
      (in thousands)             6       --       --       --       --       --       --
-------------------------------------------------------------------------------------------



(a) Inception date January 30, 2004.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Ten as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                 PUTNAM            PUTNAM        PUTNAM
                           AMERICAN GOVERNMENT    CAPITAL        CAPITAL
                                 INCOME         APPRECIATION  OPPORTUNITIES
                               SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        5,849,913        1,688,476        567,239
      Class IB...........          745,936          366,130        195,129
                               ===========      ===========    ===========
    Cost:
      Class IA...........      $65,719,967      $12,687,820    $ 7,376,650
      Class IB...........        8,786,837        2,618,843      2,497,629
                               ===========      ===========    ===========
    Market Value
      Class IA...........      $68,736,483      $14,740,394    $ 8,190,931
      Class IB...........        8,734,907        3,170,683      2,809,860
  Due from Hartford
   Life & Annuity
   Insurance Company.....        --                  14,591         49,135
  Receivable from fund
   shares sold...........           58,864          --             --
  Other assets...........               70          --                   2
                               -----------      -----------    -----------
  Total Assets...........       77,530,324       17,925,668     11,049,928
                               -----------      -----------    -----------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............           58,864          --             --
  Payable for fund shares
   purchased.............        --                  14,591         49,135
  Other liabilities......        --                      11        --
                               -----------      -----------    -----------
  Total Liabilities......           58,864           14,602         49,135
                               -----------      -----------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $77,471,460      $17,911,066    $11,000,793
                               ===========      ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                             PUTNAM        PUTNAM       PUTNAM        PUTNAM        PUTNAM         PUTNAM         PUTNAM
                            DISCOVERY   DIVERSIFIED     EQUITY     GLOBAL ASSET     GLOBAL       GROWTH AND       GROWTH
                             GROWTH        INCOME       INCOME      ALLOCATION      EQUITY         INCOME      OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -----------  ------------  ------------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    1,888,514    20,895,063    3,951,403    13,904,990    31,214,002      89,407,615     3,702,688
      Class IB...........      662,082     2,384,375      909,268       557,569       433,859       2,647,713       775,483
                           ===========  ============  ===========  ============  ============  ==============   ===========
    Cost:
      Class IA...........  $ 8,060,145  $217,695,579  $45,803,882  $197,018,806  $434,843,638  $1,737,957,871   $39,107,044
      Class IB...........    2,760,371    21,282,938   10,491,803     7,525,271     6,711,014      61,387,932     4,577,410
                           ===========  ============  ===========  ============  ============  ==============   ===========
    Market Value
      Class IA...........  $ 9,480,341  $193,697,233  $53,501,993  $197,728,958  $322,128,498  $2,287,940,856   $17,476,686
      Class IB...........    3,290,547    21,864,717   12,266,019     7,945,360     4,442,712      67,357,818     3,621,507
  Due from Hartford
   Life & Annuity
   Insurance Company.....      --            --            97,194       --            --             --              19,464
  Receivable from fund
   shares sold...........        1,151        27,903      --            117,869       138,770       1,705,716       --
  Other assets...........      --                 17            3       --                  6        --             --
                           -----------  ------------  -----------  ------------  ------------  --------------   -----------
  Total Assets...........   12,772,039   215,589,870   65,865,209   205,792,187   326,709,986   2,357,004,390    21,117,657
                           -----------  ------------  -----------  ------------  ------------  --------------   -----------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............        1,151        27,903      --            117,869       138,770       1,705,716       --
  Payable for fund shares
   purchased.............      --            --            97,194       --            --             --              19,464
  Other liabilities......           13       --           --                 12       --                  324       --
                           -----------  ------------  -----------  ------------  ------------  --------------   -----------
  Total Liabilities......        1,164        27,903       97,194       117,881       138,770       1,706,040        19,464
                           -----------  ------------  -----------  ------------  ------------  --------------   -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $12,770,875  $215,561,967  $65,768,015  $205,674,306  $326,571,216  $2,355,298,350   $21,098,193
                           ===========  ============  ===========  ============  ============  ==============   ===========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                             PUTNAM
                             HEALTH        PUTNAM        PUTNAM
                            SCIENCES     HIGH YIELD      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    7,850,253    32,939,392    20,122,088
      Class IB...........      516,401     3,147,505     2,760,938
                           ===========  ============  ============
    Cost:
      Class IA...........  $78,475,775  $398,394,760  $264,426,733
      Class IB...........    5,526,194    25,148,572    35,262,654
                           ===========  ============  ============
    Market Value
      Class IA...........  $92,632,992  $266,809,073  $260,782,255
      Class IB...........    6,057,383    25,337,417    35,560,878
  Due from Hartford
   Life & Annuity
   Insurance Company.....      --            --            --
  Receivable from fund
   shares sold...........       51,251       137,757        91,462
  Other assets...........      --            --            --
                           -----------  ------------  ------------
  Total Assets...........   98,741,626   292,284,247   296,434,595
                           -----------  ------------  ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       51,251       137,757        91,462
  Payable for fund shares
   purchased.............      --            --            --
  Other liabilities......            6            11           150
                           -----------  ------------  ------------
  Total Liabilities......       51,257       137,768        91,612
                           -----------  ------------  ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $98,690,369  $292,146,479  $296,342,983
                           ===========  ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                             PUTNAM
                              PUTNAM      INTERNATIONAL       PUTNAM                           PUTNAM
                           INTERNATIONAL   GROWTH AND    INTERNATIONAL NEW      PUTNAM         MID CAP         PUTNAM
                              EQUITY         INCOME        OPPORTUNITIES      INVESTORS         VALUE       MONEY MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -----------------  --------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    13,339,871     11,506,551        3,869,353        16,166,508      1,344,540     122,694,632
      Class IB...........     1,381,904        776,747          159,492         2,061,755        209,866       8,367,215
                           ============   ============      ===========      ============    ===========    ============
    Cost:
      Class IA...........  $163,335,751   $130,368,134      $39,939,945      $173,731,602    $16,665,662    $122,694,632
      Class IB...........    17,326,532      8,720,257        1,992,295        20,004,151      2,632,401       8,367,215
                           ============   ============      ===========      ============    ===========    ============
    Market Value
      Class IA...........  $197,430,092   $156,143,891      $48,482,989      $162,311,739    $19,805,080    $122,694,633
      Class IB...........    20,327,809     10,493,849        1,988,872        20,596,935      3,080,828       8,367,215
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --             --                10,683          --              --             --
  Receivable from fund
   shares sold...........       201,816         33,216         --                  22,627            328         864,506
  Other assets...........            65        --                     9          --              --                1,239
                           ------------   ------------      -----------      ------------    -----------    ------------
  Total Assets...........   217,959,782    166,670,956       50,482,553       182,931,301     22,886,236     131,927,593
                           ------------   ------------      -----------      ------------    -----------    ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       201,816         33,216         --                  22,627            328         864,506
  Payable for fund shares
   purchased.............       --             --                10,683          --              --             --
  Other liabilities......       --                  57         --                      60        --             --
                           ------------   ------------      -----------      ------------    -----------    ------------
  Total Liabilities......       201,816         33,273           10,683            22,687            328         864,506
                           ------------   ------------      -----------      ------------    -----------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $217,757,966   $166,637,683      $50,471,870      $182,908,614    $22,885,908    $131,063,087
                           ============   ============      ===========      ============    ===========    ============


                                PUTNAM
                           NEW OPPORTUNITIES
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      29,555,878
      Class IB...........         973,072
                             ============
    Cost:
      Class IA...........    $439,944,183
      Class IB...........      21,332,370
                             ============
    Market Value
      Class IA...........    $503,927,727
      Class IB...........      16,347,605
  Due from Hartford
   Life & Annuity
   Insurance Company.....        --
  Receivable from fund
   shares sold...........         479,324
  Other assets...........        --
                             ------------
  Total Assets...........     520,754,656
                             ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............         479,324
  Payable for fund shares
   purchased.............        --
  Other liabilities......             144
                             ------------
  Total Liabilities......         479,468
                             ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $520,275,188
                             ============

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                PUTNAM
                               PUTNAM       OTC & EMERGING       PUTNAM
                             NEW VALUE          GROWTH          RESEARCH
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     16,201,360        4,610,776        5,767,712
      Class IB...........      1,153,582          523,794          765,795
                            ============      ===========      ===========
    Cost:
      Class IA...........   $188,322,027      $55,416,958      $72,656,599
      Class IB...........     15,463,703        5,365,911        8,661,898
                            ============      ===========      ===========
    Market Value
      Class IA...........   $266,188,352      $27,941,301      $65,982,623
      Class IB...........     18,837,998        3,132,291        8,714,747
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --               --                --
  Receivable from fund
   shares sold...........        146,039            4,963           48,561
  Other assets...........       --                     25               11
                            ------------      -----------      -----------
  Total Assets...........    285,172,389       31,078,580       74,745,942
                            ------------      -----------      -----------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............        146,039            4,963           48,561
  Payable for fund shares
   purchased.............       --               --                --
  Other liabilities......             76         --                --
                            ------------      -----------      -----------
  Total Liabilities......        146,115            4,963           48,561
                            ------------      -----------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $285,026,274      $31,073,617      $74,697,381
                            ============      ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                               PUTNAM           PUTNAM             PUTNAM
                             SMALL CAP     THE GEORGE PUTNAM  UTILITIES GROWTH     PUTNAM          PUTNAM
                               VALUE        FUND OF BOSTON       AND INCOME         VISTA          VOYAGER
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -----------------  ----------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      8,007,678       23,647,567         12,518,577      10,852,019       42,480,119
      Class IB...........        640,461        2,544,950            278,558         772,380        1,512,015
                            ============     ============       ============    ============   ==============
    Cost:
      Class IA...........   $104,543,752     $245,616,605       $148,328,187    $127,827,858   $1,155,040,994
      Class IB...........      9,729,360       26,153,500          3,920,132      10,778,098       48,145,497
                            ============     ============       ============    ============   ==============
    Market Value
      Class IA...........   $183,776,222     $274,548,257       $170,127,459    $136,518,406   $1,162,680,854
      Class IB...........     14,596,110       29,394,175          3,771,680       9,600,690       41,126,813
  Due from Hartford
   Life & Annuity
   Insurance Company.....          8,522         --                 --               --              --
  Receivable from fund
   shares sold...........       --                123,590            163,104          93,051        1,015,696
  Other assets...........       --                     90           --                    53         --
                            ------------     ------------       ------------    ------------   --------------
  Total Assets...........    198,380,854      304,066,112        174,062,243     146,212,200    1,204,823,363
                            ------------     ------------       ------------    ------------   --------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --                123,590            163,104          93,051        1,015,696
  Payable for fund shares
   purchased.............          8,522         --                 --               --              --
  Other liabilities......             49         --                       14         --                    98
                            ------------     ------------       ------------    ------------   --------------
  Total Liabilities......          8,571          123,590            163,118          93,051        1,015,794
                            ------------     ------------       ------------    ------------   --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $198,372,283     $303,942,522       $173,899,125    $146,119,149   $1,203,807,569
                            ============     ============       ============    ============   ==============

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
Putnam American Government
 Income -- Class IA...........     0.95%           9,419   $13.053452  $      122,952
Putnam American Government
 Income -- Class IA...........     1.40%       5,180,049    12.767954      66,138,632
Putnam American Government
 Income -- Class IA...........     1.55%          81,627    12.674167       1,034,552
Putnam American Government
 Income -- Class IA...........     1.60%           2,077    12.668218          26,313
Putnam American Government
 Income -- Class IA...........     1.75%          87,492    12.575187       1,100,229
Putnam American Government
 Income -- Class IA...........     1.90%           2,837    12.529618          35,547
Putnam American Government
 Income -- Class IB...........     0.95%             772    12.756461           9,842
Putnam American Government
 Income -- Class IB...........     1.30%             753    12.648899           9,527
Putnam American Government
 Income -- Class IB...........     1.35%          29,059    12.638322         367,256
Putnam American Government
 Income -- Class IB...........     1.40%          26,744    12.618330         337,463
Putnam American Government
 Income -- Class IB...........     1.45%           1,103    12.603090          13,904
Putnam American Government
 Income -- Class IB...........     1.50%          99,710    12.579911       1,254,342
Putnam American Government
 Income -- Class IB...........     1.50%           2,275    12.587841          28,640
Putnam American Government
 Income -- Class IB...........     1.55%           1,560    12.572631          19,617
Putnam American Government
 Income -- Class IB...........     1.60%              45    12.557410             559
Putnam American Government
 Income -- Class IB...........     1.65%           5,280    12.487511          65,939
Putnam American Government
 Income -- Class IB...........     1.65%          85,560    12.346697       1,056,384
Putnam American Government
 Income -- Class IB...........     1.70%         110,146    11.706204       1,289,392
Putnam American Government
 Income -- Class IB...........     1.70%          55,713    12.336392         687,294
Putnam American Government
 Income -- Class IB...........     1.75%          41,065    12.511935         513,803
Putnam American Government
 Income -- Class IB...........     1.80%          16,000    12.257785         196,128
Putnam American Government
 Income -- Class IB...........     1.85%           5,963    11.632588          69,365
Putnam American Government
 Income -- Class IB...........     1.85%          24,684    12.250294         302,390
Putnam American Government
 Income -- Class IB...........     1.90%           7,425    11.614767          86,244
Putnam American Government
 Income -- Class IB...........     1.90%          12,526    12.466609         156,161
Putnam American Government
 Income -- Class IB...........     1.95%           4,774    12.451539          59,442
Putnam American Government
 Income -- Class IB...........     2.00%          52,486    12.162066         638,343
Putnam American Government
 Income -- Class IB...........     2.00%           1,408    11.590436          16,316
Putnam American Government
 Income -- Class IB...........     2.05%          84,872    11.541705         979,572
Putnam American Government
 Income -- Class IB...........     2.10%           5,426    12.406433          67,321
Putnam American Government
 Income -- Class IB...........     2.15%          14,753    12.118004         178,771
Putnam American Government
 Income -- Class IB...........     2.20%           5,433    11.534492          62,671
Putnam American Government
 Income -- Class IB...........     2.30%             195    11.476401           2,232
Putnam American Government
 Income -- Class IB...........     2.35%           5,230    12.059513          63,068
Putnam American Government
 Income -- Class IB...........     2.35%           5,855    11.453959          67,061
Putnam Capital Appreciation --
 Class IA.....................     0.95%          19,400     8.851955         171,725
Putnam Capital Appreciation --
 Class IA.....................     1.10%           1,165     8.796795          10,248
Putnam Capital Appreciation --
 Class IA.....................     1.40%       1,640,402     8.687510      14,251,006
Putnam Capital Appreciation --
 Class IA.....................     1.55%          20,653     8.633395         178,301
Putnam Capital Appreciation --
 Class IA.....................     1.60%           6,858     8.619625          59,115
Putnam Capital Appreciation --
 Class IA.....................     1.75%           6,568     8.565922          56,258
Putnam Capital Appreciation --
 Class IA.....................     1.90%             775     8.534895           6,616
Putnam Capital Appreciation --
 Class IB.....................     0.95%           4,224     8.673621          36,639
Putnam Capital Appreciation --
 Class IB.....................     1.30%           2,070     8.600506          17,802
Putnam Capital Appreciation --
 Class IB.....................     1.35%          12,089     8.593329         103,883
Putnam Capital Appreciation --
 Class IB.....................     1.40%          10,054     8.579718          86,257

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Capital Appreciation --
 Class IB.....................     1.45%           4,165   $ 8.569345  $       35,689
Putnam Capital Appreciation --
 Class IB.....................     1.50%          15,104     8.564152         129,354
Putnam Capital Appreciation --
 Class IB.....................     1.55%              64     8.548668             550
Putnam Capital Appreciation --
 Class IB.....................     1.65%          31,780     8.510753         270,469
Putnam Capital Appreciation --
 Class IB.....................     1.70%          60,607     8.493061         514,742
Putnam Capital Appreciation --
 Class IB.....................     1.75%          39,637     8.507408         337,211
Putnam Capital Appreciation --
 Class IB.....................     1.80%           2,364     8.457733          19,990
Putnam Capital Appreciation --
 Class IB.....................     1.85%          44,082     8.440140         372,057
Putnam Capital Appreciation --
 Class IB.....................     1.90%           9,526     8.426682          80,273
Putnam Capital Appreciation --
 Class IB.....................     1.95%           8,110     8.394456          68,075
Putnam Capital Appreciation --
 Class IB.....................     2.00%          42,926     8.391613         360,215
Putnam Capital Appreciation --
 Class IB.....................     2.05%          46,496     8.374159         389,369
Putnam Capital Appreciation --
 Class IB.....................     2.15%          19,063     8.361227         159,390
Putnam Capital Appreciation --
 Class IB.....................     2.20%          10,126     8.368984          84,745
Putnam Capital Appreciation --
 Class IB.....................     2.30%           6,782     8.326800          56,474
Putnam Capital Appreciation --
 Class IB.....................     2.35%           2,084     8.320884          17,341
Putnam Capital Appreciation --
 Class IB.....................     2.45%           3,634     8.299424          30,158
Putnam Capital Opportunities
 -- Class IA..................     0.95%           5,452    15.228131          83,019
Putnam Capital Opportunities
 -- Class IA..................     1.15%             401    15.177460           6,081
Putnam Capital Opportunities
 -- Class IA..................     1.40%         528,803    15.114344       7,992,508
Putnam Capital Opportunities
 -- Class IA..................     1.55%           6,014    15.076595          90,677
Putnam Capital Opportunities
 -- Class IA..................     1.60%           1,238    15.064038          18,647
Putnam Capital Opportunities
 -- Class IB..................     0.95%           8,960    15.147571         135,724
Putnam Capital Opportunities
 -- Class IB..................     1.25%           1,614    15.072009          24,332
Putnam Capital Opportunities
 -- Class IB..................     1.30%           7,797    15.059475         117,423
Putnam Capital Opportunities
 -- Class IB..................     1.35%           5,558    15.046915          83,633
Putnam Capital Opportunities
 -- Class IB..................     1.40%           4,494    15.034390          67,564
Putnam Capital Opportunities
 -- Class IB..................     1.45%           2,076    15.021843          31,188
Putnam Capital Opportunities
 -- Class IB..................     1.50%          18,544    15.009343         278,339
Putnam Capital Opportunities
 -- Class IB..................     1.55%             173    14.996852           2,590
Putnam Capital Opportunities
 -- Class IB..................     1.60%             129    14.984341           1,932
Putnam Capital Opportunities
 -- Class IB..................     1.65%           6,965    14.971860         104,285
Putnam Capital Opportunities
 -- Class IB..................     1.70%          25,459    14.959384         380,852
Putnam Capital Opportunities
 -- Class IB..................     1.75%          10,481    14.946940         156,655
Putnam Capital Opportunities
 -- Class IB..................     1.85%          12,635    14.922030         188,540
Putnam Capital Opportunities
 -- Class IB..................     1.95%           2,288    14.897186          34,082
Putnam Capital Opportunities
 -- Class IB..................     2.00%           7,014    14.884787         104,400
Putnam Capital Opportunities
 -- Class IB..................     2.05%          34,556    14.872394         513,932
Putnam Capital Opportunities
 -- Class IB..................     2.15%          23,754    14.847617         352,685
Putnam Capital Opportunities
 -- Class IB..................     2.20%          12,007    14.835244         178,131
Putnam Capital Opportunities
 -- Class IB..................     2.30%             951    14.810539          14,092
Putnam Capital Opportunities
 -- Class IB..................     2.35%             817    14.798196          12,088
Putnam Capital Opportunities
 -- Class IB..................     2.45%           1,854    14.778449          27,394
Putnam Discovery Growth --
 Class IA.....................     0.95%           5,529     5.296388          29,285
Putnam Discovery Growth --
 Class IA.....................     1.10%             924     5.263357           4,863
Putnam Discovery Growth --
 Class IA.....................     1.15%           2,887     5.254940          15,169
Putnam Discovery Growth --
 Class IA.....................     1.40%       1,760,960     5.197905       9,153,301
Putnam Discovery Growth --
 Class IA.....................     1.55%          35,713     5.165500         184,474

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Discovery Growth --
 Class IA.....................     1.60%           4,100   $ 5.157249  $       21,145
Putnam Discovery Growth --
 Class IA.....................     1.75%          14,067     5.125085          72,095
Putnam Discovery Growth --
 Class IB.....................     1.30%           3,855     5.157427          19,882
Putnam Discovery Growth --
 Class IB.....................     1.35%          13,155     5.153139          67,787
Putnam Discovery Growth --
 Class IB.....................     1.40%          11,251     5.144975          57,888
Putnam Discovery Growth --
 Class IB.....................     1.50%          34,288     5.124727         175,716
Putnam Discovery Growth --
 Class IB.....................     1.55%           1,354     5.126358           6,941
Putnam Discovery Growth --
 Class IB.....................     1.65%          90,437     5.092736         460,569
Putnam Discovery Growth --
 Class IB.....................     1.70%         153,686     5.082128         781,052
Putnam Discovery Growth --
 Class IB.....................     1.75%         169,184     5.101616         863,111
Putnam Discovery Growth --
 Class IB.....................     1.80%           8,779     5.060998          44,432
Putnam Discovery Growth --
 Class IB.....................     1.85%          23,464     5.050440         118,506
Putnam Discovery Growth --
 Class IB.....................     1.90%           6,631     5.042394          33,435
Putnam Discovery Growth --
 Class IB.....................     2.00%          44,500     5.021411         223,453
Putnam Discovery Growth --
 Class IB.....................     2.05%          45,489     5.010946         227,942
Putnam Discovery Growth --
 Class IB.....................     2.10%             693     5.058606           3,507
Putnam Discovery Growth --
 Class IB.....................     2.15%           8,414     5.003218          42,097
Putnam Discovery Growth --
 Class IB.....................     2.20%           2,675     5.007858          13,395
Putnam Discovery Growth --
 Class IB.....................     2.25%           3,140     4.986749          15,656
Putnam Discovery Growth --
 Class IB.....................     2.30%           8,473     4.982603          42,220
Putnam Discovery Growth --
 Class IB.....................     2.35%           1,800     4.979076           8,962
Putnam Discovery Growth --
 Class IB.....................     2.45%          16,913     4.966202          83,992
Putnam Diversified Income --
 Class IA.....................     0.95%          23,312    14.213367         331,344
Putnam Diversified Income --
 Class IA.....................     1.10%           2,786    14.102651          39,294
Putnam Diversified Income --
 Class IA.....................     1.15%           4,700    14.102363          66,284
Putnam Diversified Income --
 Class IA.....................     1.30%           1,316    13.992562          18,418
Putnam Diversified Income --
 Class IA.....................     1.40%      11,186,270    16.994683     190,107,105
Putnam Diversified Income --
 Class IA.....................     1.55%         116,493    16.850981       1,963,029
Putnam Diversified Income --
 Class IA.....................     1.60%           2,769    16.861993          46,686
Putnam Diversified Income --
 Class IA.....................     1.75%          30,883    16.719402         516,351
Putnam Diversified Income --
 Class IA.....................     1.90%           7,410    16.658870         123,447
Putnam Diversified Income --
 Class IA.....................     2.05%           2,947    10.735254          31,631
Putnam Diversified Income --
 Class IB.....................     0.95%          21,407    16.921696         362,249
Putnam Diversified Income --
 Class IB.....................     1.10%           2,512    16.860430          42,361
Putnam Diversified Income --
 Class IB.....................     1.15%              92    16.840058           1,542
Putnam Diversified Income --
 Class IB.....................     1.25%           6,206    16.793125         104,215
Putnam Diversified Income --
 Class IB.....................     1.30%          34,735    16.779100         582,822
Putnam Diversified Income --
 Class IB.....................     1.35%          28,863    16.765090         483,898
Putnam Diversified Income --
 Class IB.....................     1.40%          38,829    16.738554         649,934
Putnam Diversified Income --
 Class IB.....................     1.45%           9,956    16.718337         166,452
Putnam Diversified Income --
 Class IB.....................     1.50%         249,808    12.652722       3,160,746
Putnam Diversified Income --
 Class IB.....................     1.55%           6,363    16.677958         106,122
Putnam Diversified Income --
 Class IB.....................     1.60%           3,949    16.657818          65,782
Putnam Diversified Income --
 Class IB.....................     1.65%           5,084    12.553528          63,826
Putnam Diversified Income --
 Class IB.....................     1.65%          90,382    13.157133       1,189,169
Putnam Diversified Income --
 Class IB.....................     1.70%          79,827    13.438396       1,072,745
Putnam Diversified Income --
 Class IB.....................     1.70%         179,449    13.146159       2,359,065
Putnam Diversified Income --
 Class IB.....................     1.75%         153,060    16.597511       2,540,419

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Diversified Income --
 Class IB.....................     1.80%          21,343   $13.062352  $      278,791
Putnam Diversified Income --
 Class IB.....................     1.85%           4,508    13.353876          60,198
Putnam Diversified Income --
 Class IB.....................     1.85%          50,415    13.054408         658,136
Putnam Diversified Income --
 Class IB.....................     1.90%           2,768    13.333471          36,911
Putnam Diversified Income --
 Class IB.....................     1.90%          34,006    16.537414         562,379
Putnam Diversified Income --
 Class IB.....................     1.95%           4,631    16.517433          76,497
Putnam Diversified Income --
 Class IB.....................     2.00%          94,179    12.960375       1,220,594
Putnam Diversified Income --
 Class IB.....................     2.00%           3,595    13.305527          47,830
Putnam Diversified Income --
 Class IB.....................     2.05%         223,470    13.249627       2,960,892
Putnam Diversified Income --
 Class IB.....................     2.10%           3,104    16.457622          51,092
Putnam Diversified Income --
 Class IB.....................     2.15%         116,834    12.913453       1,508,725
Putnam Diversified Income --
 Class IB.....................     2.15%           3,274    12.913453          42,282
Putnam Diversified Income --
 Class IB.....................     2.20%           1,705    12.897832          21,994
Putnam Diversified Income --
 Class IB.....................     2.20%          22,628    13.241357         299,626
Putnam Diversified Income --
 Class IB.....................     2.25%           1,454    13.185688          19,170
Putnam Diversified Income --
 Class IB.....................     2.30%           8,023    12.861880         103,186
Putnam Diversified Income --
 Class IB.....................     2.30%             185    13.174679           2,438
Putnam Diversified Income --
 Class IB.....................     2.35%           1,575    12.851147          20,237
Putnam Diversified Income --
 Class IB.....................     2.35%           5,181    13.148932          68,119
Putnam Diversified Income --
 Class IB.....................     2.45%          66,579    13.131361         874,276
Putnam Equity Income -- Class
 IA...........................     0.95%          26,329    13.445017         353,999
Putnam Equity Income -- Class
 IA...........................     1.10%           6,612    13.411428          88,673
Putnam Equity Income -- Class
 IA...........................     1.15%          11,334    13.400256         151,881
Putnam Equity Income -- Class
 IA...........................     1.40%       3,861,408    13.344524      51,528,646
Putnam Equity Income -- Class
 IA...........................     1.55%          45,897    13.311187         610,945
Putnam Equity Income -- Class
 IA...........................     1.60%             253    13.300104           3,362
Putnam Equity Income -- Class
 IA...........................     1.75%           9,034    13.266880         119,850
Putnam Equity Income -- Class
 IA...........................     1.90%             965    13.233752          12,768
Putnam Equity Income -- Class
 IA...........................     1.95%           6,319    13.222709          83,550
Putnam Equity Income -- Class
 IB...........................     0.95%          93,623    13.373021       1,252,023
Putnam Equity Income -- Class
 IB...........................     1.10%             553    13.339628           7,383
Putnam Equity Income -- Class
 IB...........................     1.25%          29,474    13.306290         392,184
Putnam Equity Income -- Class
 IB...........................     1.30%         101,463    13.295211       1,348,975
Putnam Equity Income -- Class
 IB...........................     1.35%          26,457    13.284133         351,453
Putnam Equity Income -- Class
 IB...........................     1.40%          17,521    13.273051         232,552
Putnam Equity Income -- Class
 IB...........................     1.45%          16,004    13.261995         212,246
Putnam Equity Income -- Class
 IB...........................     1.50%          70,293    13.250951         931,451
Putnam Equity Income -- Class
 IB...........................     1.55%           4,504    13.239916          59,628
Putnam Equity Income -- Class
 IB...........................     1.60%           9,385    13.228870         124,152
Putnam Equity Income -- Class
 IB...........................     1.65%          49,579    13.217857         655,322
Putnam Equity Income -- Class
 IB...........................     1.70%         211,509    13.206832       2,793,366
Putnam Equity Income -- Class
 IB...........................     1.75%          56,323    13.195832         743,229
Putnam Equity Income -- Class
 IB...........................     1.80%           1,517    13.184850          20,005
Putnam Equity Income -- Class
 IB...........................     1.85%          33,673    13.173860         443,605
Putnam Equity Income -- Class
 IB...........................     1.90%           3,371    13.162865          44,373
Putnam Equity Income -- Class
 IB...........................     1.95%           7,940    13.151909         104,427
Putnam Equity Income -- Class
 IB...........................     2.00%          45,847    13.140937         602,475
Putnam Equity Income -- Class
 IB...........................     2.05%          55,713    13.129992         731,517

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Equity Income -- Class
 IB...........................     2.15%          49,714   $13.108119  $      651,662
Putnam Equity Income -- Class
 IB...........................     2.20%          30,092    13.097194         394,116
Putnam Equity Income -- Class
 IB...........................     2.25%           2,982    13.086301          39,019
Putnam Equity Income -- Class
 IB...........................     2.30%             270    13.075381           3,526
Putnam Equity Income -- Class
 IB...........................     2.35%             903    13.064493          11,795
Putnam Global Asset Allocation
 -- Class IA..................     0.95%          21,252    10.731454         228,062
Putnam Global Asset Allocation
 -- Class IA..................     1.40%       6,156,487    31.681513     195,046,822
Putnam Global Asset Allocation
 -- Class IA..................     1.55%          36,569    31.413588       1,148,758
Putnam Global Asset Allocation
 -- Class IA..................     1.60%           9,729    31.433987         305,832
Putnam Global Asset Allocation
 -- Class IA..................     1.75%          10,020    31.168155         312,318
Putnam Global Asset Allocation
 -- Class IA..................     1.90%           1,822    31.055254          56,579
Putnam Global Asset Allocation
 -- Class IB..................     0.95%           2,726    31.669672          86,341
Putnam Global Asset Allocation
 -- Class IB..................     1.10%             217    31.555023           6,862
Putnam Global Asset Allocation
 -- Class IB..................     1.25%             917    31.428992          28,835
Putnam Global Asset Allocation
 -- Class IB..................     1.30%           4,223    31.402746         132,599
Putnam Global Asset Allocation
 -- Class IB..................     1.35%           8,924    31.376534         280,008
Putnam Global Asset Allocation
 -- Class IB..................     1.40%           6,546    31.326882         205,078
Putnam Global Asset Allocation
 -- Class IB..................     1.45%             927    31.289019          28,999
Putnam Global Asset Allocation
 -- Class IB..................     1.50%          89,163    10.535340         939,368
Putnam Global Asset Allocation
 -- Class IB..................     1.55%          11,937    31.213451         372,581
Putnam Global Asset Allocation
 -- Class IB..................     1.60%             331    31.175719          10,307
Putnam Global Asset Allocation
 -- Class IB..................     1.65%          30,406     9.517274         289,387
Putnam Global Asset Allocation
 -- Class IB..................     1.70%          32,744     9.939121         325,450
Putnam Global Asset Allocation
 -- Class IB..................     1.70%          97,046     9.509330         922,841
Putnam Global Asset Allocation
 -- Class IB..................     1.75%          17,125    31.062841         531,948
Putnam Global Asset Allocation
 -- Class IB..................     1.80%             336     9.448704           3,179
Putnam Global Asset Allocation
 -- Class IB..................     1.85%          98,657     9.442923         931,606
Putnam Global Asset Allocation
 -- Class IB..................     1.90%           5,144     9.861431          50,732
Putnam Global Asset Allocation
 -- Class IB..................     1.90%           1,375    30.950353          42,543
Putnam Global Asset Allocation
 -- Class IB..................     1.95%             124    30.912943           3,821
Putnam Global Asset Allocation
 -- Class IB..................     2.00%           5,514     9.374887          51,695
Putnam Global Asset Allocation
 -- Class IB..................     2.00%             394     9.840771           3,874
Putnam Global Asset Allocation
 -- Class IB..................     2.05%         130,759     9.799376       1,281,358
Putnam Global Asset Allocation
 -- Class IB..................     2.15%          93,731     9.340945         875,535
Putnam Global Asset Allocation
 -- Class IB..................     2.20%          49,114     9.793286         480,983
Putnam Global Asset Allocation
 -- Class IB..................     2.25%           3,414     9.752097          33,292
Putnam Global Asset Allocation
 -- Class IB..................     2.35%           2,688     9.724887          26,138
Putnam Global Equity -- Class
 IA...........................     0.95%          74,822     7.826381         585,584
Putnam Global Equity -- Class
 IA...........................     1.10%             145     7.765398           1,127
Putnam Global Equity -- Class
 IA...........................     1.15%           3,077     7.765222          23,895
Putnam Global Equity -- Class
 IA...........................     1.30%           3,338     7.704684          25,717
Putnam Global Equity -- Class
 IA...........................     1.40%      14,744,014    21.511967     317,172,748
Putnam Global Equity -- Class
 IA...........................     1.55%          99,624    21.329871       2,124,962
Putnam Global Equity -- Class
 IA...........................     1.60%          16,717    21.343832         356,810
Putnam Global Equity -- Class
 IA...........................     1.75%           5,486    21.163177         116,098
Putnam Global Equity -- Class
 IA...........................     1.95%           1,093    21.061052          23,010
Putnam Global Equity -- Class
 IB...........................     0.95%           1,210    21.472286          25,978
Putnam Global Equity -- Class
 IB...........................     1.25%             553    21.309110          11,777

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Global Equity -- Class
 IB...........................     1.30%           2,733   $21.291298  $       58,194
Putnam Global Equity -- Class
 IB...........................     1.35%           5,817    21.273536         123,752
Putnam Global Equity -- Class
 IB...........................     1.40%           6,467    21.239881         137,361
Putnam Global Equity -- Class
 IB...........................     1.50%         219,137     8.820752       1,932,954
Putnam Global Equity -- Class
 IB...........................     1.55%             505    21.162975          10,680
Putnam Global Equity -- Class
 IB...........................     1.65%           6,122     8.751547          53,574
Putnam Global Equity -- Class
 IB...........................     1.65%         156,923     4.909154         770,359
Putnam Global Equity -- Class
 IB...........................     1.70%          26,407     6.607348         174,479
Putnam Global Equity -- Class
 IB...........................     1.70%          25,607     4.905061         125,603
Putnam Global Equity -- Class
 IB...........................     1.75%          10,455    21.060873         220,183
Putnam Global Equity -- Class
 IB...........................     1.80%           8,981     4.873732          43,770
Putnam Global Equity -- Class
 IB...........................     1.85%           5,452     6.565754          35,795
Putnam Global Equity -- Class
 IB...........................     1.85%           3,764     4.870772          18,335
Putnam Global Equity -- Class
 IB...........................     1.90%             255    20.984600           5,345
Putnam Global Equity -- Class
 IB...........................     1.95%           2,419    20.959245          50,710
Putnam Global Equity -- Class
 IB...........................     2.00%          18,272     4.835655          88,357
Putnam Global Equity -- Class
 IB...........................     2.00%           3,383     6.541964          22,132
Putnam Global Equity -- Class
 IB...........................     2.05%          51,426     6.514404         335,008
Putnam Global Equity -- Class
 IB...........................     2.15%           8,471     4.818126          40,815
Putnam Global Equity -- Class
 IB...........................     2.20%          11,836     6.510402          77,060
Putnam Global Equity -- Class
 IB...........................     2.25%           6,909     6.482969          44,790
Putnam Global Equity -- Class
 IB...........................     2.30%           2,918     4.798889          14,003
Putnam Global Equity -- Class
 IB...........................     2.35%             551     4.794886           2,641
Putnam Global Equity -- Class
 IB...........................     2.35%           2,046     6.464890          13,229
Putnam Global Equity -- Class
 IB...........................     2.45%             902     6.456263           5,826
Putnam Growth and Income --
 Class IA.....................     0.95%         614,207    11.519270       7,075,213
Putnam Growth and Income --
 Class IA.....................     1.10%          32,210    11.429527         368,148
Putnam Growth and Income --
 Class IA.....................     1.15%          26,999    11.429246         308,582
Putnam Growth and Income --
 Class IA.....................     1.30%           8,313    11.340228          94,274
Putnam Growth and Income --
 Class IA.....................     1.40%      45,058,216    49.863022   2,246,738,829
Putnam Growth and Income --
 Class IA.....................     1.55%         392,436    49.441227      19,402,518
Putnam Growth and Income --
 Class IA.....................     1.60%          39,361    49.473439       1,947,329
Putnam Growth and Income --
 Class IA.....................     1.75%          44,891    49.054935       2,202,140
Putnam Growth and Income --
 Class IA.....................     1.90%          14,398    48.877305         703,726
Putnam Growth and Income --
 Class IA.....................     2.05%             598    10.938089           6,537
Putnam Growth and Income --
 Class IA.....................     2.10%             199    48.641466           9,660
Putnam Growth and Income --
 Class IB.....................     0.95%          45,476    49.717491       2,260,973
Putnam Growth and Income --
 Class IB.....................     1.10%           2,360    49.537444         116,914
Putnam Growth and Income --
 Class IB.....................     1.15%           1,362    49.477588          67,370
Putnam Growth and Income --
 Class IB.....................     1.25%          12,023    49.339597         593,199
Putnam Growth and Income --
 Class IB.....................     1.30%          60,346    49.298438       2,974,960
Putnam Growth and Income --
 Class IB.....................     1.35%          47,367    49.257292       2,333,148
Putnam Growth and Income --
 Class IB.....................     1.40%          64,220    49.179357       3,158,275
Putnam Growth and Income --
 Class IB.....................     1.45%          13,965    49.119926         685,959
Putnam Growth and Income --
 Class IB.....................     1.50%       1,576,535    11.218918      17,687,016
Putnam Growth and Income --
 Class IB.....................     1.50%           1,219    49.060553          59,802
Putnam Growth and Income --
 Class IB.....................     1.55%           8,732    49.001262         427,886
Putnam Growth and Income --
 Class IB.....................     1.60%           7,259    48.942061         355,293

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Growth and Income --
 Class IB.....................     1.65%          39,232   $11.130921  $      436,690
Putnam Growth and Income --
 ClassIB......................     1.65%         527,741    12.014065       6,340,319
Putnam Growth and Income --
 Class IB.....................     1.70%         294,891    10.689336       3,152,190
Putnam Growth and Income --
 Class IB.....................     1.70%         301,931    12.004036       3,624,385
Putnam Growth and Income --
 Class IB.....................     1.75%         105,690    48.764816       5,153,955
Putnam Growth and Income --
 Class IB.....................     1.80%          96,786    11.927515       1,154,420
Putnam Growth and Income --
 Class IB.....................     1.85%          41,142    10.622043         437,012
Putnam Growth and Income --
 Class IB.....................     1.85%         198,016    11.920195       2,360,388
Putnam Growth and Income --
 Class IB.....................     1.90%          13,173    10.605792         139,713
Putnam Growth and Income --
 Class IB.....................     1.90%          19,490    48.588243         946,972
Putnam Growth and Income --
 Class IB.....................     1.95%           5,547    11.631500          64,524
Putnam Growth and Income --
 Class IB.....................     1.95%           8,977    48.529521         435,656
Putnam Growth and Income --
 Class IB.....................     2.00%         229,632    11.834339       2,717,547
Putnam Growth and Income --
 Class IB.....................     2.00%          52,894    10.583586         559,810
Putnam Growth and Income --
 Class IB.....................     2.05%         467,892    10.539029       4,931,126
Putnam Growth and Income --
 Class IB.....................     2.10%           3,842    48.353787         185,759
Putnam Growth and Income --
 Class IB.....................     2.15%         172,599    11.791473       2,035,194
Putnam Growth and Income --
 Class IB.....................     2.15%           4,339    11.791473          51,168
Putnam Growth and Income --
 Class IB.....................     2.20%           3,615    11.777240          42,572
Putnam Growth and Income --
 Class IB.....................     2.20%          59,455    10.532531         626,215
Putnam Growth and Income --
 Class IB.....................     2.25%           9,492    10.488184          99,551
Putnam Growth and Income --
 Class IB.....................     2.30%          10,698    11.744399         125,640
Putnam Growth and Income --
 Class IB.....................     2.35%           5,928    11.734597          69,558
Putnam Growth and Income --
 Class IB.....................     2.35%          19,240    10.458943         201,226
Putnam Growth and Income --
 Class IB.....................     2.40%           7,439    10.450220          77,743
Putnam Growth and Income --
 Class IB.....................     2.45%          48,936    10.444992         511,140
Putnam Growth and Income --
 Class IB.....................     2.50%           7,114    10.439750          74,265
Putnam Growth Opportunities --
 Class IA.....................     0.95%          30,119     4.510283         135,846
Putnam Growth Opportunities --
 Class IA.....................     1.10%           1,001     4.477115           4,483
Putnam Growth Opportunities --
 Class IA.....................     1.15%             739     4.475021           3,307
Putnam Growth Opportunities --
 Class IA.....................     1.40%       3,809,698     4.411496      16,806,467
Putnam Growth Opportunities --
 Class IA.....................     1.55%          46,385     4.379056         203,121
Putnam Growth Opportunities --
 Class IA.....................     1.60%          25,205     4.376993         110,322
Putnam Growth Opportunities --
 Class IA.....................     1.75%          13,160     4.344809          57,177
Putnam Growth Opportunities --
 Class IA.....................     1.90%           4,674     4.329083          20,233
Putnam Growth Opportunities --
 Class IA.....................     1.95%           9,289     4.323828          40,163
Putnam Growth Opportunities --
 Class IB.....................     0.95%           6,501     4.399449          28,601
Putnam Growth Opportunities --
 Class IB.....................     1.30%           7,203     4.362361          31,423
Putnam Growth Opportunities --
 Class IB.....................     1.35%          16,289     4.358718          71,000
Putnam Growth Opportunities --
 Class IB.....................     1.40%          30,173     4.351816         131,309
Putnam Growth Opportunities --
 Class IB.....................     1.50%         124,899     4.337680         541,773
Putnam Growth Opportunities --
 Class IB.....................     1.55%          25,811     4.336063         111,919
Putnam Growth Opportunities --
 Class IB.....................     1.60%             137     4.330811             594
Putnam Growth Opportunities --
 Class IB.....................     1.65%           2,575     4.305751          11,086
Putnam Growth Opportunities --
 Class IB.....................     1.65%         136,246     3.906288         532,216
Putnam Growth Opportunities --
 Class IB.....................     1.70%          48,593     4.458657         216,661
Putnam Growth Opportunities --
 Class IB.....................     1.70%          44,177     3.903032         172,423
Putnam Growth Opportunities --
 Class IB.....................     1.75%          40,780     4.315144         175,972

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Growth Opportunities --
 Class IB.....................     1.80%          17,771   $ 3.878135  $       68,920
Putnam Growth Opportunities --
 Class IB.....................     1.85%          31,870     4.430554         141,203
Putnam Growth Opportunities --
 Class IB.....................     1.85%          36,496     3.875765         141,450
Putnam Growth Opportunities --
 Class IB.....................     1.90%           4,631     4.423803          20,485
Putnam Growth Opportunities --
 Class IB.....................     1.90%          43,448     4.299516         186,807
Putnam Growth Opportunities --
 Class IB.....................     1.95%           3,177     4.294328          13,641
Putnam Growth Opportunities --
 Class IB.....................     2.00%          53,095     3.847794         204,300
Putnam Growth Opportunities --
 Class IB.....................     2.00%           2,977     4.414502          13,143
Putnam Growth Opportunities --
 Class IB.....................     2.05%         131,165     4.395925         576,593
Putnam Growth Opportunities --
 Class IB.....................     2.10%           4,425     4.278758          18,934
Putnam Growth Opportunities --
 Class IB.....................     2.15%           6,659     3.833869          25,531
Putnam Growth Opportunities --
 Class IB.....................     2.20%          12,791     4.393220          56,192
Putnam Growth Opportunities --
 Class IB.....................     2.30%           3,339     3.818537          12,749
Putnam Growth Opportunities --
 Class IB.....................     2.35%          18,112     3.815355          69,104
Putnam Growth Opportunities --
 ClassIB......................     2.35%           1,340     4.362501           5,846
Putnam Growth Opportunities --
 ClassIB......................     2.40%           5,132     4.358867          22,371
Putnam Growth Opportunities --
 ClassIB......................     2.45%           3,936     4.356688          17,147
Putnam Growth Opportunities --
 ClassIB......................     2.50%             485     4.354501           2,112
Putnam Health Sciences --
 Class IA.....................     0.95%          62,752    11.755249         737,668
Putnam Health Sciences --
 Class IA.....................     1.10%           1,418    11.663681          16,539
Putnam Health Sciences --
 Class IA.....................     1.15%             303    11.663407           3,537
Putnam Health Sciences --
 Class IA.....................     1.30%             164    11.572530           1,900
Putnam Health Sciences --
 Class IA.....................     1.40%       8,213,347    10.912956      89,631,899
Putnam Health Sciences --
 Class IA.....................     1.55%         149,097    10.820627       1,613,322
Putnam Health Sciences --
 Class IA.....................     1.60%          21,583    10.827672         233,697
Putnam Health Sciences --
 Class IA.....................     1.75%          27,224    10.736091         292,282
Putnam Health Sciences --
 Class IA.....................     1.90%           1,099    10.697191          11,752
Putnam Health Sciences --
 Class IB.....................     0.95%           3,166    10.888030          34,467
Putnam Health Sciences --
 Class IB.....................     1.25%           1,443    10.805238          15,597
Putnam Health Sciences --
 Class IB.....................     1.30%           1,776    10.796206          19,170
Putnam Health Sciences --
 Class IB.....................     1.35%           7,800    10.787194          84,145
Putnam Health Sciences --
 Class IB.....................     1.40%          16,342    10.770126         176,004
Putnam Health Sciences --
 Class IB.....................     1.50%         303,458    10.664700       3,236,285
Putnam Health Sciences --
 Class IB.....................     1.55%           2,137    10.731122          22,932
Putnam Health Sciences --
 Class IB.....................     1.60%             176    10.718131           1,882
Putnam Health Sciences --
 Class IB.....................     1.65%           2,342    10.581042          24,784
Putnam Health Sciences --
 Class IB.....................     1.65%          81,501     8.528085         695,044
Putnam Health Sciences --
 Class IB.....................     1.70%           9,574     7.781863          74,501
Putnam Health Sciences --
 Class IB.....................     1.70%          28,366     8.520967         241,709
Putnam Health Sciences --
 Class IB.....................     1.75%          20,382    10.679322         217,667
Putnam Health Sciences --
 Class IB.....................     1.80%          12,078     8.466630         102,264
Putnam Health Sciences --
 Class IB.....................     1.85%             592     7.732885           4,581
Putnam Health Sciences --
 Class IB.....................     1.85%          16,420     8.461464         138,941
Putnam Health Sciences --
 Class IB.....................     1.90%              19     7.721064             150
Putnam Health Sciences --
 Class IB.....................     1.90%          10,495    10.640632         111,672
Putnam Health Sciences --
 Class IB.....................     2.00%          33,520     8.400502         281,581
Putnam Health Sciences --
 Class IB.....................     2.00%           1,898     7.704870          14,628
Putnam Health Sciences --
 Class IB.....................     2.05%          35,491     7.672458         272,303

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Health Sciences --
 Class IB.....................     2.10%           5,748   $10.589267  $       60,868
Putnam Health Sciences --
 Class IB.....................     2.15%           3,121     8.370037          26,121
Putnam Health Sciences --
 Class IB.....................     2.20%             514     7.667681           3,938
Putnam Health Sciences --
 Class IB.....................     2.30%           3,328     8.336625          27,747
Putnam Health Sciences --
 Class IB.....................     2.35%          18,234     8.329644         151,880
Putnam Health Sciences --
 Class IB.....................     2.35%           1,734     7.614125          13,199
Putnam High Yield -- Class
 IA...........................     0.95%          64,196    13.148482         844,077
Putnam High Yield -- Class
 IA...........................     1.10%           4,747    13.046083          61,933
Putnam High Yield -- Class
 IA...........................     1.15%           2,454    13.045832          32,014
Putnam High Yield -- Class
 IA...........................     1.30%             573    12.944218           7,414
Putnam High Yield -- Class
 IA...........................     1.40%       8,492,512    30.793809     261,516,796
Putnam High Yield -- Class
 IA...........................     1.55%         102,840    30.533483       3,140,070
Putnam High Yield -- Class
 IA...........................     1.60%           3,736    30.553325         114,137
Putnam High Yield -- Class
 IA...........................     1.75%          14,091    30.295070         426,876
Putnam High Yield -- Class
 IA...........................     1.90%           3,756    30.185384         113,370
Putnam High Yield -- Class
 IA...........................     1.95%           1,587    30.148919          47,851
Putnam High Yield -- Class
 IB...........................     0.95%          13,865    30.690382         425,536
Putnam High Yield -- Class
 IB...........................     1.15%             304    30.542364           9,270
Putnam High Yield -- Class
 IB...........................     1.25%           3,087    30.457225          94,028
Putnam High Yield -- Class
 IB...........................     1.30%          19,950    30.431800         607,109
Putnam High Yield -- Class
 IB...........................     1.35%          31,190    30.406385         948,367
Putnam High Yield -- Class
 IB...........................     1.40%          28,045    30.358297         851,404
Putnam High Yield -- Class
 IB...........................     1.45%           1,418    30.321628          43,000
Putnam High Yield -- Class
 IB...........................     1.50%         499,940    11.327978       5,663,310
Putnam High Yield -- Class
 IB...........................     1.55%           3,005    30.248399          90,910
Putnam High Yield -- Class
 IB...........................     1.60%           5,201    30.211878         157,124
Putnam High Yield -- Class
 IB...........................     1.65%          18,381    11.239098         206,591
Putnam High Yield -- Class
 IB...........................     1.65%          91,754    12.021159       1,102,993
Putnam High Yield -- Class
 IB...........................     1.70%          99,735    12.800723       1,276,674
Putnam High Yield -- Class
 IB...........................     1.70%         179,749    12.011133       2,158,993
Putnam High Yield -- Class
 IB...........................     1.75%         101,213    30.102496       3,046,764
Putnam High Yield -- Class
 IB...........................     1.80%          63,853    11.934593         762,056
Putnam High Yield -- Class
 IB...........................     1.85%           8,238    12.720206         104,785
Putnam High Yield -- Class
 IB...........................     1.85%          49,261    11.927293         587,547
Putnam High Yield -- Class
 IB...........................     1.90%          73,145    12.700733         928,992
Putnam High Yield -- Class
 IB...........................     1.90%           6,143    29.993514         184,258
Putnam High Yield -- Class
 IB...........................     1.95%           2,659    29.957295          79,657
Putnam High Yield -- Class
 IB...........................     2.00%         131,977    11.841364       1,562,786
Putnam High Yield -- Class
 IB...........................     2.00%          11,988    12.674162         151,943
Putnam High Yield -- Class
 IB...........................     2.05%         168,389    12.620878       2,125,218
Putnam High Yield -- Class
 IB...........................     2.10%           2,322    29.848855          69,298
Putnam High Yield -- Class
 IB...........................     2.15%         149,686    11.798496       1,766,073
Putnam High Yield -- Class
 IB...........................     2.20%           1,878    11.784234          22,135
Putnam High Yield -- Class
 IB...........................     2.20%          15,395    12.613015         194,176
Putnam High Yield -- Class
 IB...........................     2.30%           4,539    11.751407          53,336
Putnam High Yield -- Class
 IB...........................     2.35%           2,689    11.741602          31,575
Putnam High Yield -- Class
 IB...........................     2.35%             991    12.524983          12,417
Putnam High Yield -- Class
 IB...........................     2.45%           1,526    12.508249          19,089

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Income -- Class IA.....     0.95%          41,233   $13.214950  $      544,886
Putnam Income -- Class IA.....     1.10%           6,306    13.111995          82,680
Putnam Income -- Class IA.....     1.15%           8,158    13.111753         106,966
Putnam Income -- Class IA.....     1.30%           1,924    13.009609          25,025
Putnam Income -- Class IA.....     1.40%       9,651,953    26.404081     254,850,950
Putnam Income -- Class IA.....     1.55%         110,349    26.180821       2,889,040
Putnam Income -- Class IA.....     1.60%          14,151    26.197900         370,738
Putnam Income -- Class IA.....     1.75%          31,209    25.976370         810,685
Putnam Income -- Class IA.....     1.90%          10,945    25.882264         283,284
Putnam Income -- Class IA.....     1.95%           1,149    25.850998          29,700
Putnam Income -- Class IA.....     2.10%           2,626    25.757361          67,636
Putnam Income -- Class IB.....     0.95%          32,499    26.326570         855,581
Putnam Income -- Class IB.....     1.10%             649    26.231229          17,025
Putnam Income -- Class IB.....     1.15%           1,114    26.199516          29,188
Putnam Income -- Class IB.....     1.25%           2,694    26.126464          70,389
Putnam Income -- Class IB.....     1.30%          62,060    26.104640       1,620,062
Putnam Income -- Class IB.....     1.35%          52,987    26.082831       1,382,038
Putnam Income -- Class IB.....     1.40%          48,082    26.041553       1,252,120
Putnam Income -- Class IB.....     1.45%           9,252    26.010076         240,647
Putnam Income -- Class IB.....     1.50%         268,664    12.528958       3,366,082
Putnam Income -- Class IB.....     1.50%           6,165    25.978642         160,170
Putnam Income -- Class IB.....     1.55%           4,577    25.947244         118,773
Putnam Income -- Class IB.....     1.60%           6,959    25.915863         180,356
Putnam Income -- Class IB.....     1.65%           6,238    12.430717          77,537
Putnam Income -- Class IB.....     1.65%         184,866    12.497407       2,310,346
Putnam Income -- Class IB.....     1.70%         181,383    12.098752       2,194,507
Putnam Income -- Class IB.....     1.70%         283,202    12.486940       3,536,322
Putnam Income -- Class IB.....     1.75%         152,300    25.822005       3,932,679
Putnam Income -- Class IB.....     1.80%          16,978    12.407361         210,650
Putnam Income -- Class IB.....     1.85%          14,266    12.022636         171,513
Putnam Income -- Class IB.....     1.85%         195,142    12.399785       2,419,716
Putnam Income -- Class IB.....     1.90%           3,769    12.004261          45,246
Putnam Income -- Class IB.....     1.90%          40,067    25.728459       1,030,855
Putnam Income -- Class IB.....     1.95%           5,338    25.697383         137,163
Putnam Income -- Class IB.....     2.00%         125,243    12.310461       1,541,802
Putnam Income -- Class IB.....     2.00%          10,069    11.979085         120,617
Putnam Income -- Class IB.....     2.05%         348,602    11.928749       4,158,387
Putnam Income -- Class IB.....     2.10%          11,288    25.604294         289,022
Putnam Income -- Class IB.....     2.15%         154,918    12.265879       1,900,209
Putnam Income -- Class IB.....     2.15%           2,147    12.265879          26,332
Putnam Income -- Class IB.....     2.20%           1,238    12.251056          15,162
Putnam Income -- Class IB.....     2.20%         105,213    11.921301       1,254,270
Putnam Income -- Class IB.....     2.25%           3,064    11.871165          36,373
Putnam Income -- Class IB.....     2.30%          11,226    12.216875         137,143
Putnam Income -- Class IB.....     2.35%           1,653    12.206678          20,178
Putnam Income -- Class IB.....     2.35%           5,492    11.838054          65,013
Putnam Income -- Class IB.....     2.45%          45,198    11.822229         534,339
Putnam Income -- Class IB.....     2.50%           4,519    11.816311          53,398

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam International Equity --
 Class IA.....................     0.95%          75,980   $11.240876  $      854,082
Putnam International Equity --
 Class IA.....................     1.10%          13,719    11.153252         153,015
Putnam International Equity --
 Class IA.....................     1.15%             439    11.153025           4,894
Putnam International Equity --
 Class IA.....................     1.40%              11     9.407916             108
Putnam International Equity --
 Class IA.....................     1.40%      10,920,631    17.612782     192,342,700
Putnam International Equity --
 Class IA.....................     1.55%         157,503    17.463798       2,750,609
Putnam International Equity --
 Class IA.....................     1.60%          15,293    17.475137         267,252
Putnam International Equity --
 Class IA.....................     1.75%          18,029    17.327300         312,398
Putnam International Equity --
 Class IA.....................     1.90%           3,657    17.264566          63,141
Putnam International Equity --
 Class IA.....................     2.05%             600    11.482790           6,893
Putnam International Equity --
 Class IB.....................     0.95%          37,562    17.568906         659,922
Putnam International Equity --
 Class IB.....................     1.10%           1,129    17.505308          19,763
Putnam International Equity --
 Class IB.....................     1.15%           1,535    17.484132          26,842
Putnam International Equity --
 Class IB.....................     1.25%          12,552    17.435373         218,856
Putnam International Equity --
 Class IB.....................     1.30%          30,030    17.420813         523,148
Putnam International Equity --
 Class IB.....................     1.35%          30,615    17.406272         532,894
Putnam International Equity --
 Class IB.....................     1.40%          38,747    17.378723         673,381
Putnam International Equity --
 Class IB.....................     1.45%          25,455    17.357726         441,841
Putnam International Equity --
 Class IB.....................     1.50%         314,511    12.279633       3,862,080
Putnam International Equity --
 Class IB.....................     1.50%           5,967    17.336757         103,447
Putnam International Equity --
 Class IB.....................     1.55%           1,303    17.315791          22,565
Putnam International Equity --
 Class IB.....................     1.60%           1,596    17.294881          27,606
Putnam International Equity --
 Class IB.....................     1.65%           7,451    12.183306          90,775
Putnam International Equity --
 Class IB.....................     1.65%         202,245     7.525641       1,522,025
Putnam International Equity --
 Class IB.....................     1.70%          97,656     9.406409         918,596
Putnam International Equity --
 Class IB.....................     1.70%         252,496     7.519372       1,898,611
Putnam International Equity --
 Class IB.....................     1.75%         110,225    17.232234       1,899,426
Putnam International Equity --
 Class IB.....................     1.80%          39,560     7.471418         295,570
Putnam International Equity --
 Class IB.....................     1.85%           8,806     9.347197          82,316
Putnam International Equity --
 Class IB.....................     1.85%         118,288     7.466849         883,239
Putnam International Equity --
 Class IB.....................     1.90%           3,080     9.332899          28,742
Putnam International Equity --
 Class IB.....................     1.90%          22,117    17.169828         379,748
Putnam International Equity --
 Class IB.....................     1.95%           1,143    17.149061          19,609
Putnam International Equity --
 Class IB.....................     2.00%         105,292     7.413007         780,529
Putnam International Equity --
 Class IB.....................     2.00%           4,943     9.313333          46,039
Putnam International Equity --
 Class IB.....................     2.05%         335,899     9.274136       3,115,175
Putnam International Equity --
 Class IB.....................     2.10%             880    17.086973          15,043
Putnam International Equity --
 Class IB.....................     2.15%          66,930     7.386179         494,360
Putnam International Equity --
 Class IB.....................     2.20%           1,740     7.377240          12,837
Putnam International Equity --
 Class IB.....................     2.20%          49,800     9.268381         461,569
Putnam International Equity --
 Class IB.....................     2.25%             904     9.229375           8,344
Putnam International Equity --
 Class IB.....................     2.30%           6,186     7.356667          45,511
Putnam International Equity --
 Class IB.....................     2.35%           4,267     9.203636          39,270
Putnam International Equity --
 Class IB.....................     2.45%           8,001     9.191357          73,537
Putnam International Equity --
 Class IB.....................     2.50%           2,545     9.186741          23,384
Putnam International Growth
 and Income -- Class IA.......     0.95%         103,193    11.891511       1,227,125
Putnam International Growth
 and Income -- Class IA.......     1.10%           4,854    11.798901          57,269
Putnam International Growth
 and Income -- Class IA.......     1.15%           1,210    11.798613          14,280

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam International Growth
 and Income -- Class IA.......     1.30%             434   $11.706674  $        5,075
Putnam International Growth
 and Income -- Class IA.......     1.40%       8,822,178    17.247504     152,160,541
Putnam International Growth
 and Income -- Class IA.......     1.55%          89,105    17.101617       1,523,841
Putnam International Growth
 and Income -- Class IA.......     1.60%          10,219    17.112776         174,880
Putnam International Growth
 and Income -- Class IA.......     1.75%          17,880    16.968005         303,389
Putnam International Growth
 and Income -- Class IA.......     1.90%           4,093    16.906572          69,201
Putnam International Growth
 and Income -- Class IA.......     1.95%           1,815    16.886120          30,644
Putnam International Growth
 and Income -- Class IA.......     2.05%           3,387    11.947720          40,464
Putnam International Growth
 and Income -- Class IA.......     2.10%             660    16.824997          11,109
Putnam International Growth
 and Income -- Class IB.......     0.95%          11,465    17.204076         197,249
Putnam International Growth
 and Income -- Class IB.......     1.10%           2,090    17.141807          35,832
Putnam International Growth
 and Income -- Class IB.......     1.25%           2,246    17.073328          38,340
Putnam International Growth
 and Income -- Class IB.......     1.30%           4,245    17.059092          72,421
Putnam International Growth
 and Income -- Class IB.......     1.35%          40,822    17.044861         695,800
Putnam International Growth
 and Income -- Class IB.......     1.40%           9,389    17.017892         159,785
Putnam International Growth
 and Income -- Class IB.......     1.45%           7,951    16.997346         135,142
Putnam International Growth
 and Income -- Class IB.......     1.50%         109,429    12.489301       1,366,687
Putnam International Growth
 and Income -- Class IB.......     1.55%             242    16.956283           4,102
Putnam International Growth
 and Income -- Class IB.......     1.60%             816    16.935782          13,823
Putnam International Growth
 and Income -- Class IB.......     1.65%             449    12.391313           5,563
Putnam International Growth
 and Income -- Class IB.......     1.65%          93,197    11.072027       1,031,877
Putnam International Growth
 and Income -- Class IB.......     1.70%          22,546    11.524169         259,823
Putnam International Growth
 and Income -- Class IB.......     1.70%          52,980    11.062780         586,108
Putnam International Growth
 and Income -- Class IB.......     1.75%          38,320    16.874486         646,637
Putnam International Growth
 and Income -- Class IB.......     1.80%           5,853    10.992230          64,336
Putnam International Growth
 and Income -- Class IB.......     1.85%           3,265    11.451627          37,388
Putnam International Growth
 and Income -- Class IB.......     1.85%         163,900    10.985513       1,800,525
Putnam International Growth
 and Income -- Class IB.......     1.90%           5,827    11.434080          66,621
Putnam International Growth
 and Income -- Class IB.......     1.90%           9,571    16.813377         160,920
Putnam International Growth
 and Income -- Class IB.......     1.95%           4,501    16.793057          75,590
Putnam International Growth
 and Income -- Class IB.......     2.00%          29,081    10.906347         317,172
Putnam International Growth
 and Income -- Class IB.......     2.00%           2,394    11.410147          27,315
Putnam International Growth
 and Income -- Class IB.......     2.05%         102,836    11.362123       1,168,433
Putnam International Growth
 and Income -- Class IB.......     2.10%             712    16.732265          11,913
Putnam International Growth
 and Income -- Class IB.......     2.15%          83,077    10.866849         902,789
Putnam International Growth
 and Income -- Class IB.......     2.20%          37,923    11.355104         430,621
Putnam International Growth
 and Income -- Class IB.......     2.30%           2,118    10.823453          22,923
Putnam International Growth
 and Income -- Class IB.......     2.35%             356    10.814444           3,851
Putnam International Growth
 and Income -- Class IB.......     2.45%           9,240    11.260742         104,048
Putnam International Growth
 and Income -- Class IB.......     2.50%           4,462    11.255104          50,217
Putnam International New
 Opportunities -- Class IA....     0.95%          19,453     8.336654         162,176
Putnam International New
 Opportunities -- Class IA....     1.40%       3,943,534    12.083910      47,653,316
Putnam International New
 Opportunities -- Class IA....     1.55%          42,583    11.981714         510,223
Putnam International New
 Opportunities -- Class IA....     1.60%           2,587    11.989486          31,018
Putnam International New
 Opportunities -- Class IA....     1.75%           7,076    11.888074          84,121
Putnam International New
 Opportunities -- Class IA....     1.90%             176    11.845031           2,086
Putnam International New
 Opportunities -- Class IB....     0.95%             814    12.039492           9,795
Putnam International New
 Opportunities -- Class IB....     1.25%             477    11.947977           5,703

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam International New
 Opportunities -- Class IB....     1.30%           1,492   $11.937999  $       17,813
Putnam International New
 Opportunities -- Class IB....     1.35%           7,167    11.928028          85,483
Putnam International New
 Opportunities -- Class IB....     1.40%           7,124    11.909167          84,836
Putnam International New
 Opportunities -- Class IB....     1.45%           2,473    11.894786          29,414
Putnam International New
 Opportunities -- Class IB....     1.50%          61,097    10.076729         615,659
Putnam International New
 Opportunities -- Class IB....     1.55%              28    11.866061             338
Putnam International New
 Opportunities -- Class IB....     1.60%           3,396    11.851703          40,245
Putnam International New
 Opportunities -- Class IB....     1.65%          66,396     4.668591         309,975
Putnam International New
 Opportunities -- Class IB....     1.70%           2,711     7.756363          21,027
Putnam International New
 Opportunities -- Class IB....     1.70%          14,668     4.664697          68,423
Putnam International New
 Opportunities -- Class IB....     1.75%           3,928    11.808783          46,385
Putnam International New
 Opportunities -- Class IB....     1.80%           6,033     4.634923          27,964
Putnam International New
 Opportunities -- Class IB....     1.85%           1,205     7.707520           9,285
Putnam International New
 Opportunities -- Class IB....     1.85%          10,923     4.632124          50,596
Putnam International New
 Opportunities -- Class IB....     1.90%              43     7.695729             332
Putnam International New
 Opportunities -- Class IB....     1.90%           3,485    11.766026          41,004
Putnam International New
 Opportunities -- Class IB....     1.95%             971    11.751796          11,416
Putnam International New
 Opportunities -- Class IB....     2.00%          48,061     4.598710         221,019
Putnam International New
 Opportunities -- Class IB....     2.00%             536     7.679607           4,119
Putnam International New
 Opportunities -- Class IB....     2.05%          22,178     7.647288         169,599
Putnam International New
 Opportunities -- Class IB....     2.10%             463    11.709251           5,424
Putnam International New
 Opportunities -- Class IB....     2.15%           4,220     4.582055          19,338
Putnam International New
 Opportunities -- Class IB....     2.20%           4,702     7.642534          35,935
Putnam International New
 Opportunities -- Class IB....     2.30%           2,133     4.563760           9,735
Putnam International New
 Opportunities -- Class IB....     2.35%           8,309     4.559946          37,891
Putnam International New
 Opportunities -- Class IB....     2.45%           1,335     7.579025          10,117
Putnam Investors -- Class
 IA...........................     0.95%         198,354     7.995115       1,585,860
Putnam Investors -- Class
 IA...........................     1.10%         101,142     0.793273          80,233
Putnam Investors -- Class
 IA...........................     1.15%          13,522     7.932619         107,262
Putnam Investors -- Class
 IA...........................     1.40%      16,783,426     9.231682     154,939,256
Putnam Investors -- Class
 IA...........................     1.55%         400,111     9.153554       3,662,436
Putnam Investors -- Class
 IA...........................     1.60%          55,838     9.159504         511,449
Putnam Investors -- Class
 IA...........................     1.75%          34,149     9.082012         310,146
Putnam Investors -- Class
 IA...........................     1.90%           9,487     9.049127          85,847
Putnam Investors -- Class
 IA...........................     2.05%           2,728    11.089557          30,254
Putnam Investors -- Class
 IB...........................     0.95%          40,893     9.202058         376,297
Putnam Investors -- Class
 IB...........................     1.15%             108     9.157655             988
Putnam Investors -- Class
 IB...........................     1.25%          12,394     9.132125         113,183
Putnam Investors -- Class
 IB...........................     1.30%          70,062     9.124511         639,278
Putnam Investors -- Class
 IB...........................     1.35%          53,536     9.116884         488,078
Putnam Investors -- Class
 IB...........................     1.40%          57,274     9.102462         521,337
Putnam Investors -- Class
 IB...........................     1.45%          18,604     9.091462         169,135
Putnam Investors -- Class
 IB...........................     1.50%         678,177     8.591287       5,826,410
Putnam Investors -- Class
 IB...........................     1.50%          10,639     9.080480          96,611
Putnam Investors -- Class
 IB...........................     1.55%          10,689     9.069483          96,942
Putnam Investors -- Class
 IB...........................     1.60%           5,720     9.058541          51,814
Putnam Investors -- Class
 IB...........................     1.65%          19,281     8.523875         164,345
Putnam Investors -- Class
 IB...........................     1.65%         250,910     6.325102       1,587,034

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Investors -- Class
 IB...........................     1.70%         130,186   $ 6.830031  $      889,172
Putnam Investors -- Class
 IB...........................     1.70%         234,160     6.319813       1,479,846
Putnam Investors -- Class
 IB...........................     1.75%         141,356     9.025728       1,275,837
Putnam Investors -- Class
 IB...........................     1.80%          64,468     6.279507         404,825
Putnam Investors -- Class
 IB...........................     1.85%          16,907     6.786985         114,748
Putnam Investors -- Class
 IB...........................     1.85%         123,606     6.275695         775,713
Putnam Investors -- Class
 IB...........................     1.90%          14,951     6.776627         101,317
Putnam Investors -- Class
 IB...........................     1.90%          40,760     8.993058         366,560
Putnam Investors -- Class
 IB...........................     1.95%           1,759     8.982185          15,796
Putnam Investors -- Class
 IB...........................     2.00%         135,183     6.230435         842,251
Putnam Investors -- Class
 IB...........................     2.00%          11,689     6.762410          79,044
Putnam Investors -- Class
 IB...........................     2.05%         411,260     6.733945       2,769,399
Putnam Investors -- Class
 IB...........................     2.10%           2,238     8.949667          20,029
Putnam Investors -- Class
 IB...........................     2.15%          80,952     6.207873         502,537
Putnam Investors -- Class
 IB...........................     2.15%           2,988     6.207873          18,549
Putnam Investors -- Class
 IB...........................     2.20%           3,543     6.200385          21,968
Putnam Investors -- Class
 IB...........................     2.20%          40,550     6.729783         272,889
Putnam Investors -- Class
 IB...........................     2.25%           7,101     6.701452          47,585
Putnam Investors -- Class
 IB...........................     2.30%             436     6.183087           2,696
Putnam Investors -- Class
 IB...........................     2.35%          26,719     6.177913         165,070
Putnam Investors -- Class
 IB...........................     2.35%           9,417     6.682766          62,934
Putnam Investors -- Class
 IB...........................     2.45%          20,613     6.673839         137,571
Putnam Investors -- Class
 IB...........................     2.50%           3,211     6.670482          21,418
Putnam Mid Cap Value -- Class
 IA...........................     0.95%           3,969    14.727688          58,453
Putnam Mid Cap Value -- Class
 IA...........................     1.40%       1,325,947    14.617626      19,382,200
Putnam Mid Cap Value -- Class
 IA...........................     1.55%          18,262    14.581129         266,280
Putnam Mid Cap Value -- Class
 IA...........................     1.60%             886    14.568966          12,907
Putnam Mid Cap Value -- Class
 IA...........................     1.75%           2,698    14.532579          39,207
Putnam Mid Cap Value -- Class
 IA...........................     1.90%             370    14.496295           5,362
Putnam Mid Cap Value -- Class
 IA...........................     1.95%           2,808    14.484212          40,671
Putnam Mid Cap Value -- Class
 IB...........................     0.95%           6,348    14.668596          93,112
Putnam Mid Cap Value -- Class
 IB...........................     1.25%           1,157    14.595414          16,885
Putnam Mid Cap Value -- Class
 IB...........................     1.30%           8,617    14.583279         125,657
Putnam Mid Cap Value -- Class
 IB...........................     1.35%           7,900    14.571129         115,118
Putnam Mid Cap Value -- Class
 IB...........................     1.40%           4,660    14.558984          67,844
Putnam Mid Cap Value -- Class
 IB...........................     1.45%           5,144    14.546846          74,829
Putnam Mid Cap Value -- Class
 IB...........................     1.50%          21,793    14.534734         316,760
Putnam Mid Cap Value -- Class
 IB...........................     1.55%             144    14.522629           2,089
Putnam Mid Cap Value -- Class
 IB...........................     1.60%             133    14.510526           1,926
Putnam Mid Cap Value -- Class
 IB...........................     1.65%           8,215    14.498448         119,099
Putnam Mid Cap Value -- Class
 IB...........................     1.70%          25,368    14.486369         367,494
Putnam Mid Cap Value -- Class
 IB...........................     1.75%           7,404    14.474276         107,161
Putnam Mid Cap Value -- Class
 IB...........................     1.85%          37,568    14.450179         542,871
Putnam Mid Cap Value -- Class
 IB...........................     1.90%             731    14.438148          10,560
Putnam Mid Cap Value -- Class
 IB...........................     1.95%           2,352    14.426122          33,927
Putnam Mid Cap Value -- Class
 IB...........................     2.00%          15,787    14.414100         227,562
Putnam Mid Cap Value -- Class
 IB...........................     2.05%          20,803    14.402102         299,602
Putnam Mid Cap Value -- Class
 IB...........................     2.15%          24,039    14.378096         345,640

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Mid Cap Value -- Class
 IB...........................     2.20%           9,217   $14.366123  $      132,407
Putnam Mid Cap Value -- Class
 IB...........................     2.30%           4,061    14.342202          58,243
Putnam Mid Cap Value -- Class
 IB...........................     2.35%           1,392    14.330245          19,942
Putnam Mid Cap Value -- Class
 IB...........................     2.45%             147    14.311135           2,100
Putnam Money Market -- Class
 IA...........................     0.95%         115,183     1.094889         126,113
Putnam Money Market -- Class
 IA...........................     1.10%             369    10.864227           4,013
Putnam Money Market -- Class
 IA...........................     1.40%      71,282,461     1.687435     120,284,515
Putnam Money Market -- Class
 IA...........................     1.55%         715,422     1.673154       1,197,012
Putnam Money Market -- Class
 IA...........................     1.60%          17,819     1.674215          29,832
Putnam Money Market -- Class
 IA...........................     1.75%         402,460     1.660062         668,109
Putnam Money Market -- Class
 IB...........................     0.95%           2,966     1.682325           4,991
Putnam Money Market -- Class
 IB...........................     1.30%          48,393     1.668141          80,726
Putnam Money Market -- Class
 IB...........................     1.35%         133,445     1.666771         222,422
Putnam Money Market -- Class
 IB...........................     1.40%          73,472     1.664070         122,262
Putnam Money Market -- Class
 IB...........................     1.50%       2,708,239     1.091058       2,954,846
Putnam Money Market -- Class
 IB...........................     1.55%          23,501     1.658065          38,966
Putnam Money Market -- Class
 IB...........................     1.65%           7,255     1.082560           7,854
Putnam Money Market -- Class
 IB...........................     1.65%       1,184,923     1.028966       1,219,246
Putnam Money Market -- Class
 IB...........................     1.70%         910,276     1.001662         911,789
Putnam Money Market -- Class
 IB...........................     1.70%         200,761     1.028128         206,408
Putnam Money Market -- Class
 IB...........................     1.75%         403,803     1.650061         666,299
Putnam Money Market -- Class
 IB...........................     1.80%          84,551     1.021608          86,378
Putnam Money Market -- Class
 IB...........................     1.85%         130,062     0.995437         129,469
Putnam Money Market -- Class
 IB...........................     1.85%         447,417     1.020967         456,798
Putnam Money Market -- Class
 IB...........................     1.90%          15,856     0.993756          15,757
Putnam Money Market -- Class
 IB...........................     1.90%          11,852     1.644083          19,486
Putnam Money Market -- Class
 IB...........................     1.95%             195     1.642093             320
Putnam Money Market -- Class
 IB...........................     2.00%          66,520     1.013648          67,428
Putnam Money Market -- Class
 IB...........................     2.00%           2,051     0.991882           2,034
Putnam Money Market -- Class
 IB...........................     2.05%         672,038     0.987463         663,613
Putnam Money Market -- Class
 IB...........................     2.15%         173,226     1.009988         174,956
Putnam Money Market -- Class
 IB...........................     2.20%         103,392     0.986944         102,042
Putnam Money Market -- Class
 IB...........................     2.40%         217,584     0.979258         213,071
Putnam New Opportunities --
 Class IA.....................     0.95%          90,791     7.365976         668,766
Putnam New Opportunities --
 Class IA.....................     1.10%           5,092     7.308500          37,212
Putnam New Opportunities --
 Class IA.....................     1.15%           3,309     7.308378          24,182
Putnam New Opportunities --
 Class IA.....................     1.40%      24,382,224    20.439328     498,356,272
Putnam New Opportunities --
 Class IA.....................     1.55%         150,008    20.266266       3,040,112
Putnam New Opportunities --
 Class IA.....................     1.60%           6,998    20.279466         141,916
Putnam New Opportunities --
 Class IA.....................     1.75%          19,318    20.107757         388,444
Putnam New Opportunities --
 Class IA.....................     1.90%           1,868    20.034951          37,426
Putnam New Opportunities --
 Class IA.....................     2.05%             342    10.811104           3,698
Putnam New Opportunities --
 Class IA.....................     2.10%             440    19.938264           8,772
Putnam New Opportunities --
 Class IB.....................     0.95%          16,517    20.369744         336,437
Putnam New Opportunities --
 Class IB.....................     1.15%              15    20.271449             306
Putnam New Opportunities --
 Class IB.....................     1.25%           1,436    20.214915          29,027
Putnam New Opportunities --
 Class IB.....................     1.30%          20,649    20.198054         417,074
Putnam New Opportunities --
 Class IB.....................     1.35%          16,000    20.181193         322,889

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam New Opportunities --
 Class IB.....................     1.40%          19,204   $20.149258  $      386,941
Putnam New Opportunities --
 Class IB.....................     1.45%           4,891    20.124913          98,431
Putnam New Opportunities --
 Class IB.....................     1.50%         570,061     8.550385       4,874,241
Putnam New Opportunities --
 Class IB.....................     1.50%             222    20.100581           4,455
Putnam New Opportunities --
 Class IB.....................     1.55%           5,542    20.076294         111,266
Putnam New Opportunities --
 Class IB.....................     1.60%             805    20.052029          16,134
Putnam New Opportunities --
 Class IB.....................     1.65%          31,615     8.483267         268,203
Putnam New Opportunities --
 Class IB.....................     1.65%         444,101     3.996538       1,774,867
Putnam New Opportunities --
 Class IB.....................     1.70%          98,814     5.147357         508,629
Putnam New Opportunities --
 Class IB.....................     1.70%         187,806     3.993184         749,942
Putnam New Opportunities --
 Class IB.....................     1.75%          37,466    19.979408         748,541
Putnam New Opportunities --
 Class IB.....................     1.80%          33,417     3.967683         132,590
Putnam New Opportunities --
 Class IB.....................     1.85%          21,498     5.114914         109,962
Putnam New Opportunities --
 Class IB.....................     1.85%         188,503     3.965276         747,466
Putnam New Opportunities --
 Class IB.....................     1.90%           3,581     5.107096          18,288
Putnam New Opportunities --
 Class IB.....................     1.90%          10,255    19.907047         204,139
Putnam New Opportunities --
 Class IB.....................     1.95%             247    19.883004           4,904
Putnam New Opportunities --
 Class IB.....................     2.00%         146,096     3.936661         575,129
Putnam New Opportunities --
 Class IB.....................     2.00%          20,338     5.096389         103,650
Putnam New Opportunities --
 Class IB.....................     2.05%         343,273     5.074918       1,742,080
Putnam New Opportunities --
 Class IB.....................     2.10%           2,151    19.810995          42,605
Putnam New Opportunities --
 Class IB.....................     2.15%          60,669     3.922418         237,969
Putnam New Opportunities --
 Class IB.....................     2.15%             864     3.922418           3,389
Putnam New Opportunities --
 Class IB.....................     2.20%         113,677     5.071803         576,545
Putnam New Opportunities --
 Class IB.....................     2.25%          10,773     5.050423          54,408
Putnam New Opportunities --
 Class IB.....................     2.30%          56,995     3.906740         222,665
Putnam New Opportunities --
 Class IB.....................     2.35%         183,891     3.903486         717,814
Putnam New Opportunities --
 Class IB.....................     2.35%           5,068     5.036337          25,523
Putnam New Opportunities --
 Class IB.....................     2.45%          18,002     5.029600          90,543
Putnam New Opportunities --
 Class IB.....................     2.50%           2,328     5.027090          11,701
Putnam New Value -- Class
 IA...........................     0.95%          69,107    16.330760       1,128,575
Putnam New Value -- Class
 IA...........................     1.10%          13,870    16.203601         224,741
Putnam New Value -- Class
 IA...........................     1.15%           3,784    16.203179          61,318
Putnam New Value -- Class
 IA...........................     1.30%           1,865    16.076997          29,983
Putnam New Value -- Class
 IA...........................     1.40%      14,071,381    18.493518     260,229,341
Putnam New Value -- Class
 IA...........................     1.55%         126,856    18.337166       2,326,173
Putnam New Value -- Class
 IA...........................     1.60%          21,511    18.349049         394,703
Putnam New Value -- Class
 IA...........................     1.75%          30,530    18.193901         555,463
Putnam New Value -- Class
 IA...........................     1.90%          25,305    18.128052         458,726
Putnam New Value -- Class
 IA...........................     2.05%             292    11.357786           3,312
Putnam New Value -- Class
 IB...........................     0.95%          15,556    18.424360         286,601
Putnam New Value -- Class
 IB...........................     1.15%             641    18.335455          11,748
Putnam New Value -- Class
 IB...........................     1.25%           3,170    18.284335          57,953
Putnam New Value -- Class
 IB...........................     1.30%          41,830    18.269094         764,205
Putnam New Value -- Class
 IB...........................     1.35%          50,958    18.253831         930,178
Putnam New Value -- Class
 IB...........................     1.40%          23,519    18.224960         428,625
Putnam New Value -- Class
 IB...........................     1.45%          28,096    18.202922         511,424
Putnam New Value -- Class
 IB...........................     1.50%         194,822    15.409659       3,002,137

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam New Value -- Class
 IB...........................     1.50%             266   $18.180947  $        4,831
Putnam New Value -- Class
 IB...........................     1.55%           1,146    18.158964          20,818
Putnam New Value -- Class
 IB...........................     1.60%           4,779    18.137013          86,679
Putnam New Value -- Class
 IB...........................     1.65%           7,480    15.288806         114,364
Putnam New Value -- Class
 IB...........................     1.65%         129,869    16.846899       2,187,897
Putnam New Value -- Class
 IB...........................     1.70%          43,680    13.908226         607,511
Putnam New Value -- Class
 IB...........................     1.70%          69,915    16.832846       1,176,866
Putnam New Value -- Class
 IB...........................     1.75%          80,140    18.071348       1,448,245
Putnam New Value -- Class
 IB...........................     1.80%          11,019    16.725583         184,291
Putnam New Value -- Class
 IB...........................     1.85%          13,248    13.820744         183,095
Putnam New Value -- Class
 IB...........................     1.85%         110,323    16.715280       1,844,087
Putnam New Value -- Class
 IB...........................     1.90%           2,415    13.799555          33,321
Putnam New Value -- Class
 IB...........................     1.90%           9,454    18.005905         170,224
Putnam New Value -- Class
 IB...........................     1.95%           4,061    17.984181          73,035
Putnam New Value -- Class
 IB...........................     2.00%          36,661    16.594906         608,381
Putnam New Value -- Class
 IB...........................     2.00%          12,785    13.770694         176,063
Putnam New Value -- Class
 IB...........................     2.05%         119,860    13.712729       1,643,609
Putnam New Value -- Class
 IB...........................     2.10%           1,610    17.919036          28,853
Putnam New Value -- Class
 IB...........................     2.15%          68,703    16.534827       1,135,998
Putnam New Value -- Class
 IB...........................     2.15%           1,243    16.534827          20,561
Putnam New Value -- Class
 IB...........................     2.20%             404    16.514832           6,673
Putnam New Value -- Class
 IB...........................     2.20%          38,486    13.704228         527,424
Putnam New Value -- Class
 IB...........................     2.25%           1,636    13.646568          22,328
Putnam New Value -- Class
 IB...........................     2.30%           1,104    16.468769          18,182
Putnam New Value -- Class
 IB...........................     2.30%             203    13.635171           2,761
Putnam New Value -- Class
 IB...........................     2.35%           1,354    16.455050          22,287
Putnam New Value -- Class
 IB...........................     2.35%           2,949    13.608511          40,129
Putnam New Value -- Class
 IB...........................     2.40%           2,089    13.597158          28,404
Putnam New Value -- Class
 IB...........................     2.45%           8,599    13.590359         116,862
Putnam New Value -- Class
 IB...........................     2.50%          14,281    13.583544         193,982
Putnam OTC & Emerging Growth
 -- Class IA..................     0.95%          42,386     4.183597         177,324
Putnam OTC & Emerging Growth
 -- Class IA..................     1.10%           1,742     4.150950           7,233
Putnam OTC & Emerging Growth
 -- Class IA..................     1.40%       4,720,119     5.576445      26,321,482
Putnam OTC & Emerging Growth
 -- Class IA..................     1.55%         238,846     5.529180       1,320,625
Putnam OTC & Emerging Growth
 -- Class IA..................     1.60%           6,946     5.532811          38,428
Putnam OTC & Emerging Growth
 -- Class IA..................     1.75%           9,738     5.485902          53,424
Putnam OTC & Emerging Growth
 -- Class IA..................     1.90%             194     5.466029           1,060
Putnam OTC & Emerging Growth
 -- Class IA..................     2.05%             326    10.601256           3,454
Putnam OTC & Emerging Growth
 -- Class IB..................     0.95%           9,527     5.558477          52,954
Putnam OTC & Emerging Growth
 -- Class IB..................     1.30%          15,162     5.511632          83,566
Putnam OTC & Emerging Growth
 -- Class IB..................     1.35%           4,867     5.507030          26,803
Putnam OTC & Emerging Growth
 -- Class IB..................     1.40%          20,265     5.498307         111,425
Putnam OTC & Emerging Growth
 -- Class IB..................     1.45%           1,260     5.491665           6,918
Putnam OTC & Emerging Growth
 -- Class IB..................     1.50%         229,565     5.632572       1,293,043
Putnam OTC & Emerging Growth
 -- Class IB..................     1.55%             154     5.478402             846
Putnam OTC & Emerging Growth
 -- Class IB..................     1.65%           5,903     5.588309          32,986
Putnam OTC & Emerging Growth
 -- Class IB..................     1.65%         159,972     1.767828         282,804
Putnam OTC & Emerging Growth
 -- Class IB..................     1.70%          45,240     3.518460         159,174

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam OTC & Emerging Growth
 -- Class IB..................     1.70%          24,229   $ 1.766361  $       42,798
Putnam OTC & Emerging Growth
 -- Class IB..................     1.75%          12,989     5.451979          70,816
Putnam OTC & Emerging Growth
 -- Class IB..................     1.80%          93,407     1.755047         163,934
Putnam OTC & Emerging Growth
 -- Class IB..................     1.85%           1,610     3.496249           5,629
Putnam OTC & Emerging Growth
 -- Class IB..................     1.85%          26,594     1.753953          46,645
Putnam OTC & Emerging Growth
 -- Class IB..................     1.90%           1,222     3.490921           4,266
Putnam OTC & Emerging Growth
 -- Class IB..................     1.90%             373     5.432236           2,028
Putnam OTC & Emerging Growth
 -- Class IB..................     1.95%             325     5.425655           1,761
Putnam OTC & Emerging Growth
 -- Class IB..................     2.00%          48,587     1.741296          84,604
Putnam OTC & Emerging Growth
 -- Class IB..................     2.00%           3,945     3.483616          13,742
Putnam OTC & Emerging Growth
 -- Class IB..................     2.05%          69,360     3.468901         240,603
Putnam OTC & Emerging Growth
 -- Class IB..................     2.10%           3,045     5.406003          16,462
Putnam OTC & Emerging Growth
 -- Class IB..................     2.15%          19,710     1.734996          34,197
Putnam OTC & Emerging Growth
 -- Class IB..................     2.20%          10,571     3.466791          36,648
Putnam OTC & Emerging Growth
 -- Class IB..................     2.30%          54,575     1.728077          94,310
Putnam OTC & Emerging Growth
 -- Class IB..................     2.35%          80,902     1.726617         139,686
Putnam OTC & Emerging Growth
 -- Class IB..................     2.45%          24,062     3.437947          82,726
Putnam Research -- Class IA...     0.95%          64,497     9.523152         614,213
Putnam Research -- Class IA...     1.10%          10,871     9.448953         102,722
Putnam Research -- Class IA...     1.15%           4,551     9.448718          43,004
Putnam Research -- Class IA...     1.30%           4,104     9.375097          38,475
Putnam Research -- Class IA...     1.40%       5,113,434    12.365746      63,231,425
Putnam Research -- Class IA...     1.55%         106,864    12.261104       1,310,265
Putnam Research -- Class IA...     1.60%          21,052    12.269069         258,286
Putnam Research -- Class IA...     1.75%          23,145    12.165238         281,560
Putnam Research -- Class IA...     1.90%           4,328    12.121213          52,456
Putnam Research -- Class IB...     0.95%           5,819    12.340818          71,806
Putnam Research -- Class IB...     1.25%             914    12.247016          11,194
Putnam Research -- Class IB...     1.30%          11,981    12.236789         146,611
Putnam Research -- Class IB...     1.35%          31,917    12.226575         390,230
Putnam Research -- Class IB...     1.40%          14,859    12.207225         181,381
Putnam Research -- Class IB...     1.45%          19,543    12.192469         238,273
Putnam Research -- Class IB...     1.50%         128,058    12.131245       1,553,501
Putnam Research -- Class IB...     1.55%           3,368    12.163040          40,960
Putnam Research -- Class IB...     1.60%           3,467    12.148339          42,120
Putnam Research -- Class IB...     1.65%          10,513    12.036048         126,536
Putnam Research -- Class IB...     1.65%         152,423     7.871310       1,199,771
Putnam Research -- Class IB...     1.70%         122,159     7.940560         970,008
Putnam Research -- Class IB...     1.70%          72,099     7.864736         567,038
Putnam Research -- Class IB...     1.75%          44,584    12.104342         539,660
Putnam Research -- Class IB...     1.80%           8,783     7.814581          68,632
Putnam Research -- Class IB...     1.85%          43,725     7.890563         345,016
Putnam Research -- Class IB...     1.85%          96,608     7.809774         754,485
Putnam Research -- Class IB...     1.90%              60     7.878516             473
Putnam Research -- Class IB...     1.90%           4,919    12.060494          59,321
Putnam Research -- Class IB...     1.95%           1,412    12.045939          17,005
Putnam Research -- Class IB...     2.00%          22,957     7.753483         177,999
Putnam Research -- Class IB...     2.00%           1,889     7.861984          14,850

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Research -- Class IB...     2.05%          50,100   $ 7.828892  $      392,226
Putnam Research -- Class IB...     2.10%             141    12.002308           1,697
Putnam Research -- Class IB...     2.15%          53,497     7.725404         413,287
Putnam Research -- Class IB...     2.15%           1,134     7.725404           8,759
Putnam Research -- Class IB...     2.20%          33,600     7.824062         262,889
Putnam Research -- Class IB...     2.25%             987     7.791124           7,692
Putnam Research -- Class IB...     2.30%           6,413     7.694547          49,344
Putnam Research -- Class IB...     2.35%             269     7.688119           2,070
Putnam Research -- Class IB...     2.45%           4,980     7.759015          38,639
Putnam Research -- Class IB...     2.50%           2,743     7.755126          21,272
Putnam Small Cap Value --
 Class IA.....................     0.95%          19,217    23.775278         456,880
Putnam Small Cap Value --
 Class IA.....................     1.10%             798    23.590105          18,836
Putnam Small Cap Value --
 Class IA.....................     1.15%           1,803    23.589601          42,532
Putnam Small Cap Value --
 Class IA.....................     1.40%       8,120,030    21.947534     178,214,629
Putnam Small Cap Value --
 Class IA.....................     1.55%         138,180    21.761943       3,007,066
Putnam Small Cap Value --
 Class IA.....................     1.60%          35,960    21.776106         783,068
Putnam Small Cap Value --
 Class IA.....................     1.75%          26,638    21.591978         575,159
Putnam Small Cap Value --
 Class IA.....................     1.90%          22,263    21.513831         478,960
Putnam Small Cap Value --
 Class IA.....................     2.05%             279    12.189570           3,399
Putnam Small Cap Value --
 Class IB.....................     0.95%           2,668    21.888713          58,390
Putnam Small Cap Value --
 Class IB.....................     1.25%           1,217    21.722415          26,440
Putnam Small Cap Value --
 Class IB.....................     1.30%          17,235    21.704302         374,063
Putnam Small Cap Value --
 Class IB.....................     1.35%          23,861    21.686194         517,450
Putnam Small Cap Value --
 Class IB.....................     1.40%          34,893    21.651882         755,498
Putnam Small Cap Value --
 Class IB.....................     1.45%          10,475    21.625734         226,519
Putnam Small Cap Value --
 Class IB.....................     1.50%         151,398    21.547100       3,262,193
Putnam Small Cap Value --
 Class IB.....................     1.55%           1,855    21.573521          40,023
Putnam Small Cap Value --
 Class IB.....................     1.60%             159    21.547435           3,430
Putnam Small Cap Value --
 Class IB.....................     1.65%          16,682    21.378095         356,638
Putnam Small Cap Value --
 Class IB.....................     1.65%          66,408    20.212069       1,342,250
Putnam Small Cap Value --
 Class IB.....................     1.70%          29,838    19.342143         577,137
Putnam Small Cap Value --
 Class IB.....................     1.70%          53,535    20.195208       1,081,148
Putnam Small Cap Value --
 Class IB.....................     1.75%          55,386    21.469464       1,189,107
Putnam Small Cap Value --
 Class IB.....................     1.80%           9,972    20.066502         200,093
Putnam Small Cap Value --
 Class IB.....................     1.85%           7,065    19.220467         135,796
Putnam Small Cap Value --
 Class IB.....................     1.85%          49,706    20.054224         996,812
Putnam Small Cap Value --
 Class IB.....................     1.90%             390    19.191056           7,481
Putnam Small Cap Value --
 Class IB.....................     1.90%          21,530    21.391716         460,556
Putnam Small Cap Value --
 Class IB.....................     1.95%           1,678    20.251189          33,985
Putnam Small Cap Value --
 Class IB.....................     1.95%             544    21.365899          11,633
Putnam Small Cap Value --
 Class IB.....................     2.00%          44,324    19.909755         882,475
Putnam Small Cap Value --
 Class IB.....................     2.00%           6,790    19.150882         130,036
Putnam Small Cap Value --
 Class IB.....................     2.05%          54,322    19.070335       1,035,936
Putnam Small Cap Value --
 Class IB.....................     2.10%           1,380    21.288567          29,387
Putnam Small Cap Value --
 Class IB.....................     2.15%          13,184    19.837680         261,541
Putnam Small Cap Value --
 Class IB.....................     2.15%             869    19.837680          17,235
Putnam Small Cap Value --
 Class IB.....................     2.20%          11,169    19.058516         212,869
Putnam Small Cap Value --
 Class IB.....................     2.30%           4,261    19.758486          84,186

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Small Cap Value --
 Class IB.....................     2.35%             299   $19.741996  $        5,908
Putnam Small Cap Value --
 Class IB.....................     2.35%             220    18.925431           4,155
Putnam Small Cap Value --
 Class IB.....................     2.45%           7,303    18.900186         138,029
Putnam Small Cap Value --
 Class IB.....................     2.50%             702    18.890720          13,255
Putnam The George Putnam Fund
 of Boston -- Class IA........     0.95%         201,298    12.508005       2,517,836
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.10%          19,374    12.410548         240,441
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.15%          13,410    12.410292         166,420
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.30%           5,409    12.313632          66,599
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.40%      21,934,607    12.082500     265,024,891
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.55%         322,800    11.980303       3,867,241
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.60%          43,017    11.988130         515,698
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.75%          81,924    11.886733         973,805
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.90%           2,150    11.843683          25,466
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.95%           4,424    11.829368          52,335
Putnam The George Putnam Fund
 of Boston -- Class IA........     2.10%             806    11.786530           9,501
Putnam The George Putnam Fund
 of Boston -- Class IB........     0.95%         174,391    12.043539       2,100,285
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.10%           7,007    11.999943          84,081
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.15%           5,870    11.985421          70,351
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.25%          36,366    11.952012         434,644
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.30%         175,715    11.942032       2,098,399
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.35%         105,247    11.932054       1,255,816
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.40%         122,176    11.913174       1,455,499
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.45%          67,072    11.898782         798,070
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.50%         540,307    12.045677       6,508,359
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.50%           7,095    11.884403          84,319
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.55%           4,700    11.870024          55,786
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.60%          24,780    11.855698         293,785
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.65%          14,892    11.951190         177,973
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.65%         152,614    12.640118       1,929,062
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.70%         150,932    11.513162       1,737,700
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.70%          93,373    12.629572       1,179,264
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.75%         220,346    11.812750       2,602,898
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.80%          12,777    12.549077         160,337
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.85%          47,963    11.440718         548,736
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.85%         105,745    12.541372       1,326,191
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.90%           3,988    11.423255          45,558
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.90%          23,471    11.769957         276,254
Putnam The George Putnam Fund
 of Boston -- Class IB........     1.95%          18,333    11.755744         215,513
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.00%          40,637    12.451064         505,979
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.00%          63,808    11.399289         727,368
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.05%         128,041    11.351377       1,453,438
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.10%           3,694    11.713168          43,273
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.15%          48,220    12.405973         598,220
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.15%             341    12.405973           4,226
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.20%          46,947    11.344293         532,581
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.25%             807    11.296571           9,112
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.30%           1,505    12.356412          18,594
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.30%             219    11.287146           2,476

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.35%           2,712   $11.265067  $       30,547
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.45%           1,711    11.250035          19,252
Putnam The George Putnam Fund
 of Boston -- Class IB........     2.50%             909    11.244390          10,226
Putnam Utilities Growth and
 Income -- Class IA...........     0.95%          11,739     9.975180         117,102
Putnam Utilities Growth and
 Income -- Class IA...........     1.10%             321     9.897502           3,176
Putnam Utilities Growth and
 Income -- Class IA...........     1.40%       7,561,768    22.161934     167,583,397
Putnam Utilities Growth and
 Income -- Class IA...........     1.55%          65,865    21.974466       1,447,341
Putnam Utilities Growth and
 Income -- Class IA...........     1.60%           8,368    21.988819         184,002
Putnam Utilities Growth and
 Income -- Class IA...........     1.75%           5,454    21.802831         118,908
Putnam Utilities Growth and
 Income -- Class IA...........     1.90%           2,353    21.723899          51,114
Putnam Utilities Growth and
 Income -- Class IB...........     1.30%           2,717    21.915732          59,552
Putnam Utilities Growth and
 Income -- Class IB...........     1.35%           5,349    21.897441         117,120
Putnam Utilities Growth and
 Income -- Class IB...........     1.40%           8,139    21.862801         177,951
Putnam Utilities Growth and
 Income -- Class IB...........     1.45%              70    21.836391           1,531
Putnam Utilities Growth and
 Income -- Class IB...........     1.50%         131,308    10.551332       1,385,474
Putnam Utilities Growth and
 Income -- Class IB...........     1.55%             888    21.783636          19,348
Putnam Utilities Growth and
 Income -- Class IB...........     1.60%           1,077    21.757353          23,423
Putnam Utilities Growth and
 Income -- Class IB...........     1.65%             394    10.468620           4,123
Putnam Utilities Growth and
 Income -- Class IB...........     1.65%          47,133     9.888976         466,102
Putnam Utilities Growth and
 Income -- Class IB...........     1.70%          29,085     8.702896         253,124
Putnam Utilities Growth and
 Income -- Class IB...........     1.70%          12,800     9.880714         126,477
Putnam Utilities Growth and
 Income -- Class IB...........     1.75%           4,213    21.678559          91,338
Putnam Utilities Growth and
 Income -- Class IB...........     1.80%          15,735     9.817729         154,486
Putnam Utilities Growth and
 Income -- Class IB...........     1.85%           1,543     8.648110          13,347
Putnam Utilities Growth and
 Income -- Class IB...........     1.85%           6,330     9.811723          62,105
Putnam Utilities Growth and
 Income -- Class IB...........     1.90%           1,961     8.634884          16,930
Putnam Utilities Growth and
 Income -- Class IB...........     1.90%           4,373    21.600100          94,463
Putnam Utilities Growth and
 Income -- Class IB...........     1.95%           1,009    21.574014          21,765
Putnam Utilities Growth and
 Income -- Class IB...........     2.00%          16,541     9.741041         161,126
Putnam Utilities Growth and
 Income -- Class IB...........     2.00%           2,145     8.616821          18,484
Putnam Utilities Growth and
 Income -- Class IB...........     2.05%          43,770     8.580583         375,570
Putnam Utilities Growth and
 Income -- Class IB...........     2.15%           6,098     9.705776          59,186
Putnam Utilities Growth and
 Income -- Class IB...........     2.20%           2,489     8.575248          21,347
Putnam Utilities Growth and
 Income -- Class IB...........     2.30%           1,870     9.667023          18,080
Putnam Utilities Growth and
 Income -- Class IB...........     2.35%             393     9.658947           3,796
Putnam Utilities Growth and
 Income -- Class IB...........     2.35%           2,987     8.515380          25,432
Putnam Vista -- Class IA......     0.95%          47,936     9.355894         448,481
Putnam Vista -- Class IA......     1.10%             120     9.282930           1,113
Putnam Vista -- Class IA......     1.15%           4,332     9.282717          40,208
Putnam Vista -- Class IA......     1.30%           1,911     9.210332          17,603
Putnam Vista -- Class IA......     1.40%       9,369,312    14.214934     133,184,149
Putnam Vista -- Class IA......     1.55%         113,586    14.094612       1,600,946
Putnam Vista -- Class IA......     1.60%          45,107    14.103795         636,178
Putnam Vista -- Class IA......     1.75%          17,529    13.984372         245,133
Putnam Vista -- Class IA......     1.90%           1,044    13.933739          14,546
Putnam Vista -- Class IA......     2.05%             293    11.626520           3,404
Putnam Vista -- Class IB......     0.95%          17,453    14.172543         247,355
Putnam Vista -- Class IB......     1.10%           1,050    14.121224          14,828

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Vista -- Class IB......     1.15%             891   $14.104185  $       12,574
Putnam Vista -- Class IB......     1.25%           1,711    14.064841          24,064
Putnam Vista -- Class IB......     1.30%          32,392    14.053096         455,201
Putnam Vista -- Class IB......     1.35%          12,303    14.041392         172,750
Putnam Vista -- Class IB......     1.40%          18,410    14.019149         258,091
Putnam Vista -- Class IB......     1.45%           8,134    14.002212         113,894
Putnam Vista -- Class IB......     1.50%         219,601     9.994397       2,194,775
Putnam Vista -- Class IB......     1.55%             400    13.968383           5,593
Putnam Vista -- Class IB......     1.60%           6,068    13.951493          84,659
Putnam Vista -- Class IB......     1.65%          12,375     9.915951         122,709
Putnam Vista -- Class IB......     1.65%         398,576     4.963379       1,978,285
Putnam Vista -- Class IB......     1.70%          75,386     5.843169         440,491
Putnam Vista -- Class IB......     1.70%          56,385     4.959245         279,629
Putnam Vista -- Class IB......     1.75%          17,193    13.900981         238,999
Putnam Vista -- Class IB......     1.80%          24,966     4.927583         123,020
Putnam Vista -- Class IB......     1.85%          37,009     5.806367         214,888
Putnam Vista -- Class IB......     1.85%          93,028     4.924576         458,123
Putnam Vista -- Class IB......     1.90%           2,641     5.797470          15,310
Putnam Vista -- Class IB......     1.90%          13,578    13.850644         188,067
Putnam Vista -- Class IB......     1.95%           2,961    13.833907          40,960
Putnam Vista -- Class IB......     2.00%          49,214     4.889052         240,609
Putnam Vista -- Class IB......     2.00%          23,708     5.785349         137,161
Putnam Vista -- Class IB......     2.05%         158,508     5.760964         913,160
Putnam Vista -- Class IB......     2.15%          61,133     4.871349         297,799
Putnam Vista -- Class IB......     2.15%           2,005     4.871349           9,767
Putnam Vista -- Class IB......     2.20%           5,375     4.865449          26,152
Putnam Vista -- Class IB......     2.20%          16,008     5.757431          92,167
Putnam Vista -- Class IB......     2.30%           8,423     4.851882          40,867
Putnam Vista -- Class IB......     2.35%             427     4.847814           2,071
Putnam Vista -- Class IB......     2.35%           2,089     5.717144          11,942
Putnam Vista -- Class IB......     2.45%          23,083     5.709530         131,793
Putnam Vista -- Class IB......     2.50%           2,266     5.706667          12,934
Putnam Voyager -- Class IA....     0.95%         285,714     8.380373       2,394,387
Putnam Voyager -- Class IA....     1.10%          14,006     8.315051         116,458
Putnam Voyager -- Class IA....     1.15%          19,202     8.314855         159,666
Putnam Voyager -- Class IA....     1.40%      22,444,960    50.896367   1,142,366,929
Putnam Voyager -- Class IA....     1.55%         176,976    50.465608       8,931,217
Putnam Voyager -- Class IA....     1.60%          19,918    50.498528       1,005,842
Putnam Voyager -- Class IA....     1.75%          19,973    50.071133       1,000,057
Putnam Voyager -- Class IA....     1.90%           9,307    49.889798         464,324
Putnam Voyager -- Class IA....     1.95%           1,853    49.829487          92,325
Putnam Voyager -- Class IA....     2.05%             458    10.327250           4,725
Putnam Voyager -- Class IB....     0.95%          28,707    50.737941       1,456,556
Putnam Voyager -- Class IB....     1.10%           1,495    50.554191          75,582
Putnam Voyager -- Class IB....     1.15%             307    50.493087          15,491
Putnam Voyager -- Class IB....     1.25%          10,238    50.352246         515,513
Putnam Voyager -- Class IB....     1.30%          38,045    50.310231       1,914,054
Putnam Voyager -- Class IB....     1.35%          30,462    50.268232       1,531,285

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Voyager -- Class IB....     1.40%          34,829   $50.188680  $    1,748,028
Putnam Voyager -- Class IB....     1.45%          14,234    50.128029         713,531
Putnam Voyager -- Class IB....     1.50%         926,676     9.683576       8,973,538
Putnam Voyager -- Class IB....     1.50%           1,103    50.067437          55,234
Putnam Voyager -- Class IB....     1.55%           2,809    50.006931         140,463
Putnam Voyager -- Class IB....     1.60%           3,703    49.946488         184,938
Putnam Voyager -- Class IB....     1.65%          29,408     9.607604         282,537
Putnam Voyager -- Class IB....     1.65%         763,161     5.114553       3,903,227
Putnam Voyager -- Class IB....     1.70%         264,302     6.351082       1,678,604
Putnam Voyager -- Class IB....     1.70%         563,399     5.110300       2,879,137
Putnam Voyager -- Class IB....     1.75%          61,347    49.765594       3,052,991
Putnam Voyager -- Class IB....     1.80%         106,092     5.077709         538,703
Putnam Voyager -- Class IB....     1.85%          27,845     6.311092         175,735
Putnam Voyager -- Class IB....     1.85%         416,375     5.074577       2,112,926
Putnam Voyager -- Class IB....     1.90%           8,601     6.301407          54,197
Putnam Voyager -- Class IB....     1.90%           6,692    49.585356         331,833
Putnam Voyager -- Class IB....     1.95%          10,426     5.395839          56,257
Putnam Voyager -- Class IB....     1.95%           1,867    49.525425          92,441
Putnam Voyager -- Class IB....     2.00%         380,759     5.037999       1,918,264
Putnam Voyager -- Class IB....     2.00%          57,333     6.288232         360,520
Putnam Voyager -- Class IB....     2.05%         518,087     6.261752       3,244,131
Putnam Voyager -- Class IB....     2.10%           3,879    49.346061         191,426
Putnam Voyager -- Class IB....     2.15%         206,772     5.019753       1,037,946
Putnam Voyager -- Class IB....     2.15%           5,147     5.019753          25,838
Putnam Voyager -- Class IB....     2.20%           8,586     5.013687          43,047
Putnam Voyager -- Class IB....     2.20%         124,195     6.257900         777,201
Putnam Voyager -- Class IB....     2.25%           6,545     6.231543          40,787
Putnam Voyager -- Class IB....     2.30%          25,623     4.999692         128,107
Putnam Voyager -- Class IB....     2.35%          96,721     4.995532         483,171
Putnam Voyager -- Class IB....     2.35%           6,039     6.214154          37,525
Putnam Voyager -- Class IB....     2.40%           3,799     6.208963          23,589
Putnam Voyager -- Class IB....     2.45%          35,298     6.205854         219,053
Putnam Voyager -- Class IB....     2.50%           6,196     6.202743          38,435
                                                                       --------------
    SUB-TOTAL.................                                         $7,677,121,657
                                                                       --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
Putnam American Government
 Income -- Class IA...........     1.40%          21,799    12.767954         278,330
Putnam American Government
 Income -- Class IB...........     1.35%          10,750    12.638322         135,858
Putnam Capital Appreciation --
 Class IA.....................     1.40%             819     8.687510           7,114
Putnam Diversified Income --
 Class IA.....................     1.40%          26,694    16.994683         453,658
Putnam Equity Income -- Class
 IA...........................     1.40%          41,090    13.344524         548,322
Putnam Equity Income -- Class
 IB...........................     1.35%           8,697    13.284133         115,535
Putnam Global Asset Allocation
 -- Class IA..................     1.40%          19,904    31.681513         630,575
Putnam Global Equity -- Class
 IA...........................     1.40%          78,959    21.511967       1,698,555
Putnam Growth and Income --
 Class IA.....................     1.40%         182,171    49.863022       9,083,589
Putnam Growth and Income --
 Class IB.....................     1.25%           1,904    11.288136          21,490
Putnam Growth and Income --
 Class IB.....................     1.35%           1,234    49.257292          60,782
Putnam Growth Opportunities --
 Class IA.....................     1.40%          21,664     4.411496          95,569

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIAPNTS     PRICE #      LIABILITY
                                --------  ---------------  ----------  --------------
Putnam Health Sciences --
 Class IA.....................     1.40%           8,283   $10.912956  $       90,389
Putnam Health Sciences --
 Class IB.....................     1.25%             335     9.931550           3,324
Putnam High Yield -- Class
 IA...........................     1.40%          16,384    30.793809         504,527
Putnam Income -- Class IA.....     1.40%          27,288    26.404081         720,508
Putnam Income -- Class IB.....     1.35%           1,904    26.082831          49,675
Putnam International Equity --
 Class IA.....................     1.40%          38,328    17.612782         675,067
Putnam International Equity --
 Class IB.....................     1.35%           4,665    17.406272          81,207
Putnam International Growth
 and Income -- Class IA.......     1.40%          30,498    17.247504         526,014
Putnam International New
 Opportunities -- Class IA....     1.40%           3,315    12.083910          40,060
Putnam Investors -- Class
 IA...........................     1.40%         108,209     9.231682         998,949
Putnam Investors -- Class
 IB...........................     1.35%           8,524     9.116884          77,716
Putnam Money Market -- Class
 IA...........................     1.40%         228,946     1.687435         386,332
Putnam New Opportunities --
 Class IA.....................     1.40%          59,728    20.439328       1,220,790
Putnam New Opportunities --
 Class IB.....................     1.35%           3,907    20.181193          78,845
Putnam New Value -- Class
 IA...........................     1.40%          41,957    18.493518         775,941
Putnam New Value -- Class
 IB...........................     1.35%           6,430    18.253831         117,366
Putnam OTC & Emerging Growth
 -- Class IA..................     1.40%           3,280     5.576445          18,291
Putnam OTC & Emerging Growth
 -- Class IB..................     1.25%             407     2.262934             922
Putnam Research -- Class IA...     1.40%           4,062    12.365746          50,230
Putnam Small Cap Value --
 Class IA.....................     1.40%           8,914    21.947534         195,644
Putnam Small Cap Value --
 Class IB.....................     1.35%           5,739    21.686194         124,456
Putnam The George Putnam Fund
 of Boston -- Class IA........     1.40%          90,057    12.082500       1,088,117
Putnam Utilities Growth and
 Income -- Class IA...........     1.40%          28,084    22.161934         622,405
Putnam Vista -- Class IA......     1.40%          22,983    14.214934         326,701
Putnam Voyager -- Class IA....     1.40%         120,732    50.896367       6,144,833
Putnam Voyager -- Class IB....     1.35%           1,491    50.268232          74,965
                                                                       --------------
    SUB-TOTAL.................                                         $   28,122,651
                                                                       --------------
GRAND TOTAL...................                                         $7,705,244,308
                                                                       --------------

  #  Rounded unit prices.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                 PUTNAM            PUTNAM        PUTNAM
                           AMERICAN GOVERNMENT    CAPITAL        CAPITAL
                                 INCOME         APPRECIATION  OPPORTUNITIES
                               SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............      $ 4,100,488       $  --         $   33,881
                               -----------       ----------    ----------
EXPENSES:
  Mortality and expense
   undertakings..........       (1,210,587)        (211,473)      (87,955)
                               -----------       ----------    ----------
    Net Investment income
     (loss)..............        2,889,901         (211,473)      (54,074)
                               -----------       ----------    ----------
CAPITAL GAINS INCOME.....        1,536,240          --            367,896
                               -----------       ----------    ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          154,237              862         4,082
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (3,223,218)       2,199,330       852,586
                               -----------       ----------    ----------
    Net gain (loss) on
     investments.........       (3,068,981)       2,200,192       856,668
                               -----------       ----------    ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 1,357,160       $1,988,719    $1,170,490
                               ===========       ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                             PUTNAM       PUTNAM       PUTNAM        PUTNAM        PUTNAM        PUTNAM        PUTNAM
                            DISCOVERY   DIVERSIFIED    EQUITY     GLOBAL ASSET     GLOBAL      GROWTH AND      GROWTH
                             GROWTH       INCOME       INCOME      ALLOCATION      EQUITY        INCOME     OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -----------  ------------  ------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............   $  --       $21,310,905  $   55,651   $ 6,908,045   $  7,824,322  $ 44,700,437   $    26,888
                            ---------   -----------  ----------   -----------   ------------  ------------   -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (175,040)   (2,847,902)   (636,857)   (2,691,249)    (4,212,870)  (30,562,937)     (295,632)
                            ---------   -----------  ----------   -----------   ------------  ------------   -----------
    Net Investment income
     (loss)..............    (175,040)   18,463,003    (581,206)    4,216,796      3,611,452    14,137,500      (268,744)
                            ---------   -----------  ----------   -----------   ------------  ------------   -----------
CAPITAL GAINS INCOME.....      --           --           --           --             --            --            --
                            ---------   -----------  ----------   -----------   ------------  ------------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     148,253    (2,678,232)     26,553    (5,989,861)   (53,974,883)  (20,191,888)   (5,074,040)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     682,027     1,386,223   6,527,552    17,464,682     88,340,717   229,987,334     5,314,814
                            ---------   -----------  ----------   -----------   ------------  ------------   -----------
    Net gain (loss) on
     investments.........     830,280    (1,292,009)  6,554,105    11,474,821     34,365,834   209,795,446       240,774
                            ---------   -----------  ----------   -----------   ------------  ------------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 655,240   $17,170,994  $5,972,899   $15,691,617   $ 37,977,286  $223,932,946   $   (27,970)
                            =========   ===========  ==========   ===========   ============  ============   ===========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             PUTNAM
                             HEALTH        PUTNAM       PUTNAM
                            SCIENCES     HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............  $   414,958  $ 26,942,925  $13,936,257
                           -----------  ------------  -----------
EXPENSES:
  Mortality and expense
   undertakings..........   (1,328,994)   (3,876,651)  (4,091,340)
                           -----------  ------------  -----------
    Net Investment income
     (loss)..............     (914,036)   23,066,274    9,844,917
                           -----------  ------------  -----------
CAPITAL GAINS INCOME.....      --            --           --
                           -----------  ------------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      807,936   (24,978,203)  (2,629,912)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    5,583,551    29,178,011    3,185,158
                           -----------  ------------  -----------
    Net gain (loss) on
     investments.........    6,391,487     4,199,808      555,246
                           -----------  ------------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 5,477,451  $ 27,266,082  $10,400,163
                           ===========  ============  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                             PUTNAM
                              PUTNAM      INTERNATIONAL       PUTNAM                           PUTNAM
                           INTERNATIONAL   GROWTH AND    INTERNATIONAL NEW      PUTNAM         MID CAP       PUTNAM
                              EQUITY         INCOME        OPPORTUNITIES       INVESTORS        VALUE     MONEY MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -----------------  ---------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $ 3,596,231    $ 2,098,099      $  638,534       $  1,250,004    $   62,948   $ 1,495,912
                            -----------    -----------      ----------       ------------    ----------   -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (2,689,263)    (1,859,271)       (640,375)        (2,338,545)     (201,219)   (2,223,616)
                            -----------    -----------      ----------       ------------    ----------   -----------
    Net Investment income
     (loss)..............       906,968        238,828          (1,841)        (1,088,541)     (138,271)     (727,704)
                            -----------    -----------      ----------       ------------    ----------   -----------
CAPITAL GAINS INCOME.....       --             --             --                 --              --           --
                            -----------    -----------      ----------       ------------    ----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (9,139,299)    (1,160,049)       (157,356)       (11,667,052)        6,807       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    37,360,266     28,236,452       5,671,114         32,252,022     2,669,649             1
                            -----------    -----------      ----------       ------------    ----------   -----------
    Net gain (loss) on
     investments.........    28,220,967     27,076,403       5,513,758         20,584,970     2,676,456             1
                            -----------    -----------      ----------       ------------    ----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $29,127,935    $27,315,231      $5,511,917       $ 19,496,429    $2,538,185   $  (727,703)
                            ===========    ===========      ==========       ============    ==========   ===========


                                PUTNAM
                           NEW OPPORTUNITIES
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............    $   --
                             ------------
EXPENSES:
  Mortality and expense
   undertakings..........      (6,915,935)
                             ------------
    Net Investment income
     (loss)..............      (6,915,935)
                             ------------
CAPITAL GAINS INCOME.....        --
                             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (23,210,073)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      74,682,636
                             ------------
    Net gain (loss) on
     investments.........      51,472,563
                             ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 44,556,628
                             ============

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                              PUTNAM
                              PUTNAM      OTC & EMERGING    PUTNAM
                             NEW VALUE        GROWTH       RESEARCH
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 2,709,518    $   --         $   118,310
                            -----------    ------------   -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (3,312,978)       (426,766)     (987,152)
                            -----------    ------------   -----------
    Net Investment income
     (loss)..............      (603,460)       (426,766)     (868,842)
                            -----------    ------------   -----------
CAPITAL GAINS INCOME.....       --             --             --
                            -----------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       691,752     (25,329,830)   (6,235,353)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    35,542,414      27,748,277    11,530,344
                            -----------    ------------   -----------
    Net gain (loss) on
     investments.........    36,234,166       2,418,447     5,294,991
                            -----------    ------------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $35,630,706    $  1,991,681   $ 4,426,149
                            ===========    ============   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                             PUTNAM          PUTNAM             PUTNAM
                            SMALL CAP   THE GEORGE PUTNAM  UTILITIES GROWTH     PUTNAM          PUTNAM
                              VALUE      FUND OF BOSTON       AND INCOME         VISTA         VOYAGER
                           SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------------  ----------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............  $   910,773     $ 6,390,956       $ 4,195,405      $   --         $  6,153,892
                           -----------     -----------       -----------      -----------    ------------
EXPENSES:
  Mortality and expense
   undertakings..........   (2,244,013)     (3,828,693)       (2,114,150)      (1,795,862)    (16,358,558)
                           -----------     -----------       -----------      -----------    ------------
    Net Investment income
     (loss)..............   (1,333,240)      2,562,263         2,081,255       (1,795,862)    (10,204,666)
                           -----------     -----------       -----------      -----------    ------------
CAPITAL GAINS INCOME.....      --             --                --                --             --
                           -----------     -----------       -----------      -----------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    3,591,861       4,100,175           768,090       (7,515,858)    (82,568,484)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   37,144,613      13,886,921        28,353,456       31,676,527     136,612,624
                           -----------     -----------       -----------      -----------    ------------
    Net gain (loss) on
     investments.........   40,736,474      17,987,096        29,121,546       24,160,669      54,044,140
                           -----------     -----------       -----------      -----------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $39,403,234     $20,549,359       $31,202,801      $22,364,807    $ 43,839,474
                           ===========     ===========       ===========      ===========    ============

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                 PUTNAM            PUTNAM        PUTNAM
                           AMERICAN GOVERNMENT    CAPITAL        CAPITAL
                                 INCOME         APPRECIATION  OPPORTUNITIES
                               SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  ------------  -------------
OPERATIONS:
  Net investment
   income................     $  2,889,901      $  (211,473)   $   (54,074)
  Capital gains income...        1,536,240          --             367,896
  Net realized gain
   (loss) on security
   transactions..........          154,237              862          4,082
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (3,223,218)       2,199,330        852,586
                              ------------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,357,160        1,988,719      1,170,490
                              ------------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        1,595,851          897,838      1,084,764
  Net transfers..........      (25,414,299)       2,218,722      5,980,952
  Surrenders for benefit
   payments and fees.....      (22,291,040)      (2,956,495)      (953,784)
  Net annuity
   transactions..........            4,474           (1,559)       --
                              ------------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (46,105,014)         158,506      6,111,932
                              ------------      -----------    -----------
  Net increase (decrease)
   in net assets.........      (44,747,854)       2,147,225      7,282,422
NET ASSETS:
  Beginning of year......      122,219,314       15,763,841      3,718,371
                              ------------      -----------    -----------
  End of year............     $ 77,471,460      $17,911,066    $11,000,793
                              ============      ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                             PUTNAM        PUTNAM       PUTNAM        PUTNAM        PUTNAM         PUTNAM         PUTNAM
                            DISCOVERY   DIVERSIFIED     EQUITY     GLOBAL ASSET     GLOBAL       GROWTH AND       GROWTH
                             GROWTH        INCOME       INCOME      ALLOCATION      EQUITY         INCOME      OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -----------  ------------  ------------  --------------  -------------
OPERATIONS:
  Net investment
   income................  $  (175,040) $ 18,463,003  $  (581,206) $  4,216,796  $  3,611,452  $   14,137,500   $  (268,744)
  Capital gains income...      --            --           --            --            --             --             --
  Net realized gain
   (loss) on security
   transactions..........      148,253    (2,678,232)      26,553    (5,989,861)  (53,974,883)    (20,191,888)   (5,074,040)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      682,027     1,386,223    6,527,552    17,464,682    88,340,717     229,987,334     5,314,814
                           -----------  ------------  -----------  ------------  ------------  --------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      655,240    17,170,994    5,972,899    15,691,617    37,977,286     223,932,946       (27,970)
                           -----------  ------------  -----------  ------------  ------------  --------------   -----------
UNIT TRANSACTIONS:
  Purchases..............      525,083     5,021,699    3,090,097     4,479,766     2,317,820      20,352,813       480,728
  Net transfers..........     (628,058)    4,988,720   33,831,686       188,092   (18,806,315)    (51,121,587)   (1,202,175)
  Surrenders for benefit
   payments and fees.....   (1,957,674)  (43,386,648)  (9,225,827)  (44,304,693)  (64,502,036)   (445,357,370)   (3,170,623)
  Net annuity
   transactions..........      --            (82,510)     204,557       (44,248)     (293,178)     (1,059,105)       79,343
                           -----------  ------------  -----------  ------------  ------------  --------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,060,649)  (33,458,739)  27,900,513   (39,681,083)  (81,283,709)   (477,185,249)   (3,812,727)
                           -----------  ------------  -----------  ------------  ------------  --------------   -----------
  Net increase (decrease)
   in net assets.........   (1,405,409)  (16,287,745)  33,873,412   (23,989,466)  (43,306,423)   (253,252,303)   (3,840,697)
NET ASSETS:
  Beginning of year......   14,176,284   231,849,712   31,894,603   229,663,772   369,877,639   2,608,550,653    24,938,890
                           -----------  ------------  -----------  ------------  ------------  --------------   -----------
  End of year............  $12,770,875  $215,561,967  $65,768,015  $205,674,306  $326,571,216  $2,355,298,350   $21,098,193
                           ===========  ============  ===========  ============  ============  ==============   ===========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              PUTNAM
                              HEALTH        PUTNAM        PUTNAM
                             SCIENCES     HIGH YIELD      INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------  ------------
OPERATIONS:
  Net investment
   income................  $   (914,036) $ 23,066,274  $  9,844,917
  Capital gains income...       --            --            --
  Net realized gain
   (loss) on security
   transactions..........       807,936   (24,978,203)   (2,629,912)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     5,583,551    29,178,011     3,185,158
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,477,451    27,266,082    10,400,163
                           ------------  ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............       725,787     4,448,304     9,322,868
  Net transfers..........    (6,787,522)  (11,692,768)   (7,180,009)
  Surrenders for benefit
   payments and fees.....   (15,892,829)  (61,631,012)  (64,464,253)
  Net annuity
   transactions..........        (8,009)     (101,017)      146,515
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (21,962,573)  (68,976,493)  (62,174,879)
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets.........   (16,485,122)  (41,710,411)  (51,774,716)
NET ASSETS:
  Beginning of year......   115,175,491   333,856,890   348,117,699
                           ------------  ------------  ------------
  End of year............  $ 98,690,369  $292,146,479  $296,342,983
                           ============  ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                             PUTNAM
                              PUTNAM      INTERNATIONAL       PUTNAM                           PUTNAM
                           INTERNATIONAL   GROWTH AND    INTERNATIONAL NEW      PUTNAM         MID CAP         PUTNAM
                              EQUITY         INCOME        OPPORTUNITIES      INVESTORS         VALUE       MONEY MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  -----------------  --------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................  $    906,968   $    238,828      $    (1,841)     $ (1,088,541)   $  (138,271)   $    (727,704)
  Capital gains income...       --             --              --                --              --              --
  Net realized gain
   (loss) on security
   transactions..........    (9,139,299)    (1,160,049)        (157,356)      (11,667,052)         6,807         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    37,360,266     28,236,452        5,671,114        32,252,022      2,669,649                1
                           ------------   ------------      -----------      ------------    -----------    -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    29,127,935     27,315,231        5,511,917        19,496,429      2,538,185         (727,703)
                           ------------   ------------      -----------      ------------    -----------    -------------
UNIT TRANSACTIONS:
  Purchases..............     3,807,432      4,478,327          567,941         2,822,241      1,232,667        4,543,392
  Net transfers..........      (520,540)    18,253,300       (1,592,175)       (4,572,361)    11,620,555       44,897,155
  Surrenders for benefit
   payments and fees.....   (37,485,289)   (23,911,097)      (8,416,170)      (29,116,154)    (2,509,691)    (150,154,747)
  Net annuity
   transactions..........        (8,579)       (83,580)         (24,692)          (75,370)       --              (222,118)
                           ------------   ------------      -----------      ------------    -----------    -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (34,206,976)    (1,263,050)      (9,465,096)      (30,941,644)    10,343,531     (100,936,318)
                           ------------   ------------      -----------      ------------    -----------    -------------
  Net increase (decrease)
   in net assets.........    (5,079,041)    26,052,181       (3,953,179)      (11,445,215)    12,881,716     (101,664,021)
NET ASSETS:
  Beginning of year......   222,837,007    140,585,502       54,425,049       194,353,829     10,004,192      232,727,108
                           ------------   ------------      -----------      ------------    -----------    -------------
  End of year............  $217,757,966   $166,637,683      $50,471,870      $182,908,614    $22,885,908    $ 131,063,087
                           ============   ============      ===========      ============    ===========    =============


                                PUTNAM
                           NEW OPPORTUNITIES
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................    $  (6,915,935)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........      (23,210,073)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       74,682,636
                             -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       44,556,628
                             -------------
UNIT TRANSACTIONS:
  Purchases..............        5,383,745
  Net transfers..........      (43,553,814)
  Surrenders for benefit
   payments and fees.....     (100,353,071)
  Net annuity
   transactions..........         (104,773)
                             -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (138,627,913)
                             -------------
  Net increase (decrease)
   in net assets.........      (94,071,285)
NET ASSETS:
  Beginning of year......      614,346,473
                             -------------
  End of year............    $ 520,275,188
                             =============

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                               PUTNAM
                              PUTNAM       OTC & EMERGING        PUTNAM
                             NEW VALUE         GROWTH           RESEARCH
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  --------------
OPERATIONS:
  Net investment
   income................  $   (603,460)    $   (426,766)     $   (868,842)
  Capital gains income...       --              --                --
  Net realized gain
   (loss) on security
   transactions..........       691,752      (25,329,830)       (6,235,353)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    35,542,414       27,748,277        11,530,344
                           ------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    35,630,706        1,991,681         4,426,149
                           ------------     ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............     5,622,033          541,634         2,211,160
  Net transfers..........    32,583,807       (3,468,754)       (2,995,930)
  Surrenders for benefit
   payments and fees.....   (46,293,467)      (4,617,467)      (13,674,844)
  Net annuity
   transactions..........           (93)          (8,144)          (24,031)
                           ------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (8,087,720)      (7,552,731)      (14,483,645)
                           ------------     ------------      ------------
  Net increase (decrease)
   in net assets.........    27,542,986       (5,561,050)      (10,057,496)
NET ASSETS:
  Beginning of year......   257,483,288       36,634,667        84,754,877
                           ------------     ------------      ------------
  End of year............  $285,026,274     $ 31,073,617      $ 74,697,381
                           ============     ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                               PUTNAM           PUTNAM             PUTNAM
                             SMALL CAP     THE GEORGE PUTNAM  UTILITIES GROWTH     PUTNAM          PUTNAM
                               VALUE        FUND OF BOSTON       AND INCOME         VISTA          VOYAGER
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -----------------  ----------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................   $ (1,333,240)    $  2,562,263       $  2,081,255    $ (1,795,862)  $  (10,204,666)
  Capital gains income...       --               --                 --               --              --
  Net realized gain
   (loss) on security
   transactions..........      3,591,861        4,100,175            768,090      (7,515,858)     (82,568,484)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     37,144,613       13,886,921         28,353,456      31,676,527      136,612,624
                            ------------     ------------       ------------    ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     39,403,234       20,549,359         31,202,801      22,364,807       43,839,474
                            ------------     ------------       ------------    ------------   --------------
UNIT TRANSACTIONS:
  Purchases..............      3,273,426        4,941,935          1,073,702       2,104,083       13,886,732
  Net transfers..........     18,185,445       22,601,530         (3,176,901)     (2,209,533)     (75,759,025)
  Surrenders for benefit
   payments and fees.....    (29,950,704)     (54,102,490)       (30,275,811)    (23,695,858)    (232,435,471)
  Net annuity
   transactions..........         56,338          (43,971)           (64,345)        (45,801)        (846,601)
                            ------------     ------------       ------------    ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (8,435,495)     (26,602,996)       (32,443,355)    (23,847,109)    (295,154,365)
                            ------------     ------------       ------------    ------------   --------------
  Net increase (decrease)
   in net assets.........     30,967,739       (6,053,637)        (1,240,554)     (1,482,302)    (251,314,891)
NET ASSETS:
  Beginning of year......    167,404,544      309,996,159        175,139,679     147,601,451    1,455,122,460
                            ------------     ------------       ------------    ------------   --------------
  End of year............   $198,372,283     $303,942,522       $173,899,125    $146,119,149   $1,203,807,569
                            ============     ============       ============    ============   ==============

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                 PUTNAM            PUTNAM           PUTNAM
                           AMERICAN GOVERNMENT    CAPITAL          CAPITAL
                                 INCOME         APPRECIATION    OPPORTUNITIES
                               SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -------------------  ------------  ------------------
OPERATIONS:
  Net investment
   income................     $  6,249,078      $  (146,242)      $   60,034
  Capital gains income...        --                 --              --
  Net realized gain
   (loss) on security
   transactions..........         (284,461)         (46,622)           1,623
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (5,268,046)       2,580,657          273,926
                              ------------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          696,571        2,387,793          335,583
                              ------------      -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        5,223,187        1,101,202          345,745
  Net transfers..........      (45,283,933)       5,135,974        3,216,007
  Surrenders for benefit
   payments and fees.....      (44,597,435)      (2,159,746)        (178,964)
  Net annuity
   transactions..........          (85,338)            (215)        --
                              ------------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (84,743,519)       4,077,215        3,382,788
                              ------------      -----------       ----------
  Net increase (decrease)
   in net assets.........      (84,046,948)       6,465,008        3,718,371
NET ASSETS:
  Beginning of year......      206,266,262        9,298,833         --
                              ------------      -----------       ----------
  End of year............     $122,219,314      $15,763,841       $3,718,371
                              ============      ===========       ==========

(a)  From inception, May 1, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                 PUTNAM            PUTNAM             PUTNAM            PUTNAM            PUTNAM
                               DISCOVERY         DIVERSIFIED          EQUITY         GLOBAL ASSET         GLOBAL
                                 GROWTH            INCOME             INCOME          ALLOCATION          EQUITY
                            SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT (A)      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ---------------  ------------------  ---------------  ----------------
OPERATIONS:
  Net investment
   income................     $  (134,232)      $ 17,499,295       $    38,952       $  6,658,018     $      77,657
  Capital gains income...        --                 --                --                 --                --
  Net realized gain
   (loss) on security
   transactions..........         (67,808)           (65,463)            4,911        (12,794,034)     (102,786,875)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,766,568         21,461,200         2,944,775         48,977,376       190,831,350
                              -----------       ------------       -----------       ------------     -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,564,528         38,895,032         2,988,638         42,841,360        88,122,132
                              -----------       ------------       -----------       ------------     -------------
UNIT TRANSACTIONS:
  Purchases..............       1,126,754          7,805,093         3,664,752          2,559,327         2,800,952
  Net transfers..........       3,882,622         15,233,120        26,805,151        (10,490,790)      (33,497,986)
  Surrenders for benefit
   payments and fees.....      (1,528,057)       (40,552,998)       (1,924,737)       (35,901,450)      (55,180,075)
  Net annuity
   transactions..........        --                  (34,780)          360,799           (135,995)         (661,092)
                              -----------       ------------       -----------       ------------     -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,481,319        (17,549,565)       28,905,965        (43,968,908)      (86,538,201)
                              -----------       ------------       -----------       ------------     -------------
  Net increase (decrease)
   in net assets.........       6,045,847         21,345,467        31,894,603         (1,127,548)        1,583,931
NET ASSETS:
  Beginning of year......       8,130,437        210,504,245          --              230,791,320       368,293,708
                              -----------       ------------       -----------       ------------     -------------
  End of year............     $14,176,284       $231,849,712       $31,894,603       $229,663,772     $ 369,877,639
                              ===========       ============       ===========       ============     =============

                                PUTNAM           PUTNAM
                              GROWTH AND         GROWTH
                                INCOME        OPPORTUNITIES
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
OPERATIONS:
  Net investment
   income................   $   20,785,504     $  (291,694)
  Capital gains income...        --                --
  Net realized gain
   (loss) on security
   transactions..........      (91,620,994)     (2,268,859)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      644,496,315       6,960,515
                            --------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      573,660,825       4,399,962
                            --------------     -----------
UNIT TRANSACTIONS:
  Purchases..............       27,456,830       1,567,879
  Net transfers..........      (70,339,053)      2,805,246
  Surrenders for benefit
   payments and fees.....     (376,717,059)     (3,596,684)
  Net annuity
   transactions..........       (1,294,818)         (6,204)
                            --------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (420,894,100)        770,237
                            --------------     -----------
  Net increase (decrease)
   in net assets.........      152,766,725       5,170,199
NET ASSETS:
  Beginning of year......    2,455,783,928      19,768,691
                            --------------     -----------
  End of year............   $2,608,550,653     $24,938,890
                            ==============     ===========

(a)  From inception, May 1, 2003 to December 31, 2003.
(b)  Formerly Putnam Voyager II Sub-Account. Change effective April 30, 2003

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              PUTNAM
                              HEALTH        PUTNAM        PUTNAM
                             SCIENCES     HIGH YIELD      INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------  ------------
OPERATIONS:
  Net investment
   income................  $   (554,014) $ 29,980,573  $ 14,723,168
  Capital gains income...       --            --            --
  Net realized gain
   (loss) on security
   transactions..........      (481,653)   (2,541,291)    2,095,215
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    19,639,576    44,776,392    (3,980,722)
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    18,603,909    72,215,674    12,837,661
                           ------------  ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     1,674,043    10,939,714    13,695,847
  Net transfers..........   (10,231,074)   17,213,929    (9,004,302)
  Surrenders for benefit
   payments and fees.....   (17,391,356)  (57,660,518)  (70,953,769)
  Net annuity
   transactions..........        (3,296)      (35,531)     (236,395)
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (25,951,683)  (29,542,406)  (66,498,619)
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets.........    (7,347,774)   42,673,268   (53,660,958)
NET ASSETS:
  Beginning of year......   122,523,265   291,183,622   401,778,657
                           ------------  ------------  ------------
  End of year............  $115,175,491  $333,856,890  $348,117,699
                           ============  ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                                  PUTNAM
                                 PUTNAM        INTERNATIONAL       PUTNAM                              PUTNAM
                             INTERNATIONAL      GROWTH AND    INTERNATIONAL NEW      PUTNAM           MID CAP
                                 EQUITY           INCOME        OPPORTUNITIES      INVESTORS           VALUE
                            SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (A)
                           ------------------  -------------  -----------------  --------------  ------------------
OPERATIONS:
  Net investment
   income................     $   (270,719)    $    602,271      $  (331,409)     $ (1,063,276)     $    43,781
  Capital gains income...        --                 --              --                --               --
  Net realized gain
   (loss) on security
   transactions..........      (27,191,256)      (8,717,734)      (2,660,025)      (20,802,424)           2,541
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       77,925,076       47,407,373       16,793,983        63,452,422          918,196
                              ------------     ------------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       50,463,101       39,291,910       13,802,549        41,586,722          964,518
                              ------------     ------------      -----------      ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............        6,021,816        1,494,831          916,070         5,749,475          740,157
  Net transfers..........      (15,822,772)      (5,396,852)      (3,572,447)       (7,665,474)       8,869,516
  Surrenders for benefit
   payments and fees.....      (36,228,982)     (15,607,787)      (6,325,753)      (24,924,560)        (569,999)
  Net annuity
   transactions..........         (114,951)         (78,848)        (109,745)         (212,693)        --
                              ------------     ------------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (46,144,889)     (19,588,656)      (9,091,875)      (27,053,252)       9,039,674
                              ------------     ------------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets.........        4,318,212       19,703,254        4,710,674        14,533,470       10,004,192
NET ASSETS:
  Beginning of year......      218,518,795      120,882,248       49,714,375       179,820,359         --
                              ------------     ------------      -----------      ------------      -----------
  End of year............     $222,837,007     $140,585,502      $54,425,049      $194,353,829      $10,004,192
                              ============     ============      ===========      ============      ===========


                                PUTNAM            PUTNAM
                             MONEY MARKET    NEW OPPORTUNITIES
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------------
OPERATIONS:
  Net investment
   income................   $  (1,583,418)     $  (7,496,044)
  Capital gains income...        --                --
  Net realized gain
   (loss) on security
   transactions..........        --              (49,084,642)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        --              217,446,961
                            -------------      -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,583,418)       160,866,275
                            -------------      -------------
UNIT TRANSACTIONS:
  Purchases..............       8,822,030          8,117,392
  Net transfers..........      54,883,208        (47,737,235)
  Surrenders for benefit
   payments and fees.....    (239,461,004)       (90,499,415)
  Net annuity
   transactions..........        (146,936)          (336,159)
                            -------------      -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (175,902,702)      (130,455,417)
                            -------------      -------------
  Net increase (decrease)
   in net assets.........    (177,486,120)        30,410,858
NET ASSETS:
  Beginning of year......     410,213,228        583,935,615
                            -------------      -------------
  End of year............   $ 232,727,108      $ 614,346,473
                            =============      =============

(a)  From inception, May 1, 2003 to December 31, 2003.
(c) Formerly Putnam International Growth Sub-Account. Change effective April 30, 2003

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                               PUTNAM
                              PUTNAM       OTC & EMERGING        PUTNAM
                             NEW VALUE         GROWTH           RESEARCH
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  --------------
OPERATIONS:
  Net investment
   income................  $    444,048     $   (414,284)     $   (573,609)
  Capital gains income...       --              --                --
  Net realized gain
   (loss) on security
   transactions..........    (3,798,614)     (12,980,568)      (10,834,555)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    65,172,643       22,647,686        28,649,848
                           ------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    61,818,077        9,252,834        17,241,684
                           ------------     ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............     4,278,955        1,199,033         1,815,037
  Net transfers..........     9,782,468        2,182,986        (5,287,095)
  Surrenders for benefit
   payments and fees.....   (34,974,077)      (4,671,194)      (11,238,104)
  Net annuity
   transactions..........        24,369          (47,263)          (26,669)
                           ------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (20,888,285)      (1,336,438)      (14,736,831)
                           ------------     ------------      ------------
  Net increase (decrease)
   in net assets.........    40,929,792        7,916,396         2,504,853
NET ASSETS:
  Beginning of year......   216,553,496       28,718,271        82,250,024
                           ------------     ------------      ------------
  End of year............  $257,483,288     $ 36,634,667      $ 84,754,877
                           ============     ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                               PUTNAM           PUTNAM             PUTNAM
                             SMALL CAP     THE GEORGE PUTNAM  UTILITIES GROWTH     PUTNAM          PUTNAM
                               VALUE        FUND OF BOSTON       AND INCOME         VISTA          VOYAGER
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -----------------  ----------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................   $ (1,001,383)    $  3,650,457       $  4,919,560    $ (1,713,228)  $   (8,675,558)
  Capital gains income...       --               --                 --               --              --
  Net realized gain
   (loss) on security
   transactions..........     (2,844,835)       1,874,207         (9,230,602)    (24,159,618)    (236,008,677)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     57,643,823       37,921,080         39,871,048      62,977,637      546,489,324
                            ------------     ------------       ------------    ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     53,797,605       43,445,744         35,560,006      37,104,791      301,805,089
                            ------------     ------------       ------------    ------------   --------------
UNIT TRANSACTIONS:
  Purchases..............      2,907,545        8,007,829          1,358,087       2,238,067       18,321,888
  Net transfers..........     10,980,458       41,308,242         (9,998,294)     (1,245,719)     (74,330,553)
  Surrenders for benefit
   payments and fees.....    (23,832,620)     (46,900,176)       (26,894,485)    (19,303,277)    (211,040,166)
  Net annuity
   transactions..........        (41,123)         (57,091)           (93,969)        (87,311)      (1,365,805)
                            ------------     ------------       ------------    ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (9,985,740)       2,358,804        (35,628,661)    (18,398,240)    (268,414,636)
                            ------------     ------------       ------------    ------------   --------------
  Net increase (decrease)
   in net assets.........     43,811,865       45,804,548            (68,655)     18,706,551       33,390,453
NET ASSETS:
  Beginning of year......    123,592,679      264,191,611        175,208,334     128,894,900    1,421,732,007
                            ------------     ------------       ------------    ------------   --------------
  End of year............   $167,404,544     $309,996,159       $175,139,679    $147,601,451   $1,455,122,460
                            ============     ============       ============    ============   ==============

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Putnam American Government Income, Putnam Capital Appreciation, Putnam Capital Opportunities, Putnam Discovery Growth, Putnam Diversified Income, Putnam Equity Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Equity, Putnam International Growth and Income, Putnam International New Opportunities, Putnam Investors, Putnam Mid Cap Value, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam
    OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, and Putnam Voyager.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

   d) SECURITY CLASS--Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA and class IB shares.

      Class IA shares are offered at net asset value and are not subject to a distribution fee. 40% of Class IA shares are for Company employees only.

      Class IB shares are offered at net asset value and pay an ongoing distribution fee.

   e) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   f) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   g) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE RISK CHARGE--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

_____________________________________ SA-50 ____________________________________

   b) ANNUAL MAINTENANCE FEES--Annual maintenance fees are deducted through termination of units of interest from applicable contractowner's accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) COST OF INSURANCE--In accordance with terms of the contracts, the Company accesses deductions for the costs of insurance charges to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

   d) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum annual rate of 4% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of charges in net assets.

   e) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

FUND                                      PURCHASES AT COST  PROCEEDS FROM SALES
----                                      -----------------  -------------------
Putnam American Government Income.......    $  9,717,469       $   51,396,404
Putnam Capital Appreciation.............       6,100,490            6,153,450
Putnam Capital Opportunities............       7,961,067            1,535,314
Putnam Discovery Growth.................       2,467,601            4,703,279
Putnam Diversified Income...............      30,143,808           45,139,528
Putnam Equity Income....................      32,248,693            4,929,387
Putnam Global Asset Allocation..........      12,058,273           47,522,546
Putnam Global Equity....................       8,778,954           86,451,228
Putnam Growth and Income................      60,471,556          523,519,142
Putnam Growth Opportunities.............       2,620,005            6,701,476
Putnam Health Sciences..................       2,091,324           24,967,918
Putnam High Yield.......................      59,538,042          105,448,267
Putnam Income...........................      27,118,200           79,448,038
Putnam International Equity.............      10,302,058           43,602,116
Putnam International Growth and
 Income.................................      17,883,925           18,908,089
Putnam International New
 Opportunities..........................       2,998,083           12,465,031
Putnam Investors........................       5,901,029           37,931,152
Putnam Mid Cap Value....................      13,712,900            3,507,641
Putnam Money Market.....................      67,933,079          169,599,174
Putnam New Opportunities................       3,493,728          149,037,472
Putnam New Value........................      21,169,770           29,860,867
Putnam OTC & Emerging Growth............       3,420,922           11,400,446
Putnam Research.........................       3,682,506           19,034,997
Putnam Small Cap Value..................      16,852,652           26,621,371
Putnam The George Putnam Fund of
 Boston.................................      19,769,337           43,810,130
Putnam Utilities Growth and Income......       7,295,217           37,657,314
Putnam Vista............................       4,708,640           30,351,673
Putnam Voyager..........................      17,649,277          323,008,188
                                            ------------       --------------
                                            $478,088,605       $1,944,711,638
                                            ============       ==============

_____________________________________ SA-52 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                        UNITS         UNITS              NET
FUND                                    ISSUED       REDEEMED    INCREASE (DECREASE)
----                                 ------------  ------------  -------------------
Putnam American Government
 Income............................       331,008     3,975,944        (3,644,936)
Putnam Capital Appreciation........       794,486       787,503             6,983
Putnam Capital Opportunities.......       555,385       113,009           442,376
Putnam Discovery Growth............       515,221       950,081          (434,860)
Putnam Diversified Income..........       682,335     2,673,535        (1,991,200)
Putnam Equity Income...............     2,682,957       391,283         2,291,674
Putnam Global Asset Allocation.....       484,740     1,561,395        (1,076,655)
Putnam Global Equity...............       131,232     4,309,240        (4,178,008)
Putnam Growth and Income...........     1,077,541    11,234,996       (10,157,455)
Putnam Growth Opportunities........       638,875     1,534,158          (895,283)
Putnam Health Sciences.............       178,671     2,303,876        (2,125,205)
Putnam High Yield..................     2,098,664     4,387,702        (2,289,038)
Putnam Income......................       939,244     3,071,753        (2,132,509)
Putnam International Equity........       682,496     2,712,416        (2,029,920)
Putnam International Growth and
 Income............................     1,298,295     1,243,439            54,856
Putnam International New
 Opportunities.....................       272,524     1,131,553          (859,029)
Putnam Investors...................       717,433     4,293,656        (3,576,223)
Putnam Mid Cap Value...............     1,053,396       266,918           786,478
Putnam Money Market................    47,407,862   107,552,993       (60,145,131)
Putnam New Opportunities...........       677,681     7,880,325        (7,202,644)
Putnam New Value...................     1,244,206     1,673,109          (428,903)
Putnam OTC & Emerging Growth.......       778,917     2,216,400        (1,437,483)
Putnam Research....................       427,758     1,582,568        (1,154,810)
Putnam Small Cap Value.............       906,074     1,370,989          (464,915)
Putnam The George Putnam Fund of
 Boston............................     1,255,167     3,536,720        (2,281,553)
Putnam Utilities Growth and
 Income............................       215,089     1,882,742        (1,667,653)
Putnam Vista.......................       625,816     2,383,236        (1,757,420)
Putnam Voyager.....................     1,498,974     7,025,821        (5,526,847)

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                        UNITS         UNITS              NET
FUND                                    ISSUED       REDEEMED    INCREASE (DECREASE)
----                                 ------------  ------------  -------------------
Putnam American Government
 Income............................     3,142,566     9,863,443        (6,720,877)
Putnam Capital Appreciation........     1,249,215       683,045           566,171
Putnam Capital Opportunities.......       318,110        30,452           287,658
Putnam Discovery Growth............     1,767,976     1,031,202           736,774
Putnam Diversified Income..........     2,084,486     3,100,660        (1,016,174)
Putnam Equity Income...............     2,707,542        62,570         2,644,972
Putnam Global Asset Allocation.....       271,977     1,847,237        (1,575,261)
Putnam Global Equity...............       331,113     5,574,718        (5,243,605)
Putnam Growth and Income...........     2,450,618    12,559,771       (10,109,154)
Putnam Growth Opportunities........     2,117,067     1,904,726           212,341
Putnam Health Sciences.............       555,581     3,289,340        (2,733,759)
Putnam High Yield..................     4,174,473     4,942,741          (768,268)
Putnam Income......................     2,350,255     4,654,787        (2,304,532)
Putnam International Equity........     2,982,564     6,320,102        (3,337,538)
Putnam International Growth and
 Income............................       805,362     2,466,253        (1,660,891)
Putnam International New
 Opportunities.....................       781,849     1,798,879        (1,017,030)
Putnam Investors...................     1,982,657     5,579,156        (3,596,499)
Putnam Mid Cap Value...............       814,824        33,383           781,441
Putnam Money Market................   114,796,231   219,398,861      (104,602,630)
Putnam New Opportunities...........     1,528,176     8,978,107        (7,449,931)
Putnam New Value...................     1,538,841     3,130,229        (1,591,388)
Putnam OTC & Emerging Growth.......     2,526,498     2,746,041          (219,543)
Putnam Research....................       547,405     2,001,710        (1,454,305)
Putnam Small Cap Value.............     1,710,369     2,575,025          (864,656)
Putnam The George Putnam Fund of
 Boston............................     4,593,282     4,196,999           396,282
Putnam Utilities Growth and
 Income............................       340,354     2,528,192        (2,187,838)
Putnam Vista.......................     1,210,400     2,991,898        (1,781,498)
Putnam Voyager.....................     2,315,855     7,552,308        (5,236,453)

_____________________________________ SA-54 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM AMERICAN GOVERNMENT INCOME
  2004  Lowest contract charges          9,419   $13.053452   $      122,952   0.95%       4.08%      1.88%
        Highest contract charges         5,855    11.453959           67,061   2.35%       4.77%      0.28%
        Remaining contract
        charges                      6,087,591      --            77,281,447   --         --         --
  2003  Lowest contract charges         10,869    12.812710          139,258   0.95%       5.10%      0.85%
        Highest contract charges         9,029    11.422536          103,130   1.56%      --         (1.32)%
        Remaining contract
        charges                      9,727,903      --           121,976,926   --         --         --
  2002  Lowest contract charges         18,014    12.705309          228,876   0.95%       0.69%      8.13%
        Highest contract charges           842    11.561321            9,734   0.91%      --          2.76%
        Remaining contract
        charges                     16,449,821      --           206,027,652   --         --         --
  2001  Lowest contract charges          4,210    11.750027           49,464   0.92%      --          5.72%
        Highest contract charges           701    10.833525            7,593   1.70%      --          4.61%
        Remaining contract
        charges                      6,064,982      --            70,598,200   --         --         --
PUTNAM CAPITAL APPRECIATION
  2004  Lowest contract charges         19,400     8.851955          171,725   0.95%      --         13.93%
        Highest contract charges         3,634     8.299424           30,158   2.44%      --         11.93%
        Remaining contract
        charges                      2,048,593      --            17,709,183   --         --         --
  2003  Lowest contract charges          8,470     7.769459           65,806   0.95%      --         23.86%
        Highest contract charges         2,213     7.426784           16,434   2.33%      --         21.90%
        Remaining contract
        charges                      2,053,961      --            15,681,601   --         --         --
  2002  Lowest contract charges         11,919     6.272773           74,764   0.95%       0.51%    (22.87)%
        Highest contract charges           208     6.109519            1,272   0.90%       0.61%     (1.30)%
        Remaining contract
        charges                      1,486,345      --             9,222,797   --         --         --
  2001  Lowest contract charges          3,806     8.132348           30,950   0.92%      --        (14.50)%
        Highest contract charges        11,714     8.012084           93,850   1.85%      --        (16.26)%
        Remaining contract
        charges                        710,554      --             5,746,170   --         --         --
PUTNAM CAPITAL OPPORTUNITIES
  2004  Lowest contract charges          8,960    15.147571          135,724   0.95%       1.29%     17.01%
        Highest contract charges         1,854    14.778449           27,394   2.44%       1.53%     15.26%
        Remaining contract
        charges                        719,220      --            10,837,675   --         --         --
  2003  Lowest contract charges          4,196    12.946109           54,318   0.62%       6.53%     29.46%
        Highest contract charges           817    12.825763           10,476   1.54%      12.47%     28.26%
        Remaining contract
        charges                        282,645      --             3,653,577   --         --         --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM DISCOVERY GROWTH
  2004  Lowest contract charges          5,529   $ 5.296388   $       29,285   0.95%      --          6.71%
        Highest contract charges        16,913     4.966202           83,992   2.44%      --          4.97%
        Remaining contract
        charges                      2,449,919      --            12,657,598   --         --         --
  2003  Lowest contract charges          8,997     4.963500           44,655   0.95%      --         31.14%
        Highest contract charges         1,386     4.738493            6,569   2.31%      --         28.94%
        Remaining contract
        charges                      2,896,838      --            14,125,060   --         --         --
  2002  Lowest contract charges         11,556     3.784986           43,741   0.95%      --        (29.99)%
        Highest contract charges           140     3.678088              513   0.81%      --         (5.75)%
        Remaining contract
        charges                      2,158,750      --             8,086,183   --         --         --
  2001  Lowest contract charges         13,283     3.597658           47,787   0.94%      --        (39.69)%
        Highest contract charges           368     5.332040            1,963   1.83%      --        (36.39)%
        Remaining contract
        charges                      3,094,525      --            12,227,349   --         --         --
PUTNAM DIVERSIFIED INCOME
  2004  Lowest contract charges         21,407    16.921696          362,249   0.95%       7.34%      8.17%
        Highest contract charges        66,579    13.131361          874,276   2.43%       4.85%      6.56%
        Remaining contract
        charges                     12,897,573      --           214,325,442   --         --         --
  2003  Lowest contract charges          8,726    15.643739          136,502   0.94%       1.40%     18.92%
        Highest contract charges         4,785    12.327239           58,982   1.56%      --          9.19%
        Remaining contract
        charges                     14,963,248      --           231,654,228   --         --         --
  2002  Lowest contract charges             69    13.155410              901   --         --         --
        Highest contract charges         1,591    10.554681           16,796   0.89%      --          5.03%
        Remaining contract
        charges                     15,991,271      --           210,486,548   --         --         --
  2001  Lowest contract charges         25,455    10.448504          265,971   0.94%       7.43%      2.84%
        Highest contract charges         5,512     9.930337           54,735   1.77%       7.01%      1.67%
        Remaining contract
        charges                     18,090,598      --           227,767,025   --         --         --
PUTNAM EQUITY INCOME
  2004  Lowest contract charges         93,623    13.373021        1,252,023   0.95%       0.10%     10.76%
        Highest contract charges           903    13.064493           11,795   2.35%       0.13%      9.22%
        Remaining contract
        charges                      4,842,122      --            64,504,197   --         --         --
  2003  Lowest contract charges         34,462    12.073797          416,093   0.63%       1.14%     20.74%
        Highest contract charges           903    11.961480           10,799   1.54%       2.79%     19.62%
        Remaining contract
        charges                      2,609,609      --            31,467,711   --         --         --
PUTNAM GLOBAL ASSET ALLOCATION
  2004  Lowest contract charges          2,726    31.669672           86,341   0.95%       2.73%      8.08%
        Highest contract charges         2,688     9.724887           26,138   2.35%       2.87%      6.58%
        Remaining contract
        charges                      6,944,851      --           205,561,827   --         --         --
  2003  Lowest contract charges          1,212    29.302893           35,526   0.92%      --         20.74%
        Highest contract charges         2,463     9.124940           22,472   1.56%      --         15.43%
        Remaining contract
        charges                      8,023,245      --           229,605,774   --         --         --
  2002  Lowest contract charges         23,186     8.202807          190,188   0.95%       2.11%    (13.19)%
        Highest contract charges         4,406     7.694538           33,903   0.90%      --         (2.45)%
        Remaining contract
        charges                      9,574,585      --           230,567,229   --         --         --
  2001  Lowest contract charges         23,151     9.449394          218,763   0.93%       1.01%     (9.22)%
        Highest contract charges         2,530     8.973078           22,704   1.70%      --        (10.48)%
        Remaining contract
        charges                     11,786,203      --           328,040,085   --         --         --

_____________________________________ SA-56 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM GLOBAL EQUITY
  2004  Lowest contract charges         74,822   $ 7.826381   $      585,584   0.95%       2.29%     12.86%
        Highest contract charges           902     6.456263            5,826   2.42%      --         10.93%
        Remaining contract
        charges                     15,541,072      --           325,979,806   --         --         --
  2003  Lowest contract charges         88,624     6.934505          614,564   0.95%       1.24%     28.32%
        Highest contract charges         2,046     5.822057           11,914   1.57%      --         23.75%
        Remaining contract
        charges                     19,704,134      --           369,251,161   --         --         --
  2002  Lowest contract charges         99,096     5.404183          535,534   0.95%       0.33%    (22.90)%
        Highest contract charges         1,272     4.630748            5,891   0.89%      --         (3.08)%
        Remaining contract
        charges                     24,938,040      --           367,752,283   --         --         --
  2001  Lowest contract charges        126,203     7.009104          884,569   0.94%      --        (30.33)%
        Highest contract charges         9,665     4.503720           43,530   1.79%      --        (31.24)%
        Remaining contract
        charges                     33,130,318      --           637,545,922   --         --         --
PUTNAM GROWTH AND INCOME
  2004  Lowest contract charges         45,476    49.717491        2,260,973   0.95%       1.40%     10.06%
        Highest contract charges         7,114    10.439750           74,265   2.45%      --          8.37%
        Remaining contract
        charges                     50,961,142      --         2,352,963,112   --         --         --
  2003  Lowest contract charges         29,794    45.172626        1,345,856   0.94%       0.90%     26.18%
        Highest contract charges         4,027     9.633561           38,796   2.39%       1.38%     24.36%
        Remaining contract
        charges                     61,137,366      --         2,607,166,001   --         --         --
  2002  Lowest contract charges          2,184    35.800806           78,198   0.39%      --         (3.00)%
        Highest contract charges         1,412     7.746297           10,936   0.98%      --         (3.59)%
        Remaining contract
        charges                     71,276,742      --         2,455,694,794   --         --         --
  2001  Lowest contract charges        715,521    10.262749        7,343,211   0.94%       1.53%     (7.05)%
        Highest contract charges        17,535     9.774478          171,396   1.84%       0.03%     (9.06)%
        Remaining contract
        charges                     83,956,337      --         3,659,088,679   --         --         --
PUTNAM GROWTH OPPORTUNITIES
  2004  Lowest contract charges         30,119     4.510283          135,846   0.95%       0.15%      1.11%
        Highest contract charges           485     4.354501            2,112   2.24%      --         (0.77)%
        Remaining contract
        charges                      4,795,563      --            20,960,235   --         --         --
  2003  Lowest contract charges         43,158     4.460696          192,515   0.95%      --         22.30%
        Highest contract charges         5,293     4.388262           23,225   2.39%      --         20.14%
        Remaining contract
        charges                      5,672,999      --            24,723,150   --         --         --
  2002  Lowest contract charges         49,054     3.647313          178,914   0.95%      --        (30.05)%
        Highest contract charges         1,843     3.652568            6,731   0.98%      --         (5.56)%
        Remaining contract
        charges                      5,458,210      --            19,583,046   --         --         --
  2001  Lowest contract charges         80,443     5.214007          419,429   0.94%      --        (32.57)%
        Highest contract charges        11,023     5.295501           58,371   1.85%      --        (36.47)%
        Remaining contract
        charges                      6,534,437      --            33,709,086   --         --         --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM HEALTH SCIENCES
  2004  Lowest contract charges         62,752   $11.755249   $      737,668   0.95%       0.41%      6.29%
        Highest contract charges         1,734     7.614125           13,199   2.35%       0.19%      4.64%
        Remaining contract
        charges                      9,042,774      --            97,939,502   --         --         --
  2003  Lowest contract charges         72,544    11.059717          802,313   0.95%       0.77%     17.68%
        Highest contract charges         1,834     7.276779           13,345   1.53%      --         10.53%
        Remaining contract
        charges                     11,158,087      --           114,359,833   --         --         --
  2002  Lowest contract charges         82,632     9.398130          776,586   0.95%       0.07%    (20.96)%
        Highest contract charges        16,470     6.883948          113,381   0.97%      --         (3.47)%
        Remaining contract
        charges                     13,867,122      --           121,633,298   --         --         --
  2001  Lowest contract charges         88,210    11.890715        1,048,879   0.94%       0.05%    (20.29)%
        Highest contract charges         3,606     8.829731           31,839   1.78%      --        (13.57)%
        Remaining contract
        charges                     17,486,672      --           195,096,688   --         --         --
PUTNAM HIGH YIELD
  2004  Lowest contract charges         64,196    13.148482          844,077   0.95%       8.43%      9.94%
        Highest contract charges         1,526    12.508249           19,089   2.43%      --          7.87%
        Remaining contract
        charges                     10,432,670      --           291,283,313   --         --         --
  2003  Lowest contract charges         70,233    11.959535          839,949   0.95%      10.71%     25.66%
        Highest contract charges           991    11.599744           11,500   1.57%      --         12.14%
        Remaining contract
        charges                     12,716,206      --           333,005,441   --         --         --
  2002  Lowest contract charges         82,247     9.517619          782,798   0.95%      12.12%     (1.48)%
        Highest contract charges           265     9.422256            2,495   0.88%      --          4.26%
        Remaining contract
        charges                     13,473,183      --           290,398,329   --         --         --
  2001  Lowest contract charges         68,439     9.660352          661,145   0.93%      10.46%      2.89%
        Highest contract charges         1,059     9.682206           10,250   1.69%      --         (3.12)%
        Remaining contract
        charges                     15,799,456      --           350,356,480   --         --         --
PUTNAM INCOME
  2004  Lowest contract charges         41,233    13.214950          544,886   0.95%       4.50%      3.73%
        Highest contract charges         4,519    11.816311           53,398   2.49%      --          1.86%
        Remaining contract
        charges                     12,272,564      --           295,744,699   --         --         --
  2003  Lowest contract charges         50,032    12.739621          637,394   0.95%       5.04%      3.71%
        Highest contract charges         5,321    11.605056           61,754   1.55%      --          0.47%
        Remaining contract
        charges                     14,395,472      --           347,418,551   --         --         --
  2002  Lowest contract charges         66,705    12.284392          819,427   0.95%       4.89%      7.07%
        Highest contract charges         7,597    11.423286           86,787   0.90%      --          3.16%
        Remaining contract
        charges                     16,681,058      --           400,872,443   --         --         --
  2001  Lowest contract charges         44,876    11.473003          514,865   0.94%       7.16%      6.51%
        Highest contract charges         1,032    10.781937           11,127   1.72%      --          4.30%
        Remaining contract
        charges                     16,022,925      --           363,929,853   --         --         --

_____________________________________ SA-58 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM INTERNATIONAL EQUITY
  2004  Lowest contract charges         75,980   $11.240876   $      854,082   0.95%       1.67%     15.39%
        Highest contract charges         2,545     9.186741           23,384   2.48%      --         13.33%
        Remaining contract
        charges                     13,121,786      --           216,880,500   --         --         --
  2003  Lowest contract charges         81,796     9.742092          796,863   0.95%       1.11%     27.67%
        Highest contract charges         4,206     8.109110           34,105   1.56%      --         26.49%
        Remaining contract
        charges                     15,144,229      --           222,006,039   --         --         --
  2002  Lowest contract charges         91,856     7.630717          700,928   0.95%       1.01%    (18.30)%
        Highest contract charges           387     6.485110            2,509   0.90%      --         (5.15)%
        Remaining contract
        charges                     18,475,523      --           217,815,358   --         --         --
  2001  Lowest contract charges          2,747     5.685760           15,622   0.94%      --        (24.48)%
        Highest contract charges           295     8.021159            2,368   1.67%      --        (19.97)%
        Remaining contract
        charges                     23,700,281      --           307,955,774   --         --         --
PUTNAM INTERNATIONAL GROWTH AND INCOME
  2004  Lowest contract charges         11,465    17.204076          197,249   0.95%       1.02%     19.84%
        Highest contract charges         4,462    11.255104           50,217   2.48%      --         18.00%
        Remaining contract
        charges                      9,934,902      --           166,390,217   --         --         --
  2003  Lowest contract charges          3,110    14.356243           44,644   0.94%      --         36.55%
        Highest contract charges           539    14.163323            7,629   2.08%      --         35.50%
        Remaining contract
        charges                      9,892,324      --           140,533,229   --         --         --
  2002  Lowest contract charges        115,373     7.220088          833,000   0.95%       0.74%    (14.49)%
        Highest contract charges           712    10.463269            7,449   0.82%      --         (6.58)%
        Remaining contract
        charges                     11,440,779      --           120,041,799   --         --         --
  2001  Lowest contract charges        140,396     8.443423        1,185,419   0.94%       1.19%    (21.42)%
        Highest contract charges         7,786     8.401970           65,418   1.85%       0.04%    (19.81)%
        Remaining contract
        charges                     13,210,240      --           163,071,984   --         --         --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  2004  Lowest contract charges            814    12.039492            9,795   0.94%       0.96%     12.28%
        Highest contract charges         1,335     7.579025           10,117   2.43%      --         10.61%
        Remaining contract
        charges                      4,302,943      --            50,451,958   --         --         --
  2003  Lowest contract charges            760    10.723149            8,149   0.95%       0.31%     31.95%
        Highest contract charges         8,388     4.118621           34,548   2.35%       0.31%     30.12%
        Remaining contract
        charges                      5,154,972      --            54,382,354   --         --         --
  2002  Lowest contract charges            760     8.126680            6,176   0.39%      --         (4.94)%
        Highest contract charges         8,756     3.165318           27,717   0.97%      --         (5.50)%
        Remaining contract
        charges                      6,171,634      --            49,680,482   --         --         --
  2001  Lowest contract charges         42,322     6.529738          276,349   0.94%      --        (29.20)%
        Highest contract charges         9,278     6.236206           57,859   1.85%      --        (27.74)%
        Remaining contract
        charges                      8,114,031      --            76,851,774   --         --         --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM INVESTORS
  2004  Lowest contract charges        198,354   $ 7.995115   $    1,585,860   0.95%       0.73%     12.00%
        Highest contract charges         3,211     6.670482           21,418   2.48%      --          9.86%
        Remaining contract
        charges                     20,266,265      --           181,301,336   --         --         --
  2003  Lowest contract charges        230,602     7.138334        1,646,113   0.95%       0.70%     26.05%
        Highest contract charges         9,482     6.073811           57,592   1.56%      --         20.98%
        Remaining contract
        charges                     23,803,969      --           192,650,124   --         --         --
  2002  Lowest contract charges        264,012     5.663126        1,495,136   0.95%       0.43%    (24.40)%
        Highest contract charges        24,033     4.521341          108,663   0.98%      --         (3.32)%
        Remaining contract
        charges                     27,352,500      --           178,216,560   --         --         --
  2001  Lowest contract charges        310,700     7.491233        2,327,529   0.94%       0.08%    (25.32)%
        Highest contract charges         5,614     6.568484           36,877   1.85%      --        (26.07)%
        Remaining contract
        charges                     36,020,046      --           312,663,045   --         --         --
PUTNAM MID CAP VALUE
  2004  Lowest contract charges          6,348    14.668596           93,112   0.94%       0.34%     14.35%
        Highest contract charges           147    14.311135            2,100   2.41%       0.14%     12.65%
        Remaining contract
        charges                      1,561,425      --            22,790,696   --         --         --
  2003  Lowest contract charges          1,848    12.827432           23,699   0.62%       1.73%     28.27%
        Highest contract charges           125    12.720890            1,584   1.45%       0.96%     27.21%
        Remaining contract
        charges                        779,469      --             9,978,909   --         --         --
PUTNAM MONEY MARKET
  2004  Lowest contract charges        115,183     1.094889          126,113   0.95%       0.89%     (0.05)%
        Highest contract charges       217,584     0.979258          213,071   2.40%       0.65%     (1.73)%
        Remaining contract
        charges                     80,051,671      --           130,723,903   --         --         --
  2003  Lowest contract charges        272,964     1.095398          299,004   0.95%       0.77%     (0.20)%
        Highest contract charges       257,889     0.996495          256,985   2.39%       0.47%     (1.88)%
        Remaining contract
        charges                    139,998,716      --           232,171,119   --         --         --
  2002  Lowest contract charges        266,556     1.097540          292,556   0.95%       1.41%      0.50%
        Highest contract charges        87,612     1.015544           88,973   0.98%       0.40%     (0.54)%
        Remaining contract
        charges                    244,778,029      --           409,831,699   --         --         --
  2001  Lowest contract charges        120,933     1.092134          132,075   0.93%       3.58%      3.02%
        Highest contract charges       130,288     1.025754          133,643   1.87%       2.89%      1.37%
        Remaining contract
        charges                    263,897,128      --           440,666,411   --         --         --
PUTNAM NEW OPPORTUNITIES
  2004  Lowest contract charges         16,517    20.369744          336,437   0.95%      --          9.27%
        Highest contract charges         2,328     5.027090           11,701   2.48%      --          7.59%
        Remaining contract
        charges                     27,381,950      --           519,927,050   --         --         --
  2003  Lowest contract charges         10,825    18.642383          201,808   0.94%      --         31.18%
        Highest contract charges         5,038     4.674219           23,546   1.57%      --         22.48%
        Remaining contract
        charges                     34,587,576      --           614,121,119   --         --         --
  2002  Lowest contract charges            526    14.210831            7,481   0.37%      --         (3.75)%
        Highest contract charges        51,512     2.800515          144,259   0.97%      --         (4.31)%
        Remaining contract
        charges                     42,001,329      --           583,783,875   --         --         --
  2001  Lowest contract charges        180,579     7.410076        1,338,105   0.94%      --        (30.65)%
        Highest contract charges        14,175     5.316623           75,364   1.85%      --        (38.01)%
        Remaining contract
        charges                     56,076,429      --         1,140,735,377   --         --         --

_____________________________________ SA-60 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM NEW VALUE
  2004  Lowest contract charges         69,107   $16.330760   $    1,128,575   0.95%       1.03%     14.68%
        Highest contract charges        14,281    13.583544          193,982   2.45%      --         12.58%
        Remaining contract
        charges                     15,487,854      --           283,703,717   --         --         --
  2003  Lowest contract charges         73,282    14.240291        1,043,562   0.95%       1.44%     31.61%
        Highest contract charges         2,154    12.065799           25,994   2.39%       0.95%     29.34%
        Remaining contract
        charges                     15,924,709      --           256,413,732   --         --         --
  2002  Lowest contract charges         79,897    10.820343          864,508   0.95%       3.92%    (16.24)%
        Highest contract charges           770     9.328840            7,182   0.98%      --          0.28%
        Remaining contract
        charges                     17,510,865      --           215,681,806   --         --         --
  2001  Lowest contract charges         70,484    12.917949          910,503   0.93%       0.92%      2.63%
        Highest contract charges         9,001    11.299394          101,707   1.85%       0.03%      0.64%
        Remaining contract
        charges                     18,262,042      --           269,925,642   --         --         --
PUTNAM OTC & EMERGING GROWTH
  2004  Lowest contract charges          9,527     5.558477           52,954   0.95%      --          7.50%
        Highest contract charges        24,062     3.437947           82,726   2.44%      --          5.90%
        Remaining contract
        charges                      5,957,816      --            30,937,937   --         --         --
  2003  Lowest contract charges         50,670     3.875064          196,349   0.95%      --         34.66%
        Highest contract charges        78,173     1.628749          127,324   2.34%      --         32.57%
        Remaining contract
        charges                      7,300,044      --            36,310,994   --         --         --
  2002  Lowest contract charges         57,723     2.877709          166,110   0.95%      --        (32.70)%
        Highest contract charges        22,615     1.228628           27,785   0.97%      --         (4.74)%
        Remaining contract
        charges                      7,568,091      --            28,524,376   --         --         --
  2001  Lowest contract charges         65,346     4.276194          279,433   0.94%      --        (46.09)%
        Highest contract charges         2,315     3.702069            8,570   1.79%      --        (46.70)%
        Remaining contract
        charges                      9,780,847      --            55,533,109   --         --         --
PUTNAM RESEARCH
  2004  Lowest contract charges         64,497     9.523152          614,213   0.95%       0.17%      6.77%
        Highest contract charges         2,743     7.755126           21,272   2.48%      --          4.91%
        Remaining contract
        charges                      6,245,589      --            74,061,896   --         --         --
  2003  Lowest contract charges         77,664     8.919211          692,700   0.95%       0.53%     24.50%
        Highest contract charges           988     7.408217            7,321   2.25%      --         22.54%
        Remaining contract
        charges                      7,388,987      --            84,054,856   --         --         --
  2002  Lowest contract charges         77,342     7.163872          554,069   0.95%       0.74%    (22.80)%
        Highest contract charges         9,833     6.050669           59,497   2.01%       0.18%    (23.79)%
        Remaining contract
        charges                      8,834,766      --            81,636,458   --         --         --
  2001  Lowest contract charges         73,129     9.279114          678,573   0.94%       0.36%    (19.39)%
        Highest contract charges           551     7.939014            4,378   1.75%      --        (23.52)%
        Remaining contract
        charges                     10,287,268      --           124,356,863   --         --         --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM SMALL CAP VALUE
  2004  Lowest contract charges         19,217   $23.775278   $      456,880   0.95%       0.51%     25.35%
        Highest contract charges           702    18.890720           13,255   2.48%      --         23.10%
        Remaining contract
        charges                      9,061,220      --           197,902,148   --         --         --
  2003  Lowest contract charges         20,274    18.967726          384,544   0.95%       0.53%     48.65%
        Highest contract charges           220    15.351024            3,376   1.34%      --         40.67%
        Remaining contract
        charges                      9,525,560      --           167,016,624   --         --         --
  2002  Lowest contract charges         21,904    12.760400          279,498   0.95%       1.40%    (18.84)%
        Highest contract charges         4,480    10.518921           47,123   1.98%      --        (19.93)%
        Remaining contract
        charges                     10,384,325      --           123,266,058   --         --         --
  2001  Lowest contract charges         30,357    15.722041          477,276   0.93%       0.01%     17.30%
        Highest contract charges         4,912    13.161421           64,653   1.71%      --         11.72%
        Remaining contract
        charges                      9,250,084      --           135,958,061   --         --         --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  2004  Lowest contract charges        201,298    12.508005        2,517,836   0.95%       2.11%      7.45%
        Highest contract charges           909    11.244390           10,226   2.49%      --          5.54%
        Remaining contract
        charges                     24,971,780      --           301,414,460   --         --         --
  2003  Lowest contract charges        214,051    11.640311        2,491,623   0.95%       2.56%     16.25%
        Highest contract charges         2,259    10.658106           24,081   1.55%      --         12.74%
        Remaining contract
        charges                     27,239,230      --           307,480,455   --         --         --
  2002  Lowest contract charges        231,943    10.013632        2,322,593   0.95%       2.24%     (9.43)%
        Highest contract charges           994     9.360382            9,301   0.90%      --         (0.82)%
        Remaining contract
        charges                     26,826,317      --           261,859,717   --         --         --
  2001  Lowest contract charges        160,285    11.056519        1,772,198   0.93%       2.37%     (0.22)%
        Highest contract charges         4,449    10.445143           46,467   1.83%      --         (1.69)%
        Remaining contract
        charges                     21,323,968      --           230,935,181   --         --         --
PUTNAM UTILITIES GROWTH AND INCOME
  2004  Lowest contract charges         11,739     9.975180          117,102   0.95%       3.30%     20.72%
        Highest contract charges         2,987     8.515380           25,432   2.34%       0.39%     18.78%
        Remaining contract
        charges                      8,019,643      --           173,756,591   --         --         --
  2003  Lowest contract charges         29,629     8.263164          244,828   0.95%       3.96%     23.82%
        Highest contract charges            92     7.169279              657   1.48%      --         19.40%
        Remaining contract
        charges                      9,672,301      --           174,894,194   --         --         --
  2002  Lowest contract charges         33,865     6.673453          225,995   0.95%       4.01%    (24.55)%
        Highest contract charges           524     5.903551            3,096   0.91%      --          0.13%
        Remaining contract
        charges                     11,855,472      --           174,979,243   --         --         --
  2001  Lowest contract charges         42,878     8.845300          379,264   0.94%       2.90%    (22.89)%
        Highest contract charges         4,958     7.919157           39,263   1.83%      --        (20.84)%
        Remaining contract
        charges                     15,598,815      --           306,612,110   --         --         --

_____________________________________ SA-62 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
PUTNAM VISTA
  2004  Lowest contract charges         17,453   $14.172543   $      247,355   0.95%      --         17.49%
        Highest contract charges         2,266     5.706667           12,934   2.48%      --         15.68%
        Remaining contract
        charges                     11,009,184      --           145,858,860   --         --         --
  2003  Lowest contract charges         12,628    12.063200          152,333   0.94%      --         31.91%
        Highest contract charges         2,089     4.934834           10,307   1.55%      --         25.20%
        Remaining contract
        charges                     12,771,606      --           147,438,811   --         --         --
  2002  Lowest contract charges            286     9.145265            2,620   0.37%      --         (5.44)%
        Highest contract charges         5,474     3.218992           17,620   0.92%      --         (5.94)%
        Remaining contract
        charges                     14,562,059      --           128,874,660   --         --         --
  2001  Lowest contract charges        106,280     8.715819          926,318   0.94%      --        (34.03)%
        Highest contract charges        12,633     5.589229           70,608   1.85%      --        (37.19)%
        Remaining contract
        charges                     18,812,693      --           244,781,308   --         --         --
PUTNAM VOYAGER
  2004  Lowest contract charges        285,714     8.380373        2,394,387   0.95%       0.47%      4.34%
        Highest contract charges         6,196     6.202743           38,435   2.48%      --          2.44%
        Remaining contract
        charges                     27,659,782      --         1,201,374,747   --         --         --
  2003  Lowest contract charges        338,702     8.031751        2,720,371   0.95%       0.64%     23.98%
        Highest contract charges         3,918     6.055041           23,722   2.39%       0.29%     21.95%
        Remaining contract
        charges                     33,135,919      --         1,452,378,367   --         --         --
  2002  Lowest contract charges        363,104     6.478395        2,352,329   0.95%       0.88%    (27.03)%
        Highest contract charges         1,368     4.965193            6,794   0.98%      --         (6.13)%
        Remaining contract
        charges                     38,350,518      --         1,419,372,884   --         --         --
  2001  Lowest contract charges        386,463     8.878637        3,431,268   0.94%       0.11%    (22.98)%
        Highest contract charges        13,331     6.908596           92,097   1.85%      --        (24.97)%
        Remaining contract
        charges                     48,172,786      --         2,480,552,998   --         --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.80% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%

These charges are reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-64 ____________________________________

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2004 and 2003 and for the Years Ended December 31, 2004, 2003 and 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS
                                  -----------

                                                              Page:
                                                              -----
Independent Auditors' Report                                   F-2

Financial Statements (Statutory Basis):

    Admitted Assets, Liabilities and Surplus                   F-3

    Statements of Operations                                   F-4

    Statements of Changes in Capital and Surplus               F-5

    Statements of Cash Flows                                   F-6

    Notes to Financial Statements                              F-7

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis statements of admitted assets, liabilities and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus and of cash flows for the years ended December 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2004 or 2003, or the results of its operations or its cash flows for the years ended
December 31, 2004, 2003 or 2002.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years ended December 31, 2004, 2003 and 2002, on the basis of accounting described in Note 2.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 29, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   AS OF DECEMBER 31,
-------------------------------------------------------------------------------------------
                                                                 2004              2003
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
  Bonds                                                       $ 5,386,024       $ 5,639,213
  Common and Preferred Stocks                                      11,255            11,194
  Mortgage Loans                                                   69,626            95,737
  Real Estate                                                      26,116            25,360
  Policy Loans                                                    310,520           294,714
  Cash and Short-Term Investments                                 431,418           392,494
  Other Invested Assets                                             2,242            22,743
-------------------------------------------------------------------------------------------
                              TOTAL CASH AND INVESTED ASSETS    6,237,201         6,481,455
-------------------------------------------------------------------------------------------
  Investment Income Due and Accrued                                64,387            69,221
  Federal Income Taxes Recoverable                                 63,729            54,470
  Deferred Tax Asset                                               97,105            55,301
  Other Assets                                                    378,495           290,043
  Separate Account Assets                                      62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                       TOTAL ADMITTED ASSETS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate Reserves for Life and Accident and Health
   Policies                                                   $ 6,161,030       $ 6,421,474
  Liability for Deposit Type Contracts                            121,745           100,128
  Policy and Contract Claim Liabilities                            26,880            27,834
  Asset Valuation Reserve                                          30,117            16,542
  Payable to Affiliates                                            37,479            29,702
  Accrued Expense Allowances and Other Amounts Due From
   Separate Accounts                                           (1,904,315)       (1,741,278)
  Other Liabilities                                             1,059,989         1,052,307
  Separate Account Liabilities                                 62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES   68,418,535        58,141,273
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common Stock -- 3,000 Shares Authorized, 2,000 Shares
   Issued and Outstanding                                           2,500             2,500
  Gross Paid-In and Contributed Surplus                         1,371,883         1,371,883
  Unassigned Funds                                                (66,391)         (330,602)
-------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS    1,307,992         1,043,781
-------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------
                                                                2004              2003             2002
-----------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and Annuity Considerations                        $11,619,788       $12,115,706      $ 4,626,830
  Considerations for Supplementary Contracts with Life
   Contingencies                                                     962              360               123
  Net Investment Income                                          324,681          330,741           241,414
  Commissions and Expense Allowances on Reinsurance Ceded         73,944           62,762           197,594
  Reserve Adjustment on Reinsurance Ceded                     (1,155,122)        (911,456)        3,403,682
  Fee Income                                                   1,200,281          963,407           829,267
  Other Revenues                                                  84,658           33,435            10,367
-----------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES  12,149,192       12,594,955         9,309,277
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and Annuity Benefits                                     255,803          231,390           215,874
  Disability and Other Benefits                                   13,235           11,998            11,926
  Surrenders and Other Fund Withdrawals                        5,435,091        4,378,823         4,743,944
  Commissions                                                    821,925          753,838           583,605
  (Decrease) Increase in Aggregate Reserves for Life and
   Accident and Health Policies                                 (260,443)         290,135         1,785,002
  General Insurance Expenses                                     448,862          431,698           341,349
  Net Transfers to Separate Accounts                           5,647,980        6,601,021         2,298,625
  Modified Coinsurance Adjustment on Reinsurance Assumed        (441,048)        (420,032)         (522,245)
  Other Expenses                                                  43,678           38,492            22,715
-----------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES  11,965,083       12,317,363         9,480,795
-----------------------------------------------------------------------------------------------------------
  Net Gain (Loss) from Operations Before Federal Income Tax
   (Benefit) Expense                                             184,109          277,592          (171,518)
  Federal Income Tax (Benefit) Expense                           (87,470)         (19,953)           28,712
-----------------------------------------------------------------------------------------------------------
                             NET GAIN (LOSS) FROM OPERATIONS     271,579          297,545          (200,230)
-----------------------------------------------------------------------------------------------------------
  Net Realized Capital Losses, after tax                         (14,900)         (22,713)          (56,843)
-----------------------------------------------------------------------------------------------------------
                                           NET INCOME (LOSS) $   256,679       $  274,832       $  (257,073)
-----------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                                                 2004             2003            2002
---------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED
 AND OUTSTANDING
---------------------------------------------------------------------------------------------------------
  Balance, Beginning and End of Year                          $    2,500       $    2,500       $   2,500
---------------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
---------------------------------------------------------------------------------------------------------
  Beginning of Year                                            1,371,883        1,221,883         986,883
  Capital Contribution                                                --          150,000         235,000
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR   1,371,883        1,371,883       1,221,883
---------------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, Beginning of Year                                    (330,602)        (636,114)       (318,168)

  Net Income                                                     256,679          274,832        (257,073)
  Change in Net Unrealized Capital Losses on Common Stocks
   and Other Invested Assets                                     (13,371)          (4,797)         (4,421)
  Change in Net Deferred Income Tax                               51,589          (28,483)        191,399
  Change in Asset Valuation Reserve                              (13,575)         (16,272)           (270)
  Change in Non-Admitted Assets                                  (16,965)          43,187        (210,628)
  Change in Liability for Reinsurance in Unauthorized
   Companies                                                        (146)          36,880         (36,953)
  Cummulative Effect of Change in Accounting Principles               --              165              --
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR     (66,391)        (330,602)       (636,114)
---------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
---------------------------------------------------------------------------------------------------------
  End of Year                                                 $1,307,992       $1,043,781       $ 588,269
---------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                 FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                                 2004          2003          2002
-----------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations                         $11,608,790   $12,116,359   $ 4,627,995
  Net Investment Income                                           370,945       373,648       242,062
  Miscellaneous Income                                            196,120       142,119     4,436,314
-----------------------------------------------------------------------------------------------------
    Total Income                                               12,175,855    12,632,126     9,306,371
-----------------------------------------------------------------------------------------------------
  Benefits Paid                                                 5,699,783     4,611,634     4,795,021
  Federal Income Tax (Recoveries) Payments                        (54,729)       23,421      (108,177)
  Net Transfers to Separate Accounts                            5,811,016     7,114,314     2,040,883
  Other Expenses                                                  905,742       537,701       445,677
-----------------------------------------------------------------------------------------------------
    Total Benefits and Expenses                                12,361,812    12,287,070     7,173,404
-----------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES     (185,957)      345,056     2,132,967
-----------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND MATURED
  Bonds                                                         1,584,991     2,323,921     1,623,364
  Common and Preferred Stocks                                       1,767         4,031            35
  Mortgage Loans                                                   25,752        41,395        42,133
  Other                                                            35,227        12,347       134,912
-----------------------------------------------------------------------------------------------------
    Total Investment Proceeds                                   1,647,737     2,381,694     1,800,444
-----------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                         1,351,838     3,068,077     3,956,463
  Common and Preferred Stocks                                       2,473         4,814           842
  Mortgage Loans                                                       --            --           225
  Real Estate                                                       1,482           722         1,292
  Other                                                             3,275       169,520            --
-----------------------------------------------------------------------------------------------------
    Total Investments Acquired                                  1,359,068     3,243,133     3,958,822
-----------------------------------------------------------------------------------------------------
  Net Increase in Policy Loans                                     15,806        27,958        16,536
-----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES      272,863      (889,397)   (2,174,914)
-----------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                                                 --       150,000       235,000
  Net Other Cash (Used) Provided                                  (47,982)      301,810      (129,792)
-----------------------------------------------------------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                    MISCELLANEOUS ACTIVITIES      (47,982)      451,810       105,208
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in cash and short-term investments       38,924       (92,531)       63,261
  Cash and Short-Term Investments, Beginning of Year              392,494       485,025       421,764
-----------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $   431,418   $   392,494   $   485,025
-----------------------------------------------------------------------------------------------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
  Common and Preferred stock acquired in satisfaction of
   debt                                                             2,173         2,885           323

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

    Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2004              2003              2002
                                                                -----------------------------------------------
GAAP Net Income                                                 $   450,396       $   281,211       $   191,548
Deferral and amortization of policy acquisition costs,
 net                                                               (389,629)         (501,010)         (337,657)
Change in unearned revenue reserve                                  108,301            12,367            71,208
Deferred taxes                                                       43,719            43,304           (50,834)
Separate account expense allowance                                  168,013           511,608          (279,761)
Benefit reserve adjustment                                          (14,581)           69,470           190,796
Prepaid reinsurance premium                                          (9,068)          (11,809)           (8,564)
Administrative fees                                                 (60,183)          (48,072)               --
Reinsurance                                                          (9,123)          (54,276)               --
Dividends received from affiliates                                    2,000             9,000                --
Sales inducements                                                   (58,330)          (47,454)          (35,600)
Cumulative effect of GAAP accounting changes                         31,151                --                --
Other, net                                                           (5,987)           10,493             1,791
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   256,679       $   274,832       $  (257,073)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 3,332,247       $ 2,900,964       $ 2,242,347
Deferred policy acquisition costs                                (4,164,021)       (3,755,461)       (3,289,010)
Unearned revenue reserve                                            408,737           327,144           297,759
Deferred taxes                                                      481,245           422,680           341,130
Separate account expense allowance                                1,920,061         1,755,474         1,243,867
Unrealized (gains) losses on investments                           (226,613)         (259,293)         (178,951)
Benefit reserve adjustment                                          281,742           208,213           300,515
Asset valuation reserve                                             (30,117)          (16,542)             (270)
Interest maintenance reserve                                        (28,254)          (29,314)          (25,702)
Prepaid reinsurance premium                                         (47,089)          (38,052)          (26,243)
Goodwill                                                           (170,100)         (170,100)         (170,100)
Reinsurance ceded                                                  (200,222)         (108,922)         (189,436)
Administrative fees                                                (290,061)         (229,878)               --
Other, net                                                           40,437            36,868            42,363
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,307,992       $ 1,043,781       $   588,269
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2004 and 2003, the Company had $4,126,520 and $2,222,511,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2004 and 2003 totaled $14,170 and $9,533, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2004 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,206         0.0%
At book value, less current surrender charge of 5% or more             1,157,626         1.9%
At market value                                                       58,449,078        92.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          59,608,910        94.7%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,093,812         4.9%
Not subject to discretionary withdrawal:                                 256,644         0.4%
                                                                     -----------------------
                                                TOTAL, GROSS          62,959,366       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------------------
                                                  TOTAL, NET         $62,759,366         N/A
                                                                     -----------------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans are stated at the aggregate carrying value less accrued interest, which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to Statement of Statutory Accounting Principle No. 43 LOANED-BACKED AND STRUCTURED SECURITIES ("SSAP 43") below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. The fair value of the other than temporarily impaired investment becomes its new cost basis.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of its security are less than its book value then an other than temporary impairment charge is recognized equal to the difference between the book value and estimated undiscounted cash flows of the security. The total estimated undiscounted cash flows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other than temporarily impaired loan backed securities are valued using the prospective method. In 2004, 2003 and 2002, the Company changed from the retrospective to prospective methodology due to negative yields on specific loan-backed securities that were impaired totaling $4,140, $0 and $0, respectively, with an income impact of $29, $0 and $0, respectively. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued non-admitted and written off through net investment income at December 31, 2004 and 2003 was $2,067 and $2,297, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING INCOME GENERATION AND REPLICATION (SYNTHETIC ASSETS) TRANSACTIONS" ("SSAP 86"). The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $30,117 and $16,542 as of December 31, 2004 and 2003, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the admitted assets, liabilities and surplus statement. The IMR balances as of December 31, 2004 and 2003 were $28,254 and $29,314, respectively. The net capital gains captured in the IMR in 2004, 2003 and 2002 were $6,582, $9,641 and $5,078, respectively. The amount of expense amortized from the IMR in 2004, 2003 and 2002 included in the Company's Statements of Operations, was $7,642, $6,029 and $4,823, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. SSAP 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP 86 also requires that derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded in capital and surplus as unrealized capital gains and losses. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the Company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SSAP 88--INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES ("SSAP 88"), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force during 2004. SSAP 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It is effective on January 1, 2005, and is not expected to have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2004           2003           2002
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $294,245       $290,212       $207,585
Interest income from policy loans                                    18,432         18,620         18,947
Interest and dividends from other investments                        17,497         26,071         18,478
                                                                   --------------------------------------
Gross investment income                                             330,174        334,903        245,010
Less: investment expenses                                             5,493          4,162          3,596
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $324,681       $330,741       $241,414
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS ON BONDS AND SHORT-TERM
INVESTMENTS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $236,408       $176,924       $117,032
Gross unrealized capital losses                                     (14,758)        (8,996)       (32,336)
                                                                   --------------------------------------
Net unrealized capital gains                                        221,650        167,928         84,696
Balance, beginning of year                                          167,928         84,696            (78)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 53,722       $ 83,232       $ 84,774
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    558       $    376       $    185
Gross unrealized capital losses                                     (31,533)       (30,877)       (23,137)
                                                                   --------------------------------------
Net unrealized capital losses                                       (30,975)       (30,501)       (22,952)
Balance, beginning of year                                          (30,501)       (22,952)       (22,793)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $   (474)      $ (7,549)      $   (159)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                                     2004           2003           2002
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 21,229       $ 12,602       $(28,561)
Common stocks                                                          (266)           657           (149)
Other invested assets                                                (5,798)        (4,393)            (2)
                                                                   --------------------------------------
Realized capital gains (losses)                                      15,165          8,866        (28,712)
Capital gains tax (benefit)                                          23,483         21,938         23,053
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,318)       (13,072)       (51,765)
Less: amounts transferred to IMR                                      6,582          9,641          5,078
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(14,900)      $(22,713)      $(56,843)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,868,164, $2,523,341 and $1,691,422, gross realized capital gains of $25,465, $23,090 and $15,257, and gross realized capital losses of $2,900, $6,150 and $9,998, respectively, before transfers to the IMR. Sales of common and preferred stocks for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,814, $4,031 and $35, gross realized capital gains of $50, $715 and $0, and gross realized capital losses of $314, $5 and $7, respectively.

(e) INVESTMENTS--DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2004 and 2003, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2004 and 2003 were $1,455,253 and $1,163,355, respectively. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2004 and 2003 were $(29,914) and $820, respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2004 and 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $220,000 and $70,000, respectively, and a fair value of $(604) and $3,684, respectively.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2004 and 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $129,492 and $76,855, respectively, and a fair value of $(24,927) and $(10,282), respectively.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2004 and 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $1,189 and $6,884, respectively. As of December 31, 2004 and 2003 the average fair value for interest rate caps and swaptions was $3,619 and $7,481, respectively in asset value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2004 and 2003 total return swaps had a notional value of $40,000 and $0, respectively, and a fair value of $122 and $0, respectively. As of December 31, 2004 and 2003 the average fair value for credit default and total return swaps was $26 and $0, respectively in asset value. For the year ended December 31, 2004 credit derivatives reported a gain of $28 in realized capital gains and losses. There were no realized gains and losses during the year 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2004 and 2003, foreign currency swaps had a notional value of $49,262 and $0, respectively, and a fair value of $(5,902) and $0, respectively. As of December 31, 2004 and 2003 the average fair value for foreign currency derivatives was ($842) and $0, respectively in liability value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2004 and 2003, the warrants had a notional value of $500 and a fair value of $208 and $534, respectively. As of December 31, 2004 and 2003, the average fair value of the warrants was $313 and $290, respectively. There were no realized gains and losses during the years 2004, 2003 and 2002.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2004, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of this fixed maturity was $133,765, $1,599, and $135,364, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $   29,257        $    211         $    (98)       $   29,370
  --Guaranteed and sponsored -- asset backed            476,051           5,071           (1,180)          479,942
International governments                                41,802           4,721             (337)           46,186
Public utilities                                        326,596          15,503             (878)          341,221
All other corporate                                   2,700,917         161,356           (7,801)        2,854,472
All other corporate -- asset-backed                   1,784,676          49,546           (4,464)        1,829,758
Short-term investments                                  189,332              --               --           189,332
Parents, subsidiaries and affiliates                     26,725              --               --            26,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,575,356        $236,408         $(14,758)       $5,797,006
                                                     -------------------------------------------------------------

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    5,346             558         $    (17)       $    5,887
Common stock -- affiliated                               36,884              --          (31,516)            5,368
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   42,230        $    558         $(31,533)       $   11,255
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $  107,943        $    605         $    (47)       $  108,501
  --Guaranteed and sponsored -- asset backed            529,528              --               --           529,528
States, municipalities and political
 subdivisions                                             5,560               7               (4)            5,563
International governments                                44,569           4,201              (13)           48,757
Public utilities                                        266,866          13,955             (625)          280,196
All other corporate                                   2,779,091         150,649           (5,014)        2,924,726
All other corporate -- asset-backed                   1,863,931           7,507           (3,293)        1,868,145
Short-term investments                                  111,118              --               --           111,118
Parents, subsidiaries and affiliates                     41,725              --               --            41,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,750,331        $176,924         $ (8,996)       $5,918,259
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    4,807        $    376         $    (62)       $    5,121
Common stock -- affiliated                               36,884              --          (30,815)            6,069
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   41,691        $    376         $(30,877)       $   11,190
                                                     -------------------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2004 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  682,447       $  702,743
Over one year through five years                        2,339,182        2,435,441
Over five years through ten years                       1,865,432        1,942,201
Over ten years                                            688,295          716,621
                                                       ---------------------------
                                         TOTAL         $5,575,356       $5,797,006
                                                       ---------------------------

Bonds with a carrying value of $3,969 and $3,612 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2004 were 9.5% and 6.53%, respectively. During 2004, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 55.9%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31, 2004, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2004 and 2003.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2004 and 2003 was $1,207 and $968, respectively. The realized capital losses related to these loans, as of December 31, 2004 and 2003 were $157 and $0, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2004 and 2003.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS ADMITTED ASSETS, LIABILITIES AND SURPLUS STATEMENT ITEMS:

                                                         2004                                2003
                                              ---------------------------------------------------------------
                                               Carrying        Estimated           Carrying        Estimated
                                                Amount         Fair Value           Amount         Fair Value
                                              ---------------------------------------------------------------
ASSETS
  Bonds and short-term investments            $5,575,356        5,797,006         $5,750,331        5,918,259
  Common stocks                                   11,255           11,255             11,190           11,190
  Preferred stocks                                    --               --                  4                4
  Policy loans                                   310,520          310,520            294,714          294,714
  Mortgage loans                                  69,626           78,851             95,737           95,737
  Derivative related assets                        1,397            1,397              7,418            7,418
  Other invested assets                           26,961           26,961             40,685           40,685
LIABILITIES
  Deposit funds and other benefits            $  121,745          121,745         $  100,128          100,128
  Derivative related liabilities                   5,780           31,011                 --            6,598
                                              ---------------------------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts. As of December 31, 2004 and 2003, the fair value of the loaned securities was approximately $180,346 and $236,373, respectively, and was included in Cash and Short Term Investments. The cash collateral received as of December 31, 2004 and 2003 of approximately $183,321 and $240,331, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents amortized cost, fair value, and unrealized losses for the Company's fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                     December 31, 2004
                                     ----------------------------------------------------------------------------------
                                            Less Than 12 Months                  12 Months or More             Total
                                     ----------------------------------------------------------------------------------
                                     Amortized     Fair     Unrealized   Amortized     Fair     Unrealized   Amortized
                                       Cost       Value       Losses       Cost       Value       Losses        Cost
                                     ----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                         $ 12,590    $ 12,492    $    (98)   $     --    $     --    $     --    $   12,590
  -- guaranteed and
   sponsored -- asset-backed          157,272     156,301        (971)      6,714       6,505        (209)      163,986
International governments                  --          --          --      10,517      10,180        (337)       10,517
Public utilities                       29,873      29,638        (235)     16,122      15,479        (643)       45,995
All other corporate
 including international              373,010     367,665      (5,345)     65,001      62,545      (2,456)      438,011
All other corporate --
 asset-backed                         423,586     419,730      (3,856)     26,610      26,002        (608)      450,196
                                     ----------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES          996,331     985,826     (10,505)    124,964     120,711      (4,253)    1,121,295
Common stock -- unaffiliated               --          --          --         696         679         (17)          696
Common stock -- affiliated                 --          --          --      36,884       5,368     (31,516)       36,884
                                     ----------------------------------------------------------------------------------
                TOTAL EQUITY               --          --          --      37,580       6,047     (31,533)       37,580
                                     ----------------------------------------------------------------------------------
            TOTAL SECURITIES         $996,331    $985,826    $(10,505)   $162,544    $126,758    $(35,786)   $1,158,875
                                     ----------------------------------------------------------------------------------

                                 December 31, 2004
                              -----------------------
                                       Total
                              -----------------------
                                 Fair      Unrealized
                                Value        Losses
                              -----------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                  $   12,492    $    (98)
  -- guaranteed and
   sponsored -- asset-backed     162,806      (1,180)
International governments         10,180        (337)
Public utilities                  45,117        (878)
All other corporate
 including international         430,210      (7,801)
All other corporate --
 asset-backed                    445,732      (4,464)
                              -----------------------
      TOTAL FIXED MATURITIES   1,106,537     (14,758)
Common stock -- unaffiliated         679         (17)
Common stock -- affiliated         5,368     (31,516)
                              -----------------------
                TOTAL EQUITY       6,047     (31,533)
                              -----------------------
            TOTAL SECURITIES  $1,112,584    $(46,291)
                              -----------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2004, fixed maturities represented approximately 100% of the Company's total unrealized loss amount, which was comprised of approximately 220 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $862. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS accounted for under SSAP 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 200 securities of which 94%, or $9,823, were comprised of securities with fair value to amortized cost ratios at or greater than 90%.

The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of 30 securities. Of the twelve months or more unrealized loss amount $3,502, or 82%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                         December 31, 2003
                                          --------------------------------------------------------------------------------
                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                     December 31, 2003
                                   ---------------------
                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2004 and 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,       December 31,
                                                                  2004               2003
                                                              -------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $446,816           $423,715
Total of all deferred tax liabilities                            (29,360)           (57,848)
                                                              -------------------------------
Net deferred assets/(liability)                                  417,456            365,867
Net admitted deferred asset/(liability)                           97,105             55,301
                                                              -------------------------------
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $320,351           $310,566
                                                              -------------------------------
Increase (decrease) in deferred taxes non-admitted              $  9,785           $(53,963)
                                                              -------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2004           2003          2002
                                                                     -------------------------------------
Federal                                                              $(87,470)      $(21,840)      $25,183
                                                                     -------------------------------------
Foreign                                                                    --          1,885         3,528
                                                                     -------------------------------------
Federal income tax on capital gains                                    23,483         21,940        23,053
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $(63,987)      $  1,985       $51,764
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Reserves                                                         $ 44,480           $ 23,627         $ 20,853
Fortis ceding commission                                               --             15,256          (15,256)
Tax DAC                                                           245,155            226,262           18,893
Bonds                                                               8,536             21,085          (12,549)
NOL carryforward/AMT credits                                      114,164            108,582            5,582
Software project deferral                                           2,763                 --            2,763
Other                                                              31,718             28,903            2,815
                                                               ----------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $446,816           $423,715         $ 23,101
                                                               ----------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $320,351           $310,566         $  9,785
                                                               ----------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Bonds                                                            $(15,793)          $(13,550)        $ (2,243)
Tax preferred investments                                              --            (29,655)          29,655
Accrued deferred compensation                                      (1,710)              (102)          (1,608)
Software project deferral                                              --             (1,121)           1,121
Deferred and uncollected                                          (11,237)           (10,234)          (1,003)
Other                                                                (620)            (3,186)           2,566
                                                               ----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(29,360)          $(57,848)        $ 28,488
                                                               ----------------------------------------------

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Total deferred tax assets                                        $446,816           $423,715         $ 23,101
Total deferred tax liabilities                                    (29,360)           (57,848)          28,488
                                                               ----------------------------------------------
Net deferred tax asset (liability)                               $417,456           $365,867           51,589
                                                               ----------------------------------------------
Change in net deferred income tax                                                                    $ 51,589
                                                               ----------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Tax provision at statutory rate           $  67,442      35.0%        $ 96,886      35.0%        $ (71,865)    (35.0)%
Tax preferred investments                   (78,652)    (40.8)%        (69,159)    (25.0)%         (64,562)    (31.4)%
Unrealized gains/(losses)                    (5,367)     (2.8)%             --        --                --        --
IMR adjustment                                 (369)     (0.2)%             --        --                --        --
1998-2001 IRS audit                        (102,502)    (53.2)%             --        --                --        --
Other                                         3,872       2.0%           2,741       1.0%           (3,208)     (1.6)%
                                          ----------------------------------------------------------------------------
                            TOTAL         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Federal and foreign income tax
 incurred                                 $ (63,987)    (33.2)%       $  1,985       0.7%        $  51,764      25.2%
Change in net deferred income
 taxes                                      (51,589)    (26.8)%         28,483      10.3%         (191,399)    (93.2)%
                                          ----------------------------------------------------------------------------
     TOTAL STATUTORY INCOME TAXES         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

(e) As of December 31, 2004, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2004                   $         7,825
2003                   $         1,985

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $219,998 in 2004, an increase of $9,069 from the 2003 balance of $210,929. The total amount of reinsurance credits taken for this agreement is $338,458 in 2004, an increase of $13,953 from the 2003 balance of $324,505.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. As of December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively, and the reserve credit taken was $37,018 and $3,680, respectively.

The amount of reinsurance recoverables from reinsurers was $15,488 and $16,578 at December 31, 2004 and 2003, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,626,098       $1,483,460         $  (948,528)      $ 6,161,030
Policy and Contract Claim Liabilities      $    21,331       $   14,491         $    (8,942)      $    26,880
Premium and Annuity Considerations         $11,712,335       $  259,653         $  (352,200)      $11,619,788
Death, Annuity, Disability and Other
 Benefits                                  $   196,436       $  113,044         $   (40,442)      $   269,038
Surrenders and Other Fund Withdrawals      $ 6,150,801       $  584,474         $(1,300,184)      $ 5,435,091

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,671,324       $1,511,423         $  (761,273)      $ 6,421,474
Policy and Contract Claim Liabilities      $    22,699       $   14,201         $    (9,066)      $    27,834
Premium and Annuity Considerations         $12,173,716       $  287,413         $  (345,423)      $12,115,706
Death, Annuity, Disability and Other
 Benefits                                  $   165,828       $  114,575         $   (37,015)      $   243,388
Surrenders and Other Fund Withdrawals      $ 4,904,307       $  546,275         $(1,071,759)      $ 4,378,823

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2002
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,566,253       $1,511,752         $  (946,667)      $ 6,131,338
Policy and Contract Claim Liabilities      $    26,680       $   15,825         $    (8,649)      $    33,856
Premium and Annuity Considerations         $ 8,401,771       $  371,175         $(4,146,116)      $ 4,626,830
Death, Annuity, Disability and Other
 Benefits                                  $   138,864       $  114,019         $   (25,083)      $   227,800
Surrenders and Other Fund Withdrawals      $ 4,436,989       $  766,314         $  (459,359)      $ 4,743,944

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31, 2004 and 2003:

                                                                     December 31,       December 31,
                                                                         2004               2004
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,856            $ 3,339
Ordinary Renewal                                                        18,614             29,980
Group Life                                                                  37                 68
                                                                     -------------------------------
                                                       TOTAL           $21,507            $33,387
                                                                     -------------------------------

                                                                     December 31,       December 31,
                                                                         2003               2003
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,414            $ 2,831
Ordinary Renewal                                                        16,253             25,079
Group Life                                                                  45                 80
                                                                     -------------------------------
                                                       TOTAL           $18,712            $27,990
                                                                     -------------------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The terms of the settlement require that these amounts be settled generally within 30 days.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 4, 5 and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $31,786, $8,599 and $4,357 for 2004, 2003 and 2002, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2004, 2003 or 2002.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In 2003, The Hartford allocated 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees was increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $3.8 million, $2.7 million and $2.5 million in 2004, 2003 and 2002, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31(st) or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2004, 2003 or 2002. The amount available for dividend in 2005 is approximately $0.

The portion of unassigned funds (surplus) reduced by each item below as of December 31, is as follows:

                                                                  2004               2003
                                                              -------------------------------
Unrealized gains and losses                                    $ (46,387)         $ (32,805)
Nonadmitted asset values                                       $(351,559)         $(334,593)
Asset valuation reserves                                       $ (30,117)         $ (16,542)
Reinsurance in unauthorized companies                          $    (222)         $     (76)

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $62.9 billion and $52.2 billion as of December 31, 2004 and 2003, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $904 million, $626 million and $518 million for the years ended December 31, 2004, 2003 and 2002, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2004 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2004               $ 8,453,455
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $61,093,263
                                                                               -----------
          Total reserves                                                       $61,093,263
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       67,071
          Market value                                                          60,925,462
                                                                               -----------
          Subtotal                                                              60,992,533
          Not subject to discretionary withdrawal                                  100,730
                                                                               -----------
                                                                 TOTAL         $61,093,263
                                                                               -----------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company.

BROKER COMPENSATION LITIGATION--In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,268 and was refunded $2 in 2004 and 2003, respectively, of which $762 increased and $1 decreased in 2004 and 2003, respectively, the creditable amount against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,738 and $8,164 in 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2005                   $        13,657
2006                            12,673
2007                            11,220
2008                             9,588
2009                             8,274
Thereafter                       8,958
                       ---------------
Total                  $        64,370
                       ---------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $5,574 and $3,195 in 2004 and 2003, respectively.

(d) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2004, the IRS completed its examination and issued its Revenue Agents Report for the 1998-2001 tax years. The IRS and the Company agreed upon all adjustments, and as a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

                                     *****

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)  (1)  (a) Resolution of the board of directors of Hartford Life and
                   Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

               (b) Resolution of the board of directors of Hartford Life and
                   Annuity Insurance Company ("Hartford") authorizing the re-designation of the Separate Account.(2)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(3)

          (3)  (b) Form of Dealer Agreement.(3)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a) Certificate of Incorporation of Hartford.(4)

               (b) Bylaws of Hartford.(4)

          (7)  Form of Reinsurance Agreement.(5)

          (8)  Form of Fund Participation Agreement.(6)

          (9)  Opinion and Consent of Christopher M. Grinnell,
               Counsel and Assistant Vice President.

          (10) Consent of Deloitte & Touche LLP.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (99) Copy of Power of Attorney.


-----------------
     (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73572, dated May 1, 1995.
     (2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69429, filed on April 9, 2001.
     (3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73572, dated May 1, 1996.
     (4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.
     (6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on August 25, 2000.
     (7) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

Item 25.  Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

*Denotes election to Board of Directors.

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant. Incorporated by reference to Pre-Effective Amendment No.1, to the Registration Statement File No. 333-119414, filed on March 31, 2005.

Item 27.  Number of Contract Owners

          As of March 31, 2005, there were 177,978 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
         Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
               Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
               Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
               Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life Insurance Company - Separate Account Twelve
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

     (b)  Directors and Officers of HSD

                                             POSITIONS AND OFFICES
              NAME                              WITH UNDERWRITER
              ----                           ---------------------
          David A. Carlson             Senior Vice President and Deputy
                                       Chief Financial Officer
          Richard G. Costello          Vice President and Secretary
          George R. Jay                Chief Broker-Dealer Compliance Officer
          Stephen T. Joyce             Vice President
          Thomas M. Marra              President, Chief Executive Officer and
                                       Chairman of the Board, Director
          Martin A. Swanson            Vice President
          John C. Walters              Executive Vice President, Director
          Neal S. Wolin                Executive Vice President and General
                                       Counsel
          Lizabeth H. Zlatkus          Director

          Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut
          06115.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of April, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY-
SEPARATE ACCOUNT TEN
     (Registrant)

By:  Thomas M. Marra                                *By:  /s/ Marianne O'Doherty
    --------------------------------------------         -----------------------
     Thomas M. Marra, President, Chief Executive              Marianne O'Doherty
     Officer and Chairman of the Board*                       Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
     (Depositor)

By:  Thomas M. Marra
    --------------------------------------------
     Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive         *By:  /s/ Marianne O'Doherty
     Officer and Chairman of the Board, Director*        -----------------------
Ernest M. McNeill, Jr., Vice President &                      Marianne O'Doherty
     Chief Accounting Officer*                                Attorney-in-Fact
John C. Walters, Executive Vice President, Director*
Lizabeth H. Zlatkus, Executive Vice President and
     Chief Financial Officer, Director*
David M. Znamierowski, Executive Vice President &
     Chief Investment Officer, Director*            Date: April 29, 2005



333-50465

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

(10) Consent of Deloitte & Touche LLP.

(99) Copy of Power of Attorney.